UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Equity Sector Central Funds Semi-Annual Report March 31, 2017

Contents

Fidelity® Consumer Discretionary Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Consumer Staples Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Energy Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Financials Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Health Care Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Industrials Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Information Technology Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Materials Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Real Estate Equity Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Telecom Services Central Fund
Investment Summary
Investments
Financial Statements
Fidelity® Utilities Central Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fidelity® Consumer Discretionary Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	14.7	14.6
Home Depot, Inc.	9.1	8.3
The Walt Disney Co.	8.1	7.1
Charter Communications, Inc. Class A	7.0	6.1
NIKE, Inc. Class B	5.1	5.1
Starbucks Corp.	4.6	4.8
Comcast Corp. Class A	3.8	3.5
Ross Stores, Inc.	3.6	4.1
Hilton, Inc.	2.6	4.0
Las Vegas Sands Corp.	2.5	2.9
	61.1

Top Industries (% of fund's net assets)

As of March 31, 2017
Media	21.9%
Hotels, Restaurants & Leisure	21.7%
Specialty Retail	21.6%
Internet & Direct Marketing Retail	16.3%
Textiles, Apparel & Luxury Goods	7.4%
All Others*	11.1%

As of September 30, 2016
Specialty Retail	23.4%
Media	22.4%
Hotels, Restaurants & Leisure	18.0%
Internet & Direct Marketing Retail	17.0%
Textiles, Apparel & Luxury Goods	6.7%
All Others*	12.5%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Consumer Discretionary Central Fund

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Auto Components - 1.1%
Auto Parts & Equipment - 1.1%
Tenneco, Inc.	275,296	$17,183,976
Automobiles - 0.9%
Automobile Manufacturers - 0.9%
Ferrari NV	67,222	4,998,628
Tesla, Inc. (a)	28,416	7,908,173
Thor Industries, Inc.	7,900	759,427
		13,666,228
Beverages - 2.4%
Distillers & Vintners - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	184,207	29,854,428
Soft Drinks - 0.5%
Monster Beverage Corp. (a)	180,650	8,340,611

TOTAL BEVERAGES		38,195,039

Distributors - 0.5%
Distributors - 0.5%
LKQ Corp. (a)	255,400	7,475,558
Diversified Consumer Services - 0.4%
Specialized Consumer Services - 0.4%
ServiceMaster Global Holdings, Inc. (a)	168,411	7,031,159
Food & Staples Retailing - 1.6%
Food Distributors - 0.6%
Performance Food Group Co. (a)	376,675	8,964,865
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	100,249	16,810,755

TOTAL FOOD & STAPLES RETAILING		25,775,620

Hotels, Restaurants & Leisure - 21.7%
Casinos & Gaming - 3.7%
Las Vegas Sands Corp.	699,516	39,921,378
Melco Crown Entertainment Ltd. sponsored ADR	301,900	5,597,226
MGM Mirage, Inc.	340,300	9,324,220
Wynn Resorts Ltd.	35,515	4,070,374
		58,913,198
Hotels, Resorts & Cruise Lines - 3.6%
Hilton, Inc.	723,951	42,322,175
Marriott International, Inc. Class A	81,208	7,648,169
Park Hotels & Resorts, Inc.	1,881	48,285
Royal Caribbean Cruises Ltd.	88,428	8,675,671
		58,694,300
Leisure Facilities - 2.1%
Vail Resorts, Inc.	173,123	33,222,304
Restaurants - 12.3%
ARAMARK Holdings Corp.	147,900	5,453,073
Buffalo Wild Wings, Inc. (a)	57,293	8,751,506
Chipotle Mexican Grill, Inc. (a)	19,800	8,821,296
Dave & Buster's Entertainment, Inc. (a)	275,393	16,823,758
Del Taco Restaurants, Inc. (a)	259,527	3,441,328
Domino's Pizza, Inc.	80,820	14,895,126
Dunkin' Brands Group, Inc.	66,300	3,625,284
Jack in the Box, Inc.	216,411	22,013,327
McDonald's Corp.	64,549	8,366,196
Panera Bread Co. Class A (a)(b)	14,700	3,849,489
Papa John's International, Inc.	138,216	11,062,809
Ruth's Hospitality Group, Inc.	341,181	6,840,679
Shake Shack, Inc. Class A (a)	26,000	868,400
Starbucks Corp.	1,273,041	74,332,864
Texas Roadhouse, Inc. Class A	36,400	1,620,892
U.S. Foods Holding Corp.	262,000	7,330,760
Wingstop, Inc.	20,988	593,541
		198,690,328

TOTAL HOTELS, RESTAURANTS & LEISURE		349,520,130

Household Durables - 0.1%
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	428,500	1,734,070
Household Products - 0.7%
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	86,217	11,985,025
Internet & Direct Marketing Retail - 16.3%
Internet & Direct Marketing Retail - 16.3%
Amazon.com, Inc. (a)	267,526	237,172,503
Liberty Interactive Corp. QVC Group Series A (a)	765,706	15,329,434
Netflix, Inc. (a)	62,427	9,227,335
		261,729,272
Internet Software & Services - 0.2%
Internet Software & Services - 0.2%
Facebook, Inc. Class A (a)	25,862	3,673,697
Leisure Products - 0.4%
Leisure Products - 0.4%
Mattel, Inc.	249,800	6,397,378
Media - 21.9%
Advertising - 1.2%
Interpublic Group of Companies, Inc.	811,105	19,928,850
Cable & Satellite - 11.4%
Charter Communications, Inc. Class A (a)	342,637	112,151,943
Comcast Corp. Class A	1,646,790	61,902,836
DISH Network Corp. Class A (a)	49,041	3,113,613
Naspers Ltd. Class N	34,184	5,890,324
		183,058,716
Movies & Entertainment - 9.3%
The Walt Disney Co.	1,148,078	130,180,564
Time Warner, Inc.	202,741	19,809,823
		149,990,387

TOTAL MEDIA		352,977,953

Multiline Retail - 2.1%
General Merchandise Stores - 2.1%
B&M European Value Retail S.A.	1,627,882	6,106,483
Dollar Tree, Inc. (a)	357,129	28,020,341
		34,126,824
Personal Products - 0.1%
Personal Products - 0.1%
Herbalife Ltd. (a)	32,900	1,912,806
Specialty Retail - 21.6%
Apparel Retail - 7.7%
Burlington Stores, Inc. (a)	49,100	4,776,939
Foot Locker, Inc.	82,200	6,149,382
Inditex SA	187,499	6,603,072
L Brands, Inc.	294,892	13,889,413
Ross Stores, Inc.	872,569	57,476,120
TJX Companies, Inc.	452,090	35,751,277
		124,646,203
Automotive Retail - 4.5%
Advance Auto Parts, Inc.	83,040	12,311,510
AutoZone, Inc. (a)	40,574	29,337,031
O'Reilly Automotive, Inc. (a)	112,059	30,238,001
		71,886,542
Home Improvement Retail - 9.1%
Home Depot, Inc.	1,001,082	146,988,870
Specialty Stores - 0.3%
Dick's Sporting Goods, Inc.	30,700	1,493,862
Sally Beauty Holdings, Inc. (a)	50,344	1,029,031
Ulta Beauty, Inc. (a)	5,700	1,625,811
		4,148,704

TOTAL SPECIALTY RETAIL		347,670,319

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	24,000	3,447,840
Textiles, Apparel & Luxury Goods - 7.4%
Apparel, Accessories & Luxury Goods - 2.3%
adidas AG	43,110	8,199,972
G-III Apparel Group Ltd. (a)	370,916	8,119,351
Kate Spade & Co. (a)	70,300	1,633,069
LVMH Moet Hennessy - Louis Vuitton SA	20,049	4,406,619
VF Corp.	256,019	14,073,364
		36,432,375
Footwear - 5.1%
NIKE, Inc. Class B	1,475,348	82,221,144

TOTAL TEXTILES, APPAREL & LUXURY GOODS		118,653,519

TOTAL COMMON STOCKS
(Cost $1,137,110,117)		1,603,156,413

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.84% (c)	8,801,737	8,803,497
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	4,280,750	4,281,178
TOTAL MONEY MARKET FUNDS
(Cost $13,084,403)		13,084,675
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $1,150,194,520)		1,616,241,088
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,768,758)
NET ASSETS - 100%		$1,609,472,330

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,332
Fidelity Securities Lending Cash Central Fund	174,341
Total	$212,673

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,603,156,413	$1,586,256,398	$16,900,015	$--
Money Market Funds	13,084,675	13,084,675	--	--
Total Investments in Securities:	$1,616,241,088	$1,599,341,073	$16,900,015	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,294,668) — See accompanying schedule: Unaffiliated issuers (cost $1,137,110,117)	$1,603,156,413
Fidelity Central Funds (cost $13,084,403)	13,084,675
Total Investments (cost $1,150,194,520)		$1,616,241,088
Receivable for investments sold		12,990,591
Receivable for fund shares sold		189,253
Dividends receivable		612,610
Distributions receivable from Fidelity Central Funds		11,875
Other receivables		195,757
Total assets		1,630,241,174
Liabilities
Payable for investments purchased	$9,433,450
Payable for fund shares redeemed	7,042,533
Other payables and accrued expenses	16,561
Collateral on securities loaned	4,276,300
Total liabilities		20,768,844
Net Assets		$1,609,472,330
Net Assets consist of:
Paid in capital		$1,130,803,188
Undistributed net investment income		2,826,960
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,803,485
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		466,038,697
Net Assets, for 5,900,360 shares outstanding		$1,609,472,330
Net Asset Value, offering price and redemption price per share ($1,609,472,330 ÷ 5,900,360 shares)		$272.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$10,020,092
Income from Fidelity Central Funds (including $174,341 from security lending)		212,673
Total income		10,232,765
Expenses
Custodian fees and expenses	$20,317
Independent directors' fees and expenses	3,286
Interest	5,949
Total expenses before reductions	29,552
Expense reductions	(3,287)	26,265
Net investment income (loss)		10,206,500
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,816,950
Fidelity Central Funds	5,354
Foreign currency transactions	(18,819)
Total net realized gain (loss)		9,803,485
Change in net unrealized appreciation (depreciation) on: Investment securities	138,632,948
Assets and liabilities in foreign currencies	685
Total change in net unrealized appreciation (depreciation)		138,633,633
Net gain (loss)		148,437,118
Net increase (decrease) in net assets resulting from operations		$158,643,618

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,206,500	$23,856,688
Net realized gain (loss)	9,803,485	(60,572,495)
Change in net unrealized appreciation (depreciation)	138,633,633	153,175,647
Net increase (decrease) in net assets resulting from operations	158,643,618	116,459,840
Distributions to shareholders from net investment income	(7,379,540)	(23,912,876)
Affiliated share transactions
Proceeds from sales of shares	98,304,594	167,822,899
Reinvestment of distributions	7,379,368	23,912,313
Cost of shares redeemed	(226,509,025)	(193,149,714)
Net increase (decrease) in net assets resulting from share transactions	(120,825,063)	(1,414,502)
Total increase (decrease) in net assets	30,439,015	91,132,462
Net Assets
Beginning of period	1,579,033,315	1,487,900,853
End of period	$1,609,472,330	$1,579,033,315
Other Information
Undistributed net investment income end of period	$2,826,960	$–
Shares
Sold	389,751	687,541
Issued in reinvestment of distributions	29,209	98,072
Redeemed	(866,338)	(793,764)
Net increase (decrease)	(447,378)	(8,151)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Consumer Discretionary Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$248.76	$234.10	$213.75	$196.26	$150.90	$114.27
Income from Investment Operations
Net investment income (loss)A	1.62	3.75	3.36	2.23	2.00	1.84
Net realized and unrealized gain (loss)	23.55	14.67	20.24	17.43	45.30	36.60
Total from investment operations	25.17	18.42	23.60	19.66	47.30	38.44
Distributions from net investment income	(1.15)	(3.76)	(3.25)	(2.17)	(1.94)	(1.81)
Total distributions	(1.15)	(3.76)	(3.25)	(2.17)	(1.94)	(1.81)
Net asset value, end of period	$272.78	$248.76	$234.10	$213.75	$196.26	$150.90
Total ReturnB,C	10.15%	7.91%	11.01%	10.03%	31.56%	33.79%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.26%G	1.54%	1.41%	1.06%	1.17%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$1,609,472	$1,579,033	$1,487,901	$1,431,901	$1,340,686	$914,137
Portfolio turnover rateH	34%G,I	27%	68%	169%I	122%I	191%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Philip Morris International, Inc.	12.6	4.3
British American Tobacco PLC sponsored ADR	11.4	11.1
CVS Health Corp.	8.5	9.1
Kroger Co.	5.9	5.9
Reynolds American, Inc.	5.8	4.6
The Coca-Cola Co.	5.1	3.7
Estee Lauder Companies, Inc. Class A	4.9	1.4
Colgate-Palmolive Co.	3.9	2.5
Monster Beverage Corp.	3.5	3.3
Altria Group, Inc.	3.4	3.9
	65.0

Top Industries (% of fund's net assets)

As of March 31, 2017
Tobacco	33.6%
Food & Staples Retailing	17.5%
Beverages	17.1%
Food Products	9.9%
Personal Products	9.9%
All Others*	12.0%

As of September 30, 2016
Tobacco	24.2%
Food & Staples Retailing	23.9%
Beverages	17.1%
Household Products	15.8%
Food Products	11.1%
All Others*	7.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Consumer Staples Central Fund

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Beverages - 16.9%
Brewers - 3.0%
Anheuser-Busch InBev SA NV	317,059	$34,741,822
China Resources Beer Holdings Co. Ltd.	1,413,210	3,215,023
		37,956,845
Distillers & Vintners - 3.2%
Brown-Forman Corp. Class B (non-vtg.)	62,265	2,875,398
Constellation Brands, Inc. Class A (sub. vtg.)	98,966	16,039,420
Kweichow Moutai Co. Ltd. (A Shares)	114,018	6,396,305
Pernod Ricard SA	106,874	12,644,062
Wuliangye Yibin Co. Ltd. Class A	534,788	3,338,979
		41,294,164
Soft Drinks - 10.7%
Britvic PLC	964,033	7,820,744
Coca-Cola Bottling Co. Consolidated	53,495	11,021,040
Coca-Cola European Partners PLC	47,005	1,771,618
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (a)	27,849	1,996,773
Coca-Cola Icecek Sanayi A/S	249,735	2,448,941
Embotelladora Andina SA Series A sponsored ADR Series A	111,882	2,516,226
Monster Beverage Corp. (b)	973,878	44,963,947
The Coca-Cola Co.	1,542,761	65,474,777
		138,014,066

TOTAL BEVERAGES		217,265,075

Food & Staples Retailing - 17.5%
Drug Retail - 11.6%
CVS Health Corp.	1,384,003	108,644,236
Drogasil SA (b)	140,600	2,634,959
Rite Aid Corp. (b)	1,388,400	5,900,700
Walgreens Boots Alliance, Inc.	382,878	31,798,018
		148,977,913
Food Retail - 5.9%
Kroger Co.	2,576,523	75,981,663

TOTAL FOOD & STAPLES RETAILING		224,959,576

Food Products - 9.9%
Agricultural Products - 2.7%
Bunge Ltd.	434,618	34,447,823
Packaged Foods & Meats - 7.2%
Amplify Snack Brands, Inc. (b)	133,226	1,119,098
Blue Buffalo Pet Products, Inc. (a)(b)	230,274	5,296,302
Mondelez International, Inc.	673,912	29,032,129
Nestle SA	105,290	8,081,194
The Hain Celestial Group, Inc. (b)	541,246	20,134,351
TreeHouse Foods, Inc. (b)	345,473	29,247,744
		92,910,818

TOTAL FOOD PRODUCTS		127,358,641

Hotels, Restaurants & Leisure - 0.8%
Restaurants - 0.8%
U.S. Foods Holding Corp.	347,508	9,723,273
Household Products - 7.6%
Household Products - 7.6%
Colgate-Palmolive Co.	678,520	49,660,879
Kimberly-Clark Corp.	38,524	5,070,914
Procter & Gamble Co.	377,040	33,877,044
Spectrum Brands Holdings, Inc.	64,266	8,933,617
		97,542,454
Personal Products - 9.9%
Personal Products - 9.9%
Avon Products, Inc. (b)	1,421,100	6,252,840
Coty, Inc. Class A	1,886,678	34,205,472
Estee Lauder Companies, Inc. Class A	736,067	62,411,121
Herbalife Ltd. (b)	140,632	8,176,344
L'Oreal SA	35,138	6,752,962
Unilever NV (Certificaten Van Aandelen) (Bearer)	134,300	6,667,881
Unilever PLC sponsored ADR	49,155	2,425,308
		126,891,928
Tobacco - 33.6%
Tobacco - 33.6%
Altria Group, Inc.	607,167	43,363,867
British American Tobacco PLC sponsored ADR (a)	2,215,132	146,907,554
ITC Ltd.	1,163,393	5,027,738
Philip Morris International, Inc.	1,426,804	161,086,175
Reynolds American, Inc.	1,179,574	74,336,753
		430,722,087
TOTAL COMMON STOCKS
(Cost $898,214,530)		1,234,463,034

Nonconvertible Preferred Stocks - 0.2%
Beverages - 0.2%
Brewers - 0.2%
Ambev SA sponsored ADR
(Cost $1,810,274)	484,283	2,789,470

Money Market Funds - 14.7%
Fidelity Cash Central Fund, 0.84% (c)	33,935,014	33,941,801
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	153,687,069	153,702,438
TOTAL MONEY MARKET FUNDS
(Cost $187,643,876)		187,644,239
TOTAL INVESTMENT PORTFOLIO - 111.1%
(Cost $1,087,668,680)		1,424,896,743
NET OTHER ASSETS (LIABILITIES) - (11.1)%		(142,029,727)
NET ASSETS - 100%		$1,282,867,016

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$75,182
Fidelity Securities Lending Cash Central Fund	786,811
Total	$861,993

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,234,463,034	$1,184,972,137	$49,490,897	$--
Nonconvertible Preferred Stocks	2,789,470	2,789,470	--	--
Money Market Funds	187,644,239	187,644,239	--	--
Total Investments in Securities:	$1,424,896,743	$1,375,405,846	$49,490,897	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.7%
United Kingdom	12.3%
Belgium	2.7%
Bermuda	2.7%
France	1.5%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $150,976,786) — See accompanying schedule: Unaffiliated issuers (cost $900,024,804)	$1,237,252,504
Fidelity Central Funds (cost $187,643,876)	187,644,239
Total Investments (cost $1,087,668,680)		$1,424,896,743
Receivable for investments sold		6,334,582
Receivable for fund shares sold		140,784
Dividends receivable		7,461,195
Distributions receivable from Fidelity Central Funds		335,991
Total assets		1,439,169,295
Liabilities
Payable to custodian bank	$101
Payable for investments purchased	2,008,748
Payable for fund shares redeemed	264,571
Other payables and accrued expenses	320,899
Collateral on securities loaned	153,707,960
Total liabilities		156,302,279
Net Assets		$1,282,867,016
Net Assets consist of:
Paid in capital		$888,532,137
Undistributed net investment income		7,300,463
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		50,135,615
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		336,898,801
Net Assets, for 5,385,044 shares outstanding		$1,282,867,016
Net Asset Value, offering price and redemption price per share ($1,282,867,016 ÷ 5,385,044 shares)		$238.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$16,223,829
Income from Fidelity Central Funds (including $786,811 from security lending)		861,993
Total income		17,085,822
Expenses
Custodian fees and expenses	$26,615
Independent directors' fees and expenses	2,584
Interest	814
Total expenses before reductions	30,013
Expense reductions	(2,971)	27,042
Net investment income (loss)		17,058,780
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,867,973
Fidelity Central Funds	(8,675)
Foreign currency transactions	(43,700)
Total net realized gain (loss)		67,815,598
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $47,938)	984,787
Assets and liabilities in foreign currencies	(16,903)
Total change in net unrealized appreciation (depreciation)		967,884
Net gain (loss)		68,783,482
Net increase (decrease) in net assets resulting from operations		$85,842,262

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,058,780	$29,480,460
Net realized gain (loss)	67,815,598	41,183,188
Change in net unrealized appreciation (depreciation)	967,884	101,713,579
Net increase (decrease) in net assets resulting from operations	85,842,262	172,377,227
Distributions to shareholders from net investment income	(9,758,317)	(28,718,321)
Distributions to shareholders from net realized gain	(17,679,983)	–
Total distributions	(27,438,300)	(28,718,321)
Affiliated share transactions
Proceeds from sales of shares	64,743,990	155,551,923
Reinvestment of distributions	27,437,783	28,717,765
Cost of shares redeemed	(152,493,015)	(140,925,877)
Net increase (decrease) in net assets resulting from share transactions	(60,311,242)	43,343,811
Total increase (decrease) in net assets	(1,907,280)	187,002,717
Net Assets
Beginning of period	1,284,774,296	1,097,771,579
End of period	$1,282,867,016	$1,284,774,296
Other Information
Undistributed net investment income end of period	$7,300,463	$–
Shares
Sold	298,003	706,377
Issued in reinvestment of distributions	127,974	128,022
Redeemed	(675,790)	(624,503)
Net increase (decrease)	(249,813)	209,896

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Consumer Staples Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$228.00	$202.36	$205.11	$181.33	$161.05	$131.58
Income from Investment Operations
Net investment income (loss)A	3.03	5.30	5.31	5.20	4.77	4.33
Net realized and unrealized gain (loss)	12.00	25.50	(2.84)	23.75	20.13	29.39
Total from investment operations	15.03	30.80	2.47	28.95	24.90	33.72
Distributions from net investment income	(1.72)	(5.16)	(5.22)	(5.17)	(4.62)	(4.25)
Distributions from net realized gain	(3.07)	–	–	–	–	–
Total distributions	(4.80)B	(5.16)	(5.22)	(5.17)	(4.62)	(4.25)
Net asset value, end of period	$238.23	$228.00	$202.36	$205.11	$181.33	$161.05
Total ReturnC,D	6.83%	15.29%	1.07%	16.13%	15.58%	25.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	.01%	.01%	- %H
Expenses net of all reductions	- %G,H	- %H	- %H	.01%	.01%	- %H
Net investment income (loss)	2.69%G	2.38%	2.45%	2.67%	2.72%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$1,282,867	$1,284,774	$1,097,772	$1,166,861	$1,016,534	$880,205
Portfolio turnover rateI	65%G,J	50%	65%	36%J	34%J	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.80 per share is comprised of distributions from net investment income of $1.724 and distributions from net realized gain of $3.073 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	8.2	5.4
Chevron Corp.	7.4	4.0
EOG Resources, Inc.	6.5	6.0
Baker Hughes, Inc.	5.3	4.8
Pioneer Natural Resources Co.	4.7	4.6
Anadarko Petroleum Corp.	4.3	4.6
Halliburton Co.	4.0	1.5
Diamondback Energy, Inc.	3.7	3.0
Schlumberger Ltd.	3.2	5.7
Kinder Morgan, Inc.	2.6	0.6
	49.9

Top Industries (% of fund's net assets)

As of March 31, 2017
Oil, Gas & Consumable Fuels	78.8%
Energy Equipment & Services	18.5%
Chemicals	1.2%
Gas Utilities	0.3%
Diversified Financial Services	0.3%
All Others*	0.9%

As of September 30, 2016
Oil, Gas & Consumable Fuels	79.6%
Energy Equipment & Services	16.5%
Electric Utilities	1.1%
Independent Power and Renewable Electricity Producers	0.7%
Chemicals	0.6%
All Others*	1.5%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Energy Central Fund

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Chemicals - 1.2%
Commodity Chemicals - 1.2%
LyondellBasell Industries NV Class A	133,850	$12,205,782
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
C&J Energy Services, Inc. (a)	54,800	1,865,940
Diversified Financial Services - 0.3%
Other Diversified Financial Services - 0.3%
Smart Sand, Inc.	157,000	2,551,250
Energy Equipment & Services - 18.5%
Oil & Gas Drilling - 0.9%
Ensco PLC Class A	253,800	2,271,510
Nabors Industries Ltd.	114,338	1,494,398
Odfjell Drilling A/S (a)	736,222	1,594,853
Trinidad Drilling Ltd. (a)	1,042,751	1,803,457
Xtreme Drilling & Coil Services Corp. (a)	1,083,100	1,742,929
		8,907,147
Oil & Gas Equipment & Services - 17.6%
Baker Hughes, Inc.	868,336	51,943,860
Dril-Quip, Inc. (a)	169,700	9,257,135
Exterran Corp. (a)	58,060	1,825,987
Frank's International NV (b)	437,760	4,627,123
Halliburton Co.	800,317	39,383,600
National Oilwell Varco, Inc.	270,100	10,828,309
Newpark Resources, Inc. (a)	938,458	7,601,510
Oceaneering International, Inc.	262,951	7,120,713
RigNet, Inc. (a)	153,492	3,292,403
Schlumberger Ltd.	407,052	31,790,761
Tesco Corp. (a)	249,152	2,005,674
TETRA Technologies, Inc. (a)	592,900	2,413,103
Total Energy Services, Inc.	45,200	452,051
		172,542,229

TOTAL ENERGY EQUIPMENT & SERVICES		181,449,376

Gas Utilities - 0.3%
Gas Utilities - 0.3%
Indraprastha Gas Ltd.	195,344	3,056,805
Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp. (a)(b)	172,400	2,222,236
Oil, Gas & Consumable Fuels - 78.8%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc.	192,883	3,236,577
Integrated Oil & Gas - 15.6%
Chevron Corp.	679,364	72,943,313
Exxon Mobil Corp.	982,164	80,547,265
		153,490,578
Oil & Gas Exploration & Production - 49.0%
Anadarko Petroleum Corp.	685,861	42,523,382
Cabot Oil & Gas Corp.	63,300	1,513,503
Callon Petroleum Co. (a)	1,085,855	14,289,852
Canadian Natural Resources Ltd.	71,600	2,344,222
Carrizo Oil & Gas, Inc. (a)	266,871	7,648,523
Centennial Resource Development, Inc. Class A (c)	45,400	827,642
Cimarex Energy Co.	152,922	18,272,650
Concho Resources, Inc. (a)	84,753	10,877,200
ConocoPhillips Co.	214,142	10,679,262
Continental Resources, Inc. (a)	296,772	13,479,384
Devon Energy Corp.	232,681	9,707,451
Diamondback Energy, Inc. (a)	348,763	36,171,955
Encana Corp.	1,131,800	13,259,724
EOG Resources, Inc.	655,801	63,973,388
Extraction Oil & Gas, Inc.	560,946	10,405,548
Hess Corp.	229,565	11,067,329
Jones Energy, Inc. (b)	85,267	217,431
Marathon Oil Corp.	644,017	10,175,469
Newfield Exploration Co. (a)	439,492	16,221,650
Noble Energy, Inc.	448,513	15,401,936
Oasis Petroleum, Inc. (a)	333,436	4,754,797
Parsley Energy, Inc. Class A (a)	613,032	19,929,670
PDC Energy, Inc. (a)	251,580	15,686,013
Pioneer Natural Resources Co.	247,593	46,109,244
QEP Resources, Inc. (a)	416,774	5,297,198
Range Resources Corp.	170,100	4,949,910
Resolute Energy Corp. (a)(b)	123,200	4,977,280
Rice Energy, Inc. (a)	827,238	19,605,541
Ring Energy, Inc. (a)	310,216	3,356,537
RSP Permian, Inc. (a)	453,670	18,795,548
Sanchez Energy Corp. (a)(b)	18,035	172,054
Seven Generations Energy Ltd. (a)	423,111	7,731,396
SM Energy Co.	253,832	6,097,045
Viper Energy Partners LP	203,100	3,651,738
Whiting Petroleum Corp. (a)	283,425	2,681,201
WPX Energy, Inc. (a)	634,000	8,489,260
		481,341,933
Oil & Gas Refining & Marketing - 5.7%
Alon U.S.A. Energy, Inc.	255,000	3,108,450
Delek U.S. Holdings, Inc.	506,700	12,297,609
HollyFrontier Corp.	86,900	2,462,746
Marathon Petroleum Corp.	320,000	16,172,800
Phillips 66 Co.	210,985	16,714,232
Western Refining, Inc.	29,000	1,017,030
World Fuel Services Corp.	114,245	4,141,381
		55,914,248
Oil & Gas Storage & Transport - 8.2%
GasLog Partners LP	125,700	3,079,650
Gener8 Maritime, Inc. (a)	555,346	3,148,812
Golar LNG Ltd. (b)	207,500	5,795,475
Kinder Morgan, Inc.	1,167,900	25,390,146
Noble Midstream Partners LP	126,875	6,607,650
Plains All American Pipeline LP	391,800	12,384,798
Targa Resources Corp.	164,664	9,863,374
Teekay LNG Partners LP	69,300	1,216,215
The Williams Companies, Inc.	430,604	12,741,573
		80,227,693

TOTAL OIL, GAS & CONSUMABLE FUELS		774,211,029

TOTAL COMMON STOCKS
(Cost $849,529,710)		977,562,418

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.84% (d)	14,166,748	14,169,581
Fidelity Securities Lending Cash Central Fund 0.84% (d)(e)	14,181,360	14,182,778
TOTAL MONEY MARKET FUNDS
(Cost $28,350,961)		28,352,359
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $877,880,671)		1,005,914,777
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(23,845,050)
NET ASSETS - 100%		$982,069,727

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $827,642 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc. Class A	10/11/16	$454,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,923
Fidelity Securities Lending Cash Central Fund	202,533
Total	$231,456

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
Curacao	3.2%
Canada	3.0%
Netherlands	1.7%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,906,008) — See accompanying schedule: Unaffiliated issuers (cost $849,529,710)	$977,562,418
Fidelity Central Funds (cost $28,350,961)	28,352,359
Total Investments (cost $877,880,671)		$1,005,914,777
Receivable for investments sold		14,486,121
Receivable for fund shares sold		110,003
Dividends receivable		272,685
Distributions receivable from Fidelity Central Funds		23,890
Total assets		1,020,807,476
Liabilities
Payable for investments purchased	$20,999,893
Payable for fund shares redeemed	3,457,806
Other payables and accrued expenses	99,634
Collateral on securities loaned	14,180,416
Total liabilities		38,737,749
Net Assets		$982,069,727
Net Assets consist of:
Paid in capital		$814,568,363
Distributions in excess of net investment income		(176,887)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		39,724,327
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,953,924
Net Assets, for 7,760,443 shares outstanding		$982,069,727
Net Asset Value, offering price and redemption price per share ($982,069,727 ÷ 7,760,443 shares)		$126.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$5,293,399
Income from Fidelity Central Funds (including $202,533 from security lending)		231,456
Total income		5,524,855
Expenses
Custodian fees and expenses	$24,728
Independent directors' fees and expenses	2,119
Interest	1,853
Total expenses before reductions	28,700
Expense reductions	(2,119)	26,581
Net investment income (loss)		5,498,274
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,559,434
Fidelity Central Funds	1,026
Foreign currency transactions	(32,915)
Total net realized gain (loss)		40,527,545
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $79,020)	(44,843,361)
Assets and liabilities in foreign currencies	(769)
Total change in net unrealized appreciation (depreciation)		(44,844,130)
Net gain (loss)		(4,316,585)
Net increase (decrease) in net assets resulting from operations		$1,181,689

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,498,274	$13,813,006
Net realized gain (loss)	40,527,545	(105,883,827)
Change in net unrealized appreciation (depreciation)	(44,844,130)	296,762,640
Net increase (decrease) in net assets resulting from operations	1,181,689	204,691,819
Distributions to shareholders from net investment income	(5,675,161)	(13,359,513)
Distributions to shareholders from net realized gain	(803,218)	–
Total distributions	(6,478,379)	(13,359,513)
Affiliated share transactions
Proceeds from sales of shares	106,153,136	116,296,655
Reinvestment of distributions	6,478,271	13,359,286
Cost of shares redeemed	(130,252,268)	(119,805,438)
Net increase (decrease) in net assets resulting from share transactions	(17,620,861)	9,850,503
Total increase (decrease) in net assets	(22,917,551)	201,182,809
Net Assets
Beginning of period	1,004,987,278	803,804,469
End of period	$982,069,727	$1,004,987,278
Other Information
Distributions in excess of net investment income end of period	$(176,887)	$–
Shares
Sold	816,280	1,067,076
Issued in reinvestment of distributions	48,571	119,194
Redeemed	(989,251)	(1,068,144)
Net increase (decrease)	(124,400)	118,126

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Energy Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$127.46	$103.49	$154.78	$144.89	$123.82	$100.57
Income from Investment Operations
Net investment income (loss)A	.69	1.72	2.32	2.37	2.25	2.15
Net realized and unrealized gain (loss)	(.80)	23.93	(51.31)	9.87	20.98	23.15
Total from investment operations	(.11)	25.65	(48.99)	12.24	23.23	25.30
Distributions from net investment income	(.70)	(1.68)	(2.30)	(2.35)	(2.16)	(2.05)
Distributions from net realized gain	(.10)	–	–	–	–	–
Total distributions	(.80)	(1.68)	(2.30)	(2.35)	(2.16)	(2.05)
Net asset value, end of period	$126.55	$127.46	$103.49	$154.78	$144.89	$123.82
Total ReturnB,C	(.12)%	25.02%	(31.92)%	8.44%	18.97%	25.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%F	- %G	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.01%F	- %G	- %G	- %G	- %G	- %G
Expenses net of all reductions	.01%F	- %G	- %G	- %G	- %G	- %G
Net investment income (loss)	1.06%F	1.55%	1.80%	1.52%	1.72%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$982,070	$1,004,987	$803,804	$1,106,807	$1,055,394	$906,219
Portfolio turnover rateH	91%F,I	105%	70%	109%I	93%I	98%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	6.0	4.6
Berkshire Hathaway, Inc. Class B	5.8	5.5
Citigroup, Inc.	5.1	4.2
Wells Fargo & Co.	5.0	4.1
JPMorgan Chase & Co.	4.6	3.5
Capital One Financial Corp.	4.0	2.8
Goldman Sachs Group, Inc.	3.5	2.4
Huntington Bancshares, Inc.	3.1	1.1
Chubb Ltd.	2.6	3.7
PNC Financial Services Group, Inc.	2.4	1.4
	42.1

Top Industries (% of fund's net assets)

As of March 31, 2017
Banks	34.9%
Equity Real Estate Investment Trusts (Reits)	17.8%
Capital Markets	15.5%
Insurance	13.7%
Consumer Finance	6.3%
All Others*	11.8%

As of September 30, 2016
Banks	27.6%
Equity Real Estate Investment Trusts (Reits)	21.5%
Insurance	16.8%
Capital Markets	11.3%
Diversified Financial Services	5.5%
All Others*	17.3%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Financials Central Fund

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Banks - 34.9%
Diversified Banks - 22.9%
Bank of America Corp.	7,150,900	$168,689,726
Citigroup, Inc.	2,431,400	145,446,348
JPMorgan Chase & Co.	1,472,300	129,326,832
U.S. Bancorp	1,200,000	61,800,000
Wells Fargo & Co.	2,530,400	140,842,064
		646,104,970
Regional Banks - 12.0%
Bank of the Ozarks, Inc.	337,363	17,546,250
CIT Group, Inc.	550,000	23,611,500
CoBiz, Inc.	913,100	15,340,080
First Republic Bank	300,000	28,143,000
Huntington Bancshares, Inc.	6,500,000	87,035,000
M&T Bank Corp.	225,000	34,814,250
PNC Financial Services Group, Inc.	550,000	66,132,000
Popular, Inc.	671,947	27,368,401
Preferred Bank, Los Angeles	155,628	8,350,998
SVB Financial Group (a)	160,000	29,774,400
		338,115,879

TOTAL BANKS		984,220,849

Capital Markets - 15.5%
Asset Management & Custody Banks - 4.8%
Affiliated Managers Group, Inc.	185,000	30,328,900
Ameriprise Financial, Inc.	150,000	19,452,000
BlackRock, Inc. Class A	48,600	18,638,586
Northern Trust Corp.	559,200	48,415,536
Oaktree Capital Group LLC Class A	400,000	18,120,000
		134,955,022
Financial Exchanges & Data - 3.6%
CBOE Holdings, Inc.	483,422	39,191,022
IntercontinentalExchange, Inc.	1,069,800	64,048,926
		103,239,948
Investment Banking & Brokerage - 7.1%
E*TRADE Financial Corp. (a)	1,500,000	52,335,000
Goldman Sachs Group, Inc.	425,000	97,631,000
Investment Technology Group, Inc.	518,359	10,496,770
TD Ameritrade Holding Corp.	1,000,000	38,860,000
		199,322,770

TOTAL CAPITAL MARKETS		437,517,740

Consumer Finance - 6.3%
Consumer Finance - 6.3%
Capital One Financial Corp.	1,300,400	112,692,664
Synchrony Financial	1,900,000	65,170,000
		177,862,664
Diversified Financial Services - 5.8%
Multi-Sector Holdings - 5.8%
Berkshire Hathaway, Inc. Class B (a)	990,900	165,163,212
Equity Real Estate Investment Trusts (REITs) - 17.8%
Diversified REITs - 0.9%
American Assets Trust, Inc.	91,201	3,815,850
Empire State Realty Trust, Inc.	156,632	3,232,884
Gramercy Property Trust	74,100	1,948,830
VEREIT, Inc.	1,421,624	12,069,588
Washington REIT (SBI)	147,300	4,607,544
		25,674,696
Health Care REITs - 1.9%
CareTrust (REIT), Inc.	49,600	834,272
Healthcare Realty Trust, Inc.	438,821	14,261,683
Sabra Health Care REIT, Inc.	307,500	8,588,475
Ventas, Inc.	344,292	22,392,752
Welltower, Inc.	100,103	7,089,294
		53,166,476
Hotel & Resort REITs - 0.7%
DiamondRock Hospitality Co.	503,400	5,612,910
FelCor Lodging Trust, Inc.	292,660	2,197,877
Host Hotels & Resorts, Inc.	243,511	4,543,915
Sunstone Hotel Investors, Inc.	434,100	6,654,753
		19,009,455
Industrial REITs - 1.3%
DCT Industrial Trust, Inc.	316,200	15,215,544
Duke Realty Corp.	439,700	11,550,919
Prologis, Inc.	107,323	5,567,917
Terreno Realty Corp.	160,000	4,480,000
		36,814,380
Office REITs - 2.1%
Boston Properties, Inc.	159,589	21,131,179
Corporate Office Properties Trust (SBI)	220,200	7,288,620
Douglas Emmett, Inc.	249,100	9,565,440
Highwoods Properties, Inc. (SBI)	146,425	7,193,860
Hudson Pacific Properties, Inc.	268,040	9,284,906
Mack-Cali Realty Corp.	158,666	4,274,462
Vornado Realty Trust	18,700	1,875,797
		60,614,264
Residential REITs - 2.7%
American Homes 4 Rent Class A	162,312	3,726,684
Apartment Investment & Management Co. Class A	213,365	9,462,738
AvalonBay Communities, Inc.	110,794	20,341,778
Colony NorthStar, Inc.	321,413	4,149,442
Equity Lifestyle Properties, Inc.	96,044	7,401,151
Equity Residential (SBI)	16,825	1,046,852
Essex Property Trust, Inc.	57,023	13,202,535
Mid-America Apartment Communities, Inc.	151,639	15,427,752
		74,758,932
Retail REITs - 2.8%
Agree Realty Corp.	132,493	6,354,364
Brixmor Property Group, Inc.	97,132	2,084,453
Cedar Shopping Centers, Inc.	410,300	2,059,706
DDR Corp.	255,583	3,202,455
General Growth Properties, Inc.	62,759	1,454,754
National Retail Properties, Inc.	244,837	10,679,790
Pennsylvania Real Estate Investment Trust (SBI) (b)	151,834	2,298,767
Simon Property Group, Inc.	183,546	31,575,418
Taubman Centers, Inc.	106,325	7,019,577
Urban Edge Properties	498,176	13,102,029
		79,831,313
Specialized REITs - 5.4%
American Tower Corp.	334,788	40,690,134
Communications Sales & Leasing, Inc.	98,334	2,541,934
CoreSite Realty Corp.	86,070	7,750,604
Corrections Corp. of America	168,200	5,284,844
Equinix, Inc.	64,952	26,004,832
Extra Space Storage, Inc.	225,210	16,753,372
Four Corners Property Trust, Inc.	83,300	1,901,739
Gaming & Leisure Properties	112,566	3,761,956
Outfront Media, Inc.	211,128	5,605,448
Potlatch Corp.	136,108	6,220,136
Public Storage	51,674	11,311,955
SBA Communications Corp. Class A (a)	122,091	14,696,094
Weyerhaeuser Co.	273,914	9,307,598
		151,830,646

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		501,700,162

Hotels, Restaurants & Leisure - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Marriott International, Inc. Class A	58,800	5,537,784
Insurance - 13.7%
Insurance Brokers - 1.6%
Brown & Brown, Inc.	200,000	8,344,000
Willis Group Holdings PLC	291,800	38,193,702
		46,537,702
Life & Health Insurance - 2.0%
Torchmark Corp.	729,400	56,192,976
Multi-Line Insurance - 1.0%
American Financial Group, Inc.	233,700	22,299,654
American International Group, Inc.	100,000	6,243,000
		28,542,654
Property & Casualty Insurance - 7.9%
Allstate Corp.	747,800	60,938,222
Chubb Ltd.	540,000	73,575,000
FNF Group	900,000	35,046,000
The Travelers Companies, Inc.	444,000	53,519,760
		223,078,982
Reinsurance - 1.2%
Reinsurance Group of America, Inc.	257,000	32,633,860

TOTAL INSURANCE		386,986,174

IT Services - 1.6%
Data Processing & Outsourced Services - 1.6%
Visa, Inc. Class A	373,900	33,228,493
WEX, Inc. (a)	125,000	12,937,500
		46,165,993
Mortgage Real Estate Investment Trusts - 0.1%
Mortgage REITs - 0.1%
American Capital Mortgage Investment Corp.	102,200	1,711,850
Real Estate Management & Development - 0.7%
Real Estate Development - 0.1%
Howard Hughes Corp. (a)	34,576	4,054,036
Real Estate Operating Companie - 0.1%
Kennedy-Wilson Holdings, Inc.	67,450	1,497,390
Real Estate Services - 0.5%
CBRE Group, Inc. (a)	309,202	10,757,138
Invitation Homes, Inc.	180,100	3,931,583
		14,688,721

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		20,240,147

Thrifts & Mortgage Finance - 0.8%
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	1,158,000	11,730,540
Radian Group, Inc.	530,495	9,527,690
Washington Mutual, Inc. (a)	155,200	2
		21,258,232
TOTAL COMMON STOCKS
(Cost $2,138,797,835)		2,748,364,807

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.84% (c)	68,668,856	68,682,590
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	1,876,862	1,877,050
TOTAL MONEY MARKET FUNDS
(Cost $70,559,640)		70,559,640
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $2,209,357,475)		2,818,924,447
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,746,950
NET ASSETS - 100%		$2,821,671,397

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$133,953
Fidelity Securities Lending Cash Central Fund	3,969
Total	$137,922

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,748,364,807	$2,748,364,805	$--	$2
Money Market Funds	70,559,640	70,559,640	--	--
Total Investments in Securities:	$2,818,924,447	$2,818,924,445	$--	$2

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,833,454) — See accompanying schedule: Unaffiliated issuers (cost $2,138,797,835)	$2,748,364,807
Fidelity Central Funds (cost $70,559,640)	70,559,640
Total Investments (cost $2,209,357,475)		$2,818,924,447
Receivable for investments sold		20,892,365
Receivable for fund shares sold		353,307
Dividends receivable		3,798,177
Distributions receivable from Fidelity Central Funds		33,635
Total assets		2,844,001,931
Liabilities
Payable to custodian bank	$360
Payable for investments purchased	18,940,856
Payable for fund shares redeemed	1,477,556
Other payables and accrued expenses	34,712
Collateral on securities loaned	1,877,050
Total liabilities		22,330,534
Net Assets		$2,821,671,397
Net Assets consist of:
Paid in capital		$2,089,978,153
Undistributed net investment income		6,201,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		115,923,073
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		609,568,838
Net Assets, for 28,710,601 shares outstanding		$2,821,671,397
Net Asset Value, offering price and redemption price per share ($2,821,671,397 ÷ 28,710,601 shares)		$98.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$24,332,563
Income from Fidelity Central Funds (including $3,969 from security lending)		137,922
Total income		24,470,485
Expenses
Custodian fees and expenses	$34,775
Independent directors' fees and expenses	5,575
Interest	628
Total expenses before reductions	40,978
Expense reductions	(5,642)	35,336
Net investment income (loss)		24,435,149
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	119,522,762
Fidelity Central Funds	4,353
Foreign currency transactions	(1,052)
Total net realized gain (loss)		119,526,063
Change in net unrealized appreciation (depreciation) on: Investment securities	287,155,491
Assets and liabilities in foreign currencies	5,703
Total change in net unrealized appreciation (depreciation)		287,161,194
Net gain (loss)		406,687,257
Net increase (decrease) in net assets resulting from operations		$431,122,406

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,435,149	$46,307,844
Net realized gain (loss)	119,526,063	(13,282,024)
Change in net unrealized appreciation (depreciation)	287,161,194	119,841,902
Net increase (decrease) in net assets resulting from operations	431,122,406	152,867,722
Distributions to shareholders from net investment income	(18,233,816)	(43,616,969)
Distributions to shareholders from net realized gain	(3,602,990)	–
Total distributions	(21,836,806)	(43,616,969)
Affiliated share transactions
Proceeds from sales of shares	181,566,544	345,722,943
Reinvestment of distributions	21,836,622	43,616,590
Cost of shares redeemed	(335,068,607)	(255,720,898)
Net increase (decrease) in net assets resulting from share transactions	(131,665,441)	133,618,635
Total increase (decrease) in net assets	277,620,159	242,869,388
Net Assets
Beginning of period	2,544,051,238	2,301,181,850
End of period	$2,821,671,397	$2,544,051,238
Other Information
Undistributed net investment income end of period	$6,201,333	$–
Shares
Sold	1,954,544	4,203,336
Issued in reinvestment of distributions	235,812	519,116
Redeemed	(3,502,197)	(3,158,480)
Net increase (decrease)	(1,311,841)	1,563,972

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Financials Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$84.74	$80.86	$83.90	$72.85	$58.36	$44.37
Income from Investment Operations
Net investment income (loss)A	.82	1.59	1.57	1.54	1.63	1.07
Net realized and unrealized gain (loss)	13.45	3.79	(3.30)	10.84	14.22	13.82
Total from investment operations	14.27	5.38	(1.73)	12.38	15.85	14.89
Distributions from net investment income	(.61)	(1.50)	(1.31)	(1.33)	(1.36)	(.90)
Distributions from net realized gain	(.12)	–	–	–	–	–
Total distributions	(.73)	(1.50)	(1.31)	(1.33)	(1.36)	(.90)
Net asset value, end of period	$98.28	$84.74	$80.86	$83.90	$72.85	$58.36
Total ReturnB,C	16.89%	6.68%	(2.18)%	17.08%	27.41%	33.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	- %G	.01%	.01%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	- %G	.01%	.01%
Expenses net of all reductions	- %F,G	- %G	- %G	- %G	.01%	.01%
Net investment income (loss)	1.75%F	1.94%	1.80%	1.92%	2.44%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$2,821,671	$2,544,051	$2,301,182	$2,387,026	$1,956,278	$1,400,699
Portfolio turnover rateH	61%F,I	57%	40%	43%I	249%I	383%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	8.6	6.8
Allergan PLC	7.6	7.9
Medtronic PLC	7.3	10.0
UnitedHealth Group, Inc.	5.9	3.6
Boston Scientific Corp.	5.2	5.0
Alexion Pharmaceuticals, Inc.	3.7	3.1
Anthem, Inc.	3.6	1.7
Bristol-Myers Squibb Co.	3.6	1.4
Vertex Pharmaceuticals, Inc.	3.3	3.6
Intuitive Surgical, Inc.	2.5	2.6
	51.3

Top Industries (% of fund's net assets)

As of March 31, 2017
Biotechnology	28.8%
Health Care Equipment & Supplies	23.7%
Pharmaceuticals	19.8%
Health Care Providers & Services	19.7%
Health Care Technology	2.9%
All Others*	5.1%

As of September 30, 2016
Biotechnology	28.4%
Health Care Equipment & Supplies	28.2%
Pharmaceuticals	21.3%
Health Care Providers & Services	15.0%
Health Care Technology	3.1%
All Others*	4.0%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Health Care Central Fund

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Biotechnology - 28.8%
Biotechnology - 28.8%
Ablynx NV (a)(b)	660,000	$8,199,105
AC Immune SA (b)	178,800	1,852,368
ACADIA Pharmaceuticals, Inc. (a)	60,000	2,062,800
Acorda Therapeutics, Inc. (a)	400,000	8,400,000
Advanced Accelerator Applications SA sponsored ADR (a)	150,000	5,979,000
Advaxis, Inc. (a)(b)	600,000	4,902,000
Alexion Pharmaceuticals, Inc. (a)	630,000	76,381,200
Alnylam Pharmaceuticals, Inc. (a)	126,711	6,493,939
Amgen, Inc.	1,080,000	177,195,597
Amicus Therapeutics, Inc. (a)(b)	1,220,000	8,698,600
Array BioPharma, Inc. (a)	690,000	6,168,600
Ascendis Pharma A/S sponsored ADR (a)	200,000	5,600,000
BeiGene Ltd. ADR (a)	84,093	3,078,645
BioMarin Pharmaceutical, Inc. (a)	400,000	35,112,000
bluebird bio, Inc. (a)	43,000	3,908,700
Blueprint Medicines Corp. (a)	220,000	8,797,800
Celgene Corp. (a)	52,000	6,470,360
Cellectis SA sponsored ADR (a)	148,000	3,552,000
China Biologic Products, Inc. (a)	70,000	7,009,100
Curis, Inc. (a)	1,200,000	3,336,000
Cytokinetics, Inc. (a)	366,475	4,709,204
CytomX Therapeutics, Inc. (a)	93,500	1,614,745
Five Prime Therapeutics, Inc. (a)	105,387	3,809,740
Galapagos Genomics NV sponsored ADR (a)	105,200	9,067,188
Heron Therapeutics, Inc. (a)	170,550	2,558,250
Incyte Corp. (a)	33,000	4,411,110
Insmed, Inc. (a)	791,400	13,857,414
Intercept Pharmaceuticals, Inc. (a)	73,351	8,295,998
La Jolla Pharmaceutical Co. (a)	53,200	1,588,020
Loxo Oncology, Inc. (a)	54,800	2,305,984
Neurocrine Biosciences, Inc. (a)	250,000	10,825,000
Protagonist Therapeutics, Inc. (b)	309,869	3,969,422
Proteostasis Therapeutics, Inc. (a)	204,894	1,602,271
Prothena Corp. PLC (a)	9,400	524,426
Puma Biotechnology, Inc. (a)(b)	290,000	10,788,000
Regeneron Pharmaceuticals, Inc. (a)	12,800	4,960,128
Spark Therapeutics, Inc. (a)	101,423	5,409,903
TESARO, Inc. (a)(b)	180,000	27,696,600
Ultragenyx Pharmaceutical, Inc. (a)	260,000	17,622,800
Vertex Pharmaceuticals, Inc. (a)	628,000	68,671,800
Xencor, Inc. (a)	300,000	7,176,000
		594,661,817
Capital Markets - 0.3%
Asset Management & Custody Banks - 0.3%
RPI International Holdings LP (c)	41,845	5,661,838
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	211,800	5,744,016
Health Care Equipment & Supplies - 22.9%
Health Care Equipment - 21.5%
Atricure, Inc. (a)	500,000	9,575,000
Boston Scientific Corp. (a)	4,320,000	107,438,400
DexCom, Inc. (a)	370,000	31,350,100
Insulet Corp. (a)	406,300	17,507,467
Integra LifeSciences Holdings Corp. (a)	260,000	10,953,800
Intuitive Surgical, Inc. (a)	66,000	50,587,020
Medtronic PLC	1,860,000	149,841,600
NxStage Medical, Inc. (a)	240,000	6,439,200
Penumbra, Inc. (a)(b)	281,600	23,499,520
Wright Medical Group NV (a)	900,000	28,008,000
Zimmer Biomet Holdings, Inc.	70,000	8,547,700
		443,747,807
Health Care Supplies - 1.4%
The Cooper Companies, Inc.	67,000	13,392,630
The Spectranetics Corp. (a)	506,730	14,758,511
		28,151,141

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		471,898,948

Health Care Providers & Services - 19.6%
Health Care Distributors & Services - 0.9%
Amplifon SpA	500,000	6,027,420
EBOS Group Ltd.	1,000,000	12,793,250
Oriola-KD Oyj	21,763	92,171
		18,912,841
Health Care Facilities - 2.3%
HCA Holdings, Inc. (a)	280,000	24,917,200
Universal Health Services, Inc. Class B	180,000	22,401,000
		47,318,200
Health Care Services - 3.0%
American Renal Associates Holdings, Inc.	347,838	5,871,505
Envision Healthcare Corp. (a)	300,000	18,396,000
Premier, Inc. (a)	297,297	9,462,964
Teladoc, Inc. (a)(b)	780,000	19,500,000
United Drug PLC (United Kingdom)	880,000	7,739,915
		60,970,384
Managed Health Care - 13.4%
Anthem, Inc.	450,000	74,421,000
Cigna Corp.	300,000	43,947,000
Humana, Inc.	175,000	36,074,500
UnitedHealth Group, Inc.	745,000	122,187,450
		276,629,950

TOTAL HEALTH CARE PROVIDERS & SERVICES		403,831,375

Health Care Technology - 2.9%
Health Care Technology - 2.9%
athenahealth, Inc. (a)	196,200	22,109,778
Castlight Health, Inc. (a)	700,500	2,556,825
Castlight Health, Inc. Class B (a)	14,900	54,385
Evolent Health, Inc. (a)(b)	358,500	7,994,550
HealthStream, Inc. (a)	440,000	10,661,200
Medidata Solutions, Inc. (a)	300,000	17,307,000
		60,683,738
Internet Software & Services - 0.4%
Internet Software & Services - 0.4%
Benefitfocus, Inc. (a)	330,900	9,248,655
Life Sciences Tools & Services - 1.1%
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	440,000	23,262,800
Pharmaceuticals - 19.8%
Pharmaceuticals - 19.8%
Aclaris Therapeutics, Inc. (a)	157,800	4,705,596
Akorn, Inc. (a)	320,000	7,705,600
Allergan PLC	660,000	157,687,200
Bristol-Myers Squibb Co.	1,350,000	73,413,000
Catalent, Inc. (a)	770,000	21,806,400
Dechra Pharmaceuticals PLC	600,000	12,584,128
Eisai Co. Ltd.	220,000	11,425,081
GlaxoSmithKline PLC	1,800,000	37,427,292
Jazz Pharmaceuticals PLC (a)	216,000	31,348,080
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,500,000	11,832,992
Lee's Pharmaceutical Holdings Ltd.	3,200,012	3,088,218
SCYNEXIS, Inc. (a)(b)	400,000	1,104,000
The Medicines Company (a)	199,009	9,731,540
TherapeuticsMD, Inc. (a)(b)	1,500,900	10,806,480
Theravance Biopharma, Inc. (a)(b)	404,634	14,898,624
		409,564,231
Professional Services - 0.9%
Human Resource & Employment Services - 0.9%
WageWorks, Inc. (a)	250,000	18,075,000
TOTAL COMMON STOCKS
(Cost $1,623,020,258)		2,002,632,418

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.1%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)	438,101	2,979,087
Nonconvertible Preferred Stocks - 0.8%
Health Care Equipment & Supplies - 0.8%
Health Care Equipment - 0.8%
Sartorius AG (non-vtg.)	180,000	15,793,974
TOTAL PREFERRED STOCKS
(Cost $16,188,034)		18,773,061

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 0.84% (d)	50,987,288	50,997,485
Fidelity Securities Lending Cash Central Fund 0.84% (d)(e)	55,200,483	55,206,004
TOTAL MONEY MARKET FUNDS
(Cost $106,201,993)		106,203,489
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $1,745,410,285)		2,127,608,968
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(64,019,419)
NET ASSETS - 100%		$2,063,589,549

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,640,925 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$98,698
Fidelity Securities Lending Cash Central Fund	396,699
Total	$495,397

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,002,632,418	$1,948,118,207	$48,852,373	$5,661,838
Preferred Stocks	18,773,061	15,793,974	--	2,979,087
Money Market Funds	106,203,489	106,203,489	--	--
Total Investments in Securities:	$2,127,608,968	$2,070,115,670	$48,852,373	$8,640,925

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.8%
Ireland	16.8%
United Kingdom	2.4%
Netherlands	1.4%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,976,201) — See accompanying schedule: Unaffiliated issuers (cost $1,639,208,292)	$2,021,405,479
Fidelity Central Funds (cost $106,201,993)	106,203,489
Total Investments (cost $1,745,410,285)		$2,127,608,968
Cash		88,921
Receivable for investments sold		773,661
Receivable for fund shares sold		246,544
Dividends receivable		2,060,756
Distributions receivable from Fidelity Central Funds		76,576
Total assets		2,130,855,426
Liabilities
Payable for investments purchased	$11,559,511
Payable for fund shares redeemed	470,668
Other payables and accrued expenses	35,785
Collateral on securities loaned	55,199,913
Total liabilities		67,265,877
Net Assets		$2,063,589,549
Net Assets consist of:
Paid in capital		$1,685,058,366
Undistributed net investment income		3,177,409
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,857,105)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		382,210,879
Net Assets, for 5,756,902 shares outstanding		$2,063,589,549
Net Asset Value, offering price and redemption price per share ($2,063,589,549 ÷ 5,756,902 shares)		$358.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$8,203,580
Income from Fidelity Central Funds (including $396,699 from security lending)		495,397
Total income		8,698,977
Expenses
Custodian fees and expenses	$40,071
Independent directors' fees and expenses	3,974
Interest	1,531
Total expenses before reductions	45,576
Expense reductions	(3,974)	41,602
Net investment income (loss)		8,657,375
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,829,945)
Fidelity Central Funds	3,614
Foreign currency transactions	(30,774)
Total net realized gain (loss)		(6,857,105)
Change in net unrealized appreciation (depreciation) on: Investment securities	67,721,142
Assets and liabilities in foreign currencies	(5,660)
Total change in net unrealized appreciation (depreciation)		67,715,482
Net gain (loss)		60,858,377
Net increase (decrease) in net assets resulting from operations		$69,515,752

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,657,375	$15,750,383
Net realized gain (loss)	(6,857,105)	8,080,874
Change in net unrealized appreciation (depreciation)	67,715,482	119,668,927
Net increase (decrease) in net assets resulting from operations	69,515,752	143,500,184
Distributions to shareholders from net investment income	(5,479,966)	(14,262,731)
Affiliated share transactions
Proceeds from sales of shares	216,413,838	276,507,477
Reinvestment of distributions	5,479,858	14,262,430
Cost of shares redeemed	(180,588,038)	(211,669,660)
Net increase (decrease) in net assets resulting from share transactions	41,305,658	79,100,247
Total increase (decrease) in net assets	105,341,444	208,337,700
Net Assets
Beginning of period	1,958,248,105	1,749,910,405
End of period	$2,063,589,549	$1,958,248,105
Other Information
Undistributed net investment income end of period	$3,177,409	$–
Shares
Sold	657,774	834,679
Issued in reinvestment of distributions	16,757	42,388
Redeemed	(534,495)	(626,064)
Net increase (decrease)	140,036	251,003

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Health Care Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$348.64	$326.12	$309.84	$222.42	$163.64	$123.15
Income from Investment Operations
Net investment income (loss)A	1.48	2.85	2.36	1.34	1.73	1.63
Net realized and unrealized gain (loss)	9.25	22.25	15.99	87.35	58.70	40.46
Total from investment operations	10.73	25.10	18.35	88.69	60.43	42.09
Distributions from net investment income	(.92)	(2.58)	(2.07)	(1.27)	(1.65)	(1.60)
Total distributions	(.92)	(2.58)	(2.07)	(1.27)	(1.65)	(1.60)
Net asset value, end of period	$358.45	$348.64	$326.12	$309.84	$222.42	$163.64
Total ReturnB,C	3.10%	7.73%	5.85%	39.95%	37.14%	34.34%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	.01%	.01%	- %G
Expenses net of all reductions	- %F,G	- %G	- %G	.01%	.01%	- %G
Net investment income (loss)	.88%F	.85%	.66%	.49%	.93%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$2,063,590	$1,958,248	$1,749,910	$1,806,204	$1,415,691	$1,044,262
Portfolio turnover rateH	77%F,I	68%	97%	131%I	113%I	120%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	9.0	11.9
Honeywell International, Inc.	5.3	6.1
United Technologies Corp.	4.8	5.4
General Dynamics Corp.	4.3	4.7
Caterpillar, Inc.	4.2	4.2
Northrop Grumman Corp.	4.0	3.5
AECOM	3.3	3.3
AMETEK, Inc.	2.9	3.0
Norfolk Southern Corp.	2.6	1.7
Southwest Airlines Co.	2.5	2.9
	42.9

Top Industries (% of fund's net assets)

As of March 31, 2017
Aerospace & Defense	21.0%
Machinery	20.4%
Industrial Conglomerates	14.6%
Electrical Equipment	8.7%
Road & Rail	7.7%
All Others*	27.6%

As of September 30, 2016
Aerospace & Defense	25.1%
Industrial Conglomerates	19.3%
Machinery	18.4%
Electrical Equipment	8.3%
Road & Rail	6.6%
All Others*	22.3%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Industrials Central Fund

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Aerospace & Defense - 21.0%
Aerospace & Defense - 21.0%
Astronics Corp. (a)	126,633	$4,018,065
Astronics Corp. Class B	14,914	476,353
Elbit Systems Ltd.	36,500	4,148,225
General Dynamics Corp.	331,189	61,998,581
Hexcel Corp.	315,218	17,195,142
Huntington Ingalls Industries, Inc.	65,200	13,055,648
Northrop Grumman Corp.	240,696	57,247,137
Raytheon Co.	183,914	28,046,885
Rockwell Collins, Inc.	109,000	10,590,440
Teledyne Technologies, Inc. (a)	171,482	21,685,614
TransDigm Group, Inc.	71,672	15,779,308
United Technologies Corp.	608,986	68,334,319
		302,575,717
Airlines - 2.9%
Airlines - 2.9%
Southwest Airlines Co.	664,633	35,730,670
Spirit Airlines, Inc. (a)	110,700	5,874,849
		41,605,519
Building Products - 3.4%
Building Products - 3.4%
A.O. Smith Corp.	332,106	16,990,543
Fortune Brands Home & Security, Inc.	339,941	20,685,410
Masco Corp.	334,300	11,362,857
		49,038,810
Commercial Services & Supplies - 4.6%
Diversified Support Services - 2.0%
Cintas Corp.	117,200	14,830,488
KAR Auction Services, Inc.	321,700	14,048,639
		28,879,127
Environmental & Facility Services - 1.1%
Stericycle, Inc. (a)	164,300	13,618,827
Team, Inc. (a)	52,640	1,423,912
		15,042,739
Office Services & Supplies - 1.5%
West Corp.	895,301	21,863,250

TOTAL COMMERCIAL SERVICES & SUPPLIES		65,785,116

Construction & Engineering - 6.2%
Construction & Engineering - 6.2%
AECOM (a)	1,333,135	47,446,275
Dycom Industries, Inc. (a)(b)	176,280	16,385,226
Fluor Corp.	169,500	8,919,090
KBR, Inc.	1,104,100	16,594,623
		89,345,214
Electrical Equipment - 8.7%
Electrical Components & Equipment - 8.2%
Acuity Brands, Inc.	42,500	8,670,000
AMETEK, Inc.	775,217	41,923,735
Eaton Corp. PLC	432,824	32,093,900
Fortive Corp.	580,287	34,944,883
		117,632,518
Heavy Electrical Equipment - 0.5%
TPI Composites, Inc.	430,550	8,184,756

TOTAL ELECTRICAL EQUIPMENT		125,817,274

Industrial Conglomerates - 14.6%
Industrial Conglomerates - 14.6%
General Electric Co.	4,327,644	128,963,789
Honeywell International, Inc.	606,512	75,735,153
Roper Technologies, Inc.	23,084	4,766,615
		209,465,557
Machinery - 20.4%
Construction Machinery & Heavy Trucks - 9.5%
Allison Transmission Holdings, Inc.	972,675	35,074,661
Caterpillar, Inc.	652,169	60,495,196
PACCAR, Inc.	255,700	17,183,040
Wabtec Corp. (b)	307,701	24,000,678
		136,753,575
Industrial Machinery - 10.9%
Colfax Corp. (a)	208,023	8,166,983
Flowserve Corp.	464,209	22,477,000
IDEX Corp.	175,106	16,374,162
Ingersoll-Rand PLC	322,362	26,214,478
Nordson Corp.	86,400	10,613,376
Parker Hannifin Corp.	28,021	4,492,327
Pentair PLC	256,446	16,099,680
Rexnord Corp. (a)	700,259	16,161,978
Snap-On, Inc.	124,758	21,042,932
TriMas Corp. (a)	695,997	14,441,938
		156,084,854

TOTAL MACHINERY		292,838,429

Professional Services - 3.0%
Human Resource & Employment Services - 1.4%
Recruit Holdings Co. Ltd.	82,700	4,219,312
Robert Half International, Inc.	333,000	16,260,390
		20,479,702
Research & Consulting Services - 1.6%
IHS Markit Ltd. (a)	537,600	22,552,320

TOTAL PROFESSIONAL SERVICES		43,032,022

Road & Rail - 7.7%
Railroads - 3.9%
Kansas City Southern	10,600	909,056
Norfolk Southern Corp.	338,214	37,869,822
Union Pacific Corp.	172,200	18,239,424
		57,018,302
Trucking - 3.8%
J.B. Hunt Transport Services, Inc.	359,470	32,977,778
Old Dominion Freight Lines, Inc.	196,774	16,837,951
YRC Worldwide, Inc. (a)	416,334	4,583,837
		54,399,566

TOTAL ROAD & RAIL		111,417,868

Trading Companies & Distributors - 5.1%
Trading Companies & Distributors - 5.1%
HD Supply Holdings, Inc. (a)	639,097	26,282,864
MSC Industrial Direct Co., Inc. Class A	186,100	19,123,636
Univar, Inc. (a)	518,543	15,898,528
WESCO International, Inc. (a)	54,600	3,797,430
Wolseley PLC	124,105	7,813,836
		72,916,294
Water Utilities - 0.5%
Water Utilities - 0.5%
AquaVenture Holdings Ltd. (b)	422,726	7,215,933
TOTAL COMMON STOCKS
(Cost $1,132,892,613)		1,411,053,753

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.84% (c)	15,568,003	15,571,117
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	11,624,100	11,625,262
TOTAL MONEY MARKET FUNDS
(Cost $27,196,379)		27,196,379
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,160,088,992)		1,438,250,132
NET OTHER ASSETS (LIABILITIES) - 0.0%		565,410
NET ASSETS - 100%		$1,438,815,542

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,784
Fidelity Securities Lending Cash Central Fund	29,884
Total	$73,668

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,411,053,753	$1,403,239,917	$7,813,836	$--
Money Market Funds	27,196,379	27,196,379	--	--
Total Investments in Securities:	$1,438,250,132	$1,430,436,296	$7,813,836	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,416,159) — See accompanying schedule: Unaffiliated issuers (cost $1,132,892,613)	$1,411,053,753
Fidelity Central Funds (cost $27,196,379)	27,196,379
Total Investments (cost $1,160,088,992)		$1,438,250,132
Receivable for investments sold		40,769,895
Receivable for fund shares sold		173,339
Dividends receivable		1,447,624
Distributions receivable from Fidelity Central Funds		11,835
Total assets		1,480,652,825
Liabilities
Payable for investments purchased	$29,861,166
Payable for fund shares redeemed	331,839
Other payables and accrued expenses	18,078
Collateral on securities loaned	11,626,200
Total liabilities		41,837,283
Net Assets		$1,438,815,542
Net Assets consist of:
Paid in capital		$1,089,852,407
Undistributed net investment income		2,862,226
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		67,941,263
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		278,159,646
Net Assets, for 5,368,380 shares outstanding		$1,438,815,542
Net Asset Value, offering price and redemption price per share ($1,438,815,542 ÷ 5,368,380 shares)		$268.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$12,121,213
Income from Fidelity Central Funds (including $29,884 from security lending)		73,668
Total income		12,194,881
Expenses
Custodian fees and expenses	$22,739
Independent directors' fees and expenses	2,966
Interest	2,929
Total expenses before reductions	28,634
Expense reductions	(3,095)	25,539
Net investment income (loss)		12,169,342
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	72,971,106
Fidelity Central Funds	4,642
Foreign currency transactions	11,740
Total net realized gain (loss)		72,987,488
Change in net unrealized appreciation (depreciation) on: Investment securities	78,478,175
Assets and liabilities in foreign currencies	(3,039)
Total change in net unrealized appreciation (depreciation)		78,475,136
Net gain (loss)		151,462,624
Net increase (decrease) in net assets resulting from operations		$163,631,966

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,169,342	$19,769,282
Net realized gain (loss)	72,987,488	73,089,730
Change in net unrealized appreciation (depreciation)	78,475,136	112,117,715
Net increase (decrease) in net assets resulting from operations	163,631,966	204,976,727
Distributions to shareholders from net investment income	(9,307,116)	(19,855,967)
Distributions to shareholders from net realized gain	(5,046,225)	–
Total distributions	(14,353,341)	(19,855,967)
Affiliated share transactions
Proceeds from sales of shares	92,801,718	106,449,437
Reinvestment of distributions	14,353,003	19,855,492
Cost of shares redeemed	(193,853,471)	(108,854,961)
Net increase (decrease) in net assets resulting from share transactions	(86,698,750)	17,449,968
Total increase (decrease) in net assets	62,579,875	202,570,728
Net Assets
Beginning of period	1,376,235,667	1,173,664,939
End of period	$1,438,815,542	$1,376,235,667
Other Information
Undistributed net investment income end of period	$2,862,226	$–
Shares
Sold	359,072	464,554
Issued in reinvestment of distributions	56,223	84,112
Redeemed	(728,968)	(464,180)
Net increase (decrease)	(313,673)	84,486

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Industrials Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$242.21	$209.67	$216.95	$198.24	$152.47	$117.43
Income from Investment Operations
Net investment income (loss)A	2.14	3.47	3.40	3.18	3.15	2.81
Net realized and unrealized gain (loss)	26.16	32.56	(7.35)	18.69	45.71	34.95
Total from investment operations	28.30	36.03	(3.95)	21.87	48.86	37.76
Distributions from net investment income	(1.62)	(3.49)	(3.33)	(3.16)	(3.09)	(2.72)
Distributions from net realized gain	(.86)	–	–	–	–	–
Total distributions	(2.49)B	(3.49)	(3.33)	(3.16)	(3.09)	(2.72)
Net asset value, end of period	$268.02	$242.21	$209.67	$216.95	$198.24	$152.47
Total ReturnC,D	11.74%	17.24%	(1.95)%	11.03%	32.33%	32.29%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.66%H	1.50%	1.48%	1.46%	1.80%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$1,438,816	$1,376,236	$1,173,665	$1,301,010	$1,198,480	$884,067
Portfolio turnover rateI	61%H,J	60%	83%	77%J	73%J	85%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.49 per share is comprised of distributions from net investment income of $1.623 and distributions from net realized gain of $0.864 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.6	10.2
Facebook, Inc. Class A	5.3	6.6
Alphabet, Inc. Class C	5.3	5.7
Alphabet, Inc. Class A	5.1	5.7
Microsoft Corp.	4.3	4.1
Tesla, Inc.	3.8	1.4
Autodesk, Inc.	3.4	2.2
Sumco Corp.	2.5	0.6
JD.com, Inc. sponsored ADR	2.4	0.1
Trimble, Inc.	2.3	2.0
	46.0

Top Industries (% of fund's net assets)

As of March 31, 2017
Internet Software & Services	22.0%
Semiconductors & Semiconductor Equipment	19.4%
Software	16.9%
Technology Hardware, Storage & Peripherals	11.6%
Electronic Equipment & Components	9.5%
All Others*	20.6%

As of September 30, 2016
Internet Software & Services	25.4%
Semiconductors & Semiconductor Equipment	19.8%
Software	18.2%
Technology Hardware, Storage & Peripherals	10.5%
Electronic Equipment & Components	6.2%
All Others*	19.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Information Technology Central Fund

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Automobiles - 3.8%
Automobile Manufacturers - 3.8%
Tesla, Inc. (a)(b)	514,970	$143,316,151
Biotechnology - 0.1%
Biotechnology - 0.1%
BeiGene Ltd. ADR (a)	100,600	3,682,966
Genscript Biotech Corp.	1,851,298	1,000,508
		4,683,474
Chemicals - 0.9%
Industrial Gases - 0.2%
SK Materials Co., Ltd.	37,216	5,412,691
Wonik Materials Co. Ltd. (a)	38,664	2,024,384
		7,437,075
Specialty Chemicals - 0.7%
Duk San Neolux Co. Ltd. (a)	337,754	8,071,272
Shin-Etsu Chemical Co. Ltd.	90,500	7,866,201
Soulbrain Co. Ltd.	198,868	9,255,469
		25,192,942

TOTAL CHEMICALS		32,630,017

Commercial Services & Supplies - 0.2%
Commercial Printing - 0.2%
Nissha Printing Co. Ltd. (b)	383,900	9,096,633
Communications Equipment - 0.0%
Communications Equipment - 0.0%
Ciena Corp. (a)	1,499	35,391
Palo Alto Networks, Inc. (a)	292	32,903
Radware Ltd. (a)	1,227	19,828
Sonus Networks, Inc. (a)	12,827	84,530
Wistron NeWeb Corp.	12,980	36,451
		209,103
Construction Materials - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	376	331
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp. (a)(b)	1,400	7,686
Diversified Consumer Services - 1.6%
Education Services - 1.6%
China Online Education Group sponsored ADR (a)(b)	18,310	351,918
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	541,140	32,674,033
TAL Education Group ADR (a)(b)	264,863	28,226,450
		61,252,401
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR	728,900	6,028,003
Diversified Telecommunication Services - 0.1%
Integrated Telecommunication Services - 0.1%
Bharti Infratel Ltd.	888,307	4,463,448
Electrical Equipment - 0.7%
Electrical Components & Equipment - 0.7%
Acuity Brands, Inc.	81,721	16,671,084
Lumenpulse, Inc. (a)	39,311	372,166
Rockwell Automation, Inc.	60,700	9,451,597
		26,494,847
Electronic Equipment & Components - 9.5%
Electronic Components - 2.5%
Alps Electric Co. Ltd.	841,500	23,860,491
Iriso Electronics Co. Ltd.	13,100	840,151
Knowles Corp. (a)(b)	100,206	1,898,904
Largan Precision Co. Ltd.	214,000	33,676,379
Ledlink Optics, Inc.	1,521,489	2,148,868
Lens Technology Co. Ltd. Class A	2,576,450	11,492,289
Sunny Optical Technology Group Co. Ltd.	884,738	6,466,334
Tong Hsing Electronics Industries Ltd.	149,000	657,317
Universal Display Corp. (b)	138,870	11,956,707
		92,997,440
Electronic Equipment & Instruments - 3.4%
Anritsu Corp.	2,522,900	19,080,947
Chroma ATE, Inc.	10,430,018	31,556,170
Cognex Corp.	217,555	18,263,742
Hexagon AB (B Shares)	561,900	22,574,702
National Instruments Corp.	275,400	8,967,024
Topcon Corp.	1,674,300	29,957,833
		130,400,418
Electronic Manufacturing Services - 3.1%
AAC Technology Holdings, Inc.	1,679,065	19,650,127
Merry Electronics Co. Ltd.	2,199,000	11,800,395
Trimble, Inc. (a)	2,697,900	86,359,779
		117,810,301
Technology Distributors - 0.5%
Dell Technologies, Inc. (a)	300,669	19,266,870

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		360,475,029

Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
Intai Technology Corp.	173,000	794,519
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	789	33,493
Health Care Technology - 0.6%
Health Care Technology - 0.6%
athenahealth, Inc. (a)	129,730	14,619,274
Inovalon Holdings, Inc. Class A (a)(b)	625,935	7,886,781
Veeva Systems, Inc. Class A (a)	896	45,947
		22,552,002
Household Durables - 1.2%
Consumer Electronics - 1.2%
Sony Corp.	683,000	23,050,187
Sony Corp. sponsored ADR	613,102	20,679,930
		43,730,117
Internet & Direct Marketing Retail - 3.5%
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (a)	44,229	39,210,778
Groupon, Inc. (a)	284,700	1,118,871
JD.com, Inc. sponsored ADR (a)	2,868,876	89,250,732
Jumei International Holding Ltd. sponsored ADR (a)	705,355	2,602,760
Liberty Interactive Corp. QVC Group Series A (a)	609	12,192
Netflix, Inc. (a)	286	42,274
		132,237,607
Internet Software & Services - 21.4%
Internet Software & Services - 21.4%
58.com, Inc. ADR (a)(b)	874,090	30,934,045
Akamai Technologies, Inc. (a)	470	28,059
Alarm.com Holdings, Inc. (a)(b)	10,800	331,992
Alphabet, Inc.:
Class A (a)	229,581	194,638,772
Class C (a)	239,433	198,624,039
Apptio, Inc. Class A	4,800	56,304
Benefitfocus, Inc. (a)	1,122	31,360
BlackLine, Inc.	100	2,976
Box, Inc. Class A (a)(b)	51,164	834,485
Cornerstone OnDemand, Inc. (a)	855	33,251
CoStar Group, Inc. (a)	163,600	33,901,192
DeNA Co. Ltd.	980,320	19,957,406
eBay, Inc. (a)	24,829	833,510
eGain Communications Corp. (a)	135,036	195,802
Endurance International Group Holdings, Inc. (a)	1,174,780	9,222,023
Envestnet, Inc. (a)	434	14,018
Facebook, Inc. Class A (a)	1,415,675	201,096,634
Hortonworks, Inc. (a)(b)	403,678	3,960,081
LogMeIn, Inc.	237,143	23,121,443
MINDBODY, Inc. (a)(b)	135,131	3,709,346
MuleSoft, Inc. Class A (a)	6,600	160,578
NetEase, Inc. ADR	97,062	27,565,608
New Relic, Inc. (a)	239,000	8,859,730
Nutanix, Inc. Class B (a)(c)	68,486	1,285,482
Pandora Media, Inc. (a)(b)	286,900	3,388,289
Q2 Holdings, Inc. (a)	1,525	53,146
Renren, Inc. ADR (a)(b)	79,982	623,860
Shopify, Inc. (a)	5,035	342,833
Shopify, Inc. Class A (a)	60,700	4,133,063
SMS Co., Ltd.	941,196	23,865,951
Tencent Holdings Ltd.	205,768	5,928,077
The Trade Desk, Inc.	3,800	141,550
Twilio, Inc. Class A	11,487	331,630
Twitter, Inc. (a)	49,352	737,812
Xunlei Ltd. sponsored ADR (a)	1,203,088	4,872,506
Yandex NV Series A (a)	412,100	9,037,353
Zillow Group, Inc.:
Class A (a)	1,249	42,229
Class C (a)	1,363	45,892
		812,942,327
IT Services - 3.0%
Data Processing & Outsourced Services - 2.0%
Alliance Data Systems Corp.	200	49,800
Fidelity National Information Services, Inc.	224,313	17,859,801
Fiserv, Inc. (a)	153,778	17,732,141
FleetCor Technologies, Inc. (a)	2,001	303,011
Global Payments, Inc.	210,356	16,971,522
PayPal Holdings, Inc. (a)	8,072	347,257
Paysafe Group PLC (a)	2,504,058	14,670,175
Total System Services, Inc.	117,453	6,279,037
Travelport Worldwide Ltd.	8,198	96,490
Vantiv, Inc. (a)	572	36,677
Visa, Inc. Class A	4,178	371,299
		74,717,210
IT Consulting & Other Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	323,449	19,251,684
Computer Sciences Corp.	223,100	15,396,131
CSRA, Inc.	113,200	3,315,628
EPAM Systems, Inc. (a)	505	38,138
Virtusa Corp. (a)	600	18,132
		38,019,713

TOTAL IT SERVICES		112,736,923

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	1,008,062	2,356,293
Machinery - 1.3%
Industrial Machinery - 1.3%
Han's Laser Technology Industry Group Co. Ltd.	664,350	2,534,082
HIWIN Technologies Corp.	2,868,000	17,986,963
Minebea Mitsumi, Inc.	2,198,957	29,400,608
		49,921,653
Media - 0.0%
Advertising - 0.0%
iCar Asia Ltd. (a)	3,431,964	721,056
Professional Services - 1.0%
Human Resource & Employment Services - 0.9%
Recruit Holdings Co. Ltd.	543,000	27,703,584
WageWorks, Inc. (a)	86,205	6,232,622
		33,936,206
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	62,800	2,593,640
Verisk Analytics, Inc. (a)	448	36,351
		2,629,991

TOTAL PROFESSIONAL SERVICES		36,566,197

Semiconductors & Semiconductor Equipment - 19.4%
Semiconductor Equipment - 5.2%
Amkor Technology, Inc. (a)	70,900	821,731
Applied Materials, Inc.	1,550	60,295
ASM Pacific Technology Ltd.	2,335,100	31,759,644
Experi Corp.	127,570	4,331,002
Lam Research Corp.	187,292	24,040,801
Nanometrics, Inc. (a)	107,497	3,274,359
Rubicon Technology, Inc. (a)(b)	1,177,651	980,983
Siltronic AG (a)	536,533	35,738,995
SolarEdge Technologies, Inc. (a)	109,877	1,714,081
Sumco Corp.	5,569,100	93,027,473
SunEdison, Inc. (a)	1,200	88
		195,749,452
Semiconductors - 14.2%
Advanced Micro Devices, Inc. (a)(b)	989,688	14,399,960
Advanced Semiconductor Engineering, Inc.	15,462,795	19,787,106
Ambarella, Inc. (a)(b)	125,214	6,850,458
ams AG	635,770	34,370,235
Analog Devices, Inc.	225,900	18,512,505
ASPEED Tech, Inc.	366,000	6,868,148
Broadcom Ltd.	223,596	48,958,580
Cavium, Inc. (a)	119,811	8,585,656
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	379,488	6,735,912
Cirrus Logic, Inc. (a)	40,052	2,430,756
Cypress Semiconductor Corp.	560,200	7,708,352
Dialog Semiconductor PLC (a)	275,330	14,059,006
GlobalWafers Co. Ltd.	7,110,000	53,134,815
Himax Technologies, Inc. sponsored ADR (b)	2,025,441	18,472,022
Hua Hong Semiconductor Ltd.	4,142,986	5,810,789
Infineon Technologies AG	2,000	40,935
Inphi Corp. (a)(b)	21,329	1,041,282
Integrated Device Technology, Inc. (a)	318,127	7,530,066
LandMark Optoelectronics Corp.	279,000	2,714,222
MagnaChip Semiconductor Corp. (a)(b)	215,326	2,056,363
Marvell Technology Group Ltd.	1,426,481	21,768,100
Maxim Integrated Products, Inc.	870	39,115
Melexis NV	570	49,382
Mellanox Technologies Ltd. (a)	706,800	36,011,460
Micron Technology, Inc. (a)	1,411,283	40,786,079
Monolithic Power Systems, Inc.	163,943	15,099,150
NVIDIA Corp.	285,550	31,104,962
NXP Semiconductors NV (a)	367,845	38,071,958
ON Semiconductor Corp. (a)	457,726	7,090,176
Power Integrations, Inc.	4,813	316,455
Qualcomm, Inc.	331,192	18,990,549
Semtech Corp. (a)	647,194	21,875,157
Silergy Corp.	215,000	3,963,786
Silicon Laboratories, Inc. (a)	53,900	3,964,345
Silicon Motion Technology Corp. sponsored ADR	200,257	9,362,015
Siliconware Precision Industries Co. Ltd. sponsored ADR	135,662	1,097,506
Sitronix Technology Corp.	409,000	1,327,651
Skyworks Solutions, Inc.	4,345	425,723
STMicroelectronics NV:
(France)	2,900	44,624
(NY Shares) unit	370,100	5,721,746
Vanguard International Semiconductor Corp.	140,000	266,403
Win Semiconductors Corp.	728,000	3,235,556
Xilinx, Inc.	500	28,945
		540,708,011

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		736,457,463

Software - 16.9%
Application Software - 7.2%
8x8, Inc. (a)	2,300	35,075
Adobe Systems, Inc. (a)	31,513	4,100,787
ANSYS, Inc. (a)	36,211	3,869,870
Aspen Technology, Inc. (a)	64,100	3,776,772
Autodesk, Inc. (a)	1,503,444	130,002,803
Blackbaud, Inc.	601	46,079
Callidus Software, Inc. (a)	547,050	11,679,518
Citrix Systems, Inc. (a)	427	35,608
Ellie Mae, Inc. (a)	93,500	9,375,245
Guidewire Software, Inc. (a)	402	22,645
HubSpot, Inc. (a)	18,900	1,144,395
iFlytek Co. Ltd.	740,953	3,776,256
Intuit, Inc.	179,180	20,783,088
LINE Corp. ADR (b)	8,332	320,449
Mobileye NV (a)	819	50,287
Parametric Technology Corp. (a)	478,326	25,136,031
Paycom Software, Inc. (a)	100	5,751
Paylocity Holding Corp. (a)	100,421	3,879,263
RealPage, Inc. (a)	16,042	559,866
Salesforce.com, Inc. (a)	114,509	9,445,847
Splunk, Inc. (a)	6,557	408,436
SS&C Technologies Holdings, Inc.	243,266	8,611,616
Ultimate Software Group, Inc. (a)	96,599	18,857,091
Workday, Inc. Class A (a)	45,051	3,751,847
Zendesk, Inc. (a)	528,769	14,826,683
		274,501,308
Home Entertainment Software - 4.9%
Activision Blizzard, Inc.	1,044,059	52,056,782
Electronic Arts, Inc. (a)	556,858	49,849,928
Nintendo Co. Ltd.	168,900	39,191,368
Nintendo Co. Ltd. ADR	330,684	9,596,450
Square Enix Holdings Co. Ltd.	545,200	15,426,031
Take-Two Interactive Software, Inc. (a)	297,965	17,660,386
		183,780,945
Systems Software - 4.8%
Allot Communications Ltd. (a)	550,070	2,618,333
CommVault Systems, Inc. (a)	600	30,480
Imperva, Inc. (a)	122,048	5,010,070
Microsoft Corp.	2,512,215	165,454,480
Oracle Corp.	7,137	318,382
Progress Software Corp.	92,050	2,674,053
Rapid7, Inc. (a)(b)	4,650	69,657
ServiceNow, Inc. (a)	4,505	394,052
Tableau Software, Inc. (a)	135,206	6,699,457
Varonis Systems, Inc. (a)	100	3,180
		183,272,144

TOTAL SOFTWARE		641,554,397

Technology Hardware, Storage & Peripherals - 11.6%
Technology Hardware, Storage & Peripherals - 11.6%
Apple, Inc.	3,046,683	437,686,474
BlackBerry Ltd. (a)	2,514	19,472
HP, Inc.	11,821	211,359
Nimble Storage, Inc. (a)	3,500	43,750
Stratasys Ltd. (a)	200	4,098
		437,965,153
TOTAL COMMON STOCKS
(Cost $2,593,429,368)		3,679,226,323

Convertible Preferred Stocks - 1.4%
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
China Internet Plus Holdings Ltd.:
Series A-11 (a)(d)	2,771,770	12,409,769
Series B (a)(d)	3,479,801	16,121,222
		28,530,991
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	489,912	23,894,100
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $29,795,646)		52,425,091

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.84% (e)	61,333,497	61,345,763
Fidelity Securities Lending Cash Central Fund 0.84% (e)(f)	178,937,222	178,955,116
TOTAL MONEY MARKET FUNDS
(Cost $240,295,167)		240,300,879
TOTAL INVESTMENT PORTFOLIO - 104.8%
(Cost $2,863,520,181)		3,971,952,293
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(180,553,214)
NET ASSETS - 100%		$3,791,399,079

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,285,482 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,425,091 or 1.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,761,149
China Internet Plus Holdings Ltd. Series B	12/11/15	$13,434,468
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,600,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$106,851
Fidelity Securities Lending Cash Central Fund	887,044
Total	$993,895

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,679,226,323	$3,417,071,847	$262,154,476	$--
Convertible Preferred Stocks	52,425,091	--	--	52,425,091
Money Market Funds	240,300,879	240,300,879	--	--
Total Investments in Securities:	$3,971,952,293	$3,657,372,726	$262,154,476	$52,425,091

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$184,443,931

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$48,029,540
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	4,395,551
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$52,425,091
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$4,395,551

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	66.4%
Japan	10.3%
Cayman Islands	9.4%
Taiwan	4.9%
Netherlands	1.4%
Singapore	1.3%
Israel	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $175,530,533) — See accompanying schedule: Unaffiliated issuers (cost $2,623,225,014)	$3,731,651,414
Fidelity Central Funds (cost $240,295,167)	240,300,879
Total Investments (cost $2,863,520,181)		$3,971,952,293
Receivable for investments sold		17,954,022
Receivable for fund shares sold		438,501
Dividends receivable		3,722,169
Distributions receivable from Fidelity Central Funds		207,757
Other receivables		19,388
Total assets		3,994,294,130
Liabilities
Payable for investments purchased	$16,270,926
Payable for fund shares redeemed	7,538,325
Other payables and accrued expenses	134,636
Collateral on securities loaned	178,951,164
Total liabilities		202,895,051
Net Assets		$3,791,399,079
Net Assets consist of:
Paid in capital		$2,495,923,020
Undistributed net investment income		3,574,572
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		183,407,068
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,108,494,419
Net Assets, for 10,060,060 shares outstanding		$3,791,399,079
Net Asset Value, offering price and redemption price per share ($3,791,399,079 ÷ 10,060,060 shares)		$376.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$11,841,833
Income from Fidelity Central Funds (including $887,044 from security lending)		993,895
Total income		12,835,728
Expenses
Custodian fees and expenses	$143,374
Independent directors' fees and expenses	6,789
Interest	7,177
Total expenses before reductions	157,340
Expense reductions	(7,277)	150,063
Net investment income (loss)		12,685,665
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	204,326,609
Fidelity Central Funds	(9,935)
Foreign currency transactions	(170,450)
Total net realized gain (loss)		204,146,224
Change in net unrealized appreciation (depreciation) on: Investment securities	300,317,534
Assets and liabilities in foreign currencies	68,563
Total change in net unrealized appreciation (depreciation)		300,386,097
Net gain (loss)		504,532,321
Net increase (decrease) in net assets resulting from operations		$517,217,986

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,685,665	$24,448,307
Net realized gain (loss)	204,146,224	80,623,380
Change in net unrealized appreciation (depreciation)	300,386,097	595,231,524
Net increase (decrease) in net assets resulting from operations	517,217,986	700,303,211
Distributions to shareholders from net investment income	(9,111,093)	(23,265,757)
Distributions to shareholders from net realized gain	(20,739,156)	–
Total distributions	(29,850,249)	(23,265,757)
Affiliated share transactions
Proceeds from sales of shares	323,755,671	308,526,016
Reinvestment of distributions	29,849,845	23,265,435
Cost of shares redeemed	(268,855,912)	(322,057,547)
Net increase (decrease) in net assets resulting from share transactions	84,749,604	9,733,904
Total increase (decrease) in net assets	572,117,341	686,771,358
Net Assets
Beginning of period	3,219,281,738	2,532,510,380
End of period	$3,791,399,079	$3,219,281,738
Other Information
Undistributed net investment income end of period	$3,574,572	$–
Shares
Sold	982,329	1,063,038
Issued in reinvestment of distributions	94,556	78,375
Redeemed	(765,180)	(1,106,790)
Net increase (decrease)	311,705	34,623

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Information Technology Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$330.24	$260.71	$262.98	$222.50	$191.01	$150.22
Income from Investment Operations
Net investment income (loss)A	1.25	2.48	2.24B	2.33	1.80	1.20
Net realized and unrealized gain (loss)	48.33	69.42	(2.37)	39.88	31.33	40.67
Total from investment operations	49.58	71.90	(.13)	42.21	33.13	41.87
Distributions from net investment income	(.89)	(2.37)	(2.14)	(1.73)	(1.64)	(1.08)
Distributions from net realized gain	(2.05)	–	–	–	–	–
Total distributions	(2.94)	(2.37)	(2.14)	(1.73)	(1.64)	(1.08)
Net asset value, end of period	$376.88	$330.24	$260.71	$262.98	$222.50	$191.01
Total ReturnC,D	15.19%	27.68%	(.11)%	19.01%	17.45%	27.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	.74%G	.86%	.81%B	.94%	.92%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$3,791,399	$3,219,282	$2,532,510	$2,472,588	$1,985,824	$1,631,977
Portfolio turnover rateH	86%G,I	99%	138%	179%I	157%I	195%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.43 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .65%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	15.8	13.3
WestRock Co.	6.0	7.3
Monsanto Co.	5.9	6.6
LyondellBasell Industries NV Class A	5.0	4.9
Ball Corp.	4.6	5.8
PPG Industries, Inc.	4.6	5.1
Graphic Packaging Holding Co.	4.6	5.7
The Dow Chemical Co.	4.0	6.0
Ecolab, Inc.	3.6	5.7
Eastman Chemical Co.	3.2	5.3
	57.3

Top Industries (% of fund's net assets)

As of March 31, 2017
Chemicals	67.5%
Containers & Packaging	16.2%
Metals & Mining	9.8%
Construction Materials	3.1%
Trading Companies & Distributors	2.2%
All Others*	1.2%

As of September 30, 2016
Chemicals	65.8%
Containers & Packaging	20.1%
Metals & Mining	7.1%
Construction Materials	3.9%
Trading Companies & Distributors	1.7%
All Others*	1.4%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Materials Central Fund

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Chemicals - 67.5%
Commodity Chemicals - 8.5%
LyondellBasell Industries NV Class A	238,555	$21,753,830
Olin Corp.	152,804	5,022,667
Trinseo SA	39,414	2,644,679
Tronox Ltd. Class A	122,500	2,260,125
Westlake Chemical Corp.	75,143	4,963,195
		36,644,496
Diversified Chemicals - 27.1%
Ashland Global Holdings, Inc.	36,072	4,466,074
E.I. du Pont de Nemours & Co.	847,591	68,086,987
Eastman Chemical Co.	169,151	13,667,401
The Chemours Co. LLC	337,836	13,006,686
The Dow Chemical Co.	273,011	17,347,119
		116,574,267
Fertilizers & Agricultural Chemicals - 11.1%
Agrium, Inc. (a)	68,293	6,517,839
CF Industries Holdings, Inc.	257,015	7,543,390
Monsanto Co.	225,543	25,531,468
The Mosaic Co.	35,200	1,027,136
The Scotts Miracle-Gro Co. Class A	79,272	7,403,212
		48,023,045
Industrial Gases - 3.1%
Air Products & Chemicals, Inc.	98,200	13,285,478
Specialty Chemicals - 17.7%
Axalta Coating Systems (b)	175,091	5,637,930
Ecolab, Inc.	122,554	15,360,918
Frutarom Industries Ltd.	60,000	3,354,037
Platform Specialty Products Corp. (b)	479,900	6,248,298
PPG Industries, Inc.	186,784	19,627,263
Sherwin-Williams Co.	40,600	12,593,714
W.R. Grace & Co.	192,976	13,452,357
		76,274,517

TOTAL CHEMICALS		290,801,803

Construction Materials - 3.1%
Construction Materials - 3.1%
Eagle Materials, Inc.	137,770	13,382,978
Containers & Packaging - 16.2%
Metal & Glass Containers - 5.6%
Ardagh Group SA	61,700	1,354,932
Ball Corp.	265,493	19,715,510
Berry Plastics Group, Inc. (b)	66,700	3,239,619
		24,310,061
Paper Packaging - 10.6%
Graphic Packaging Holding Co.	1,522,043	19,588,693
WestRock Co.	500,625	26,047,519
		45,636,212

TOTAL CONTAINERS & PACKAGING		69,946,273

Metals & Mining - 9.8%
Copper - 3.1%
Freeport-McMoRan, Inc. (b)	1,010,400	13,498,944
Diversified Metals & Mining - 3.7%
Alcoa Corp.	131,600	4,527,040
Glencore Xstrata PLC	1,074,611	4,216,189
Rio Tinto PLC	181,200	7,296,504
		16,039,733
Gold - 3.0%
Barrick Gold Corp.	236,955	4,500,871
Franco-Nevada Corp.	57,930	3,795,061
Randgold Resources Ltd. sponsored ADR (a)	50,692	4,424,398
		12,720,330

TOTAL METALS & MINING		42,259,007

Trading Companies & Distributors - 2.2%
Trading Companies & Distributors - 2.2%
Nexeo Solutions, Inc. (c)	300,000	2,658,000
Univar, Inc. (b)	216,178	6,628,017
		9,286,017
TOTAL COMMON STOCKS
(Cost $331,096,327)		425,676,078

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 0.84% (d)	4,503,534	4,504,434
Fidelity Securities Lending Cash Central Fund 0.84% (d)(e)	10,498,814	10,499,864
TOTAL MONEY MARKET FUNDS
(Cost $15,004,168)		15,004,298
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $346,100,495)		440,680,376
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(9,787,727)
NET ASSETS - 100%		$430,892,649

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,658,000 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$3,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,687
Fidelity Securities Lending Cash Central Fund	11,155
Total	$22,842

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$425,676,078	$418,379,574	$7,296,504	$--
Money Market Funds	15,004,298	15,004,298	--	--
Total Investments in Securities:	$440,680,376	$433,383,872	$7,296,504	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.6%
Netherlands	5.0%
Canada	3.5%
Bailiwick of Jersey	2.0%
United Kingdom	1.7%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,091,500) — See accompanying schedule: Unaffiliated issuers (cost $331,096,327)	$425,676,078
Fidelity Central Funds (cost $15,004,168)	15,004,298
Total Investments (cost $346,100,495)		$440,680,376
Cash		5,025
Receivable for investments sold		3,546,758
Receivable for fund shares sold		55,305
Dividends receivable		805,748
Distributions receivable from Fidelity Central Funds		4,226
Total assets		445,097,438
Liabilities
Payable for investments purchased	$3,588,827
Payable for fund shares redeemed	106,499
Other payables and accrued expenses	10,313
Collateral on securities loaned	10,499,150
Total liabilities		14,204,789
Net Assets		$430,892,649
Net Assets consist of:
Paid in capital		$325,204,688
Undistributed net investment income		1,232,396
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,876,043
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,579,522
Net Assets, for 1,801,260 shares outstanding		$430,892,649
Net Asset Value, offering price and redemption price per share ($430,892,649 ÷ 1,801,260 shares)		$239.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$3,989,039
Income from Fidelity Central Funds (including $11,155 from security lending)		22,842
Total income		4,011,881
Expenses
Custodian fees and expenses	$14,710
Independent directors' fees and expenses	857
Interest	589
Total expenses before reductions	16,156
Expense reductions	(857)	15,299
Net investment income (loss)		3,996,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,878,548
Fidelity Central Funds	682
Foreign currency transactions	(3,187)
Total net realized gain (loss)		9,876,043
Change in net unrealized appreciation (depreciation) on: Investment securities	38,855,444
Assets and liabilities in foreign currencies	241
Total change in net unrealized appreciation (depreciation)		38,855,685
Net gain (loss)		48,731,728
Net increase (decrease) in net assets resulting from operations		$52,728,310

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,996,582	$8,528,775
Net realized gain (loss)	9,876,043	(4,603,014)
Change in net unrealized appreciation (depreciation)	38,855,685	51,767,904
Net increase (decrease) in net assets resulting from operations	52,728,310	55,693,665
Distributions to shareholders from net investment income	(2,764,186)	(8,260,090)
Affiliated share transactions
Proceeds from sales of shares	28,191,273	17,773,049
Reinvestment of distributions	2,764,001	8,259,536
Cost of shares redeemed	(50,888,750)	(31,246,284)
Net increase (decrease) in net assets resulting from share transactions	(19,933,476)	(5,213,699)
Total increase (decrease) in net assets	30,030,648	42,219,876
Net Assets
Beginning of period	400,862,001	358,642,125
End of period	$430,892,649	$400,862,001
Other Information
Undistributed net investment income end of period	$1,232,396	$–
Shares
Sold	127,936	87,038
Issued in reinvestment of distributions	12,245	40,322
Redeemed	(217,860)	(151,228)
Net increase (decrease)	(77,679)	(23,868)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Materials Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$213.34	$188.48	$229.95	$207.20	$180.29	$134.10
Income from Investment Operations
Net investment income (loss)A	2.13	4.48	4.34	3.57	3.44B	3.10
Net realized and unrealized gain (loss)	25.20	24.73	(41.59)	22.68	26.85	45.95
Total from investment operations	27.33	29.21	(37.25)	26.25	30.29	49.05
Distributions from net investment income	(1.45)	(4.35)	(4.22)	(3.50)	(3.38)	(2.86)
Total distributions	(1.45)	(4.35)	(4.22)	(3.50)	(3.38)	(2.86)
Net asset value, end of period	$239.22	$213.34	$188.48	$229.95	$207.20	$180.29
Total ReturnC,D	12.85%	15.62%	(16.46)%	12.70%	16.98%	36.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	- %H	- %H	.01%	- %H	.01%
Expenses net of fee waivers, if any	.01%G	- %H	- %H	- %H	- %H	.01%
Expenses net of all reductions	.01%G	- %H	- %H	- %H	- %H	.01%
Net investment income (loss)	1.88%G	2.21%	1.95%	1.57%	1.79%B	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$430,893	$400,862	$358,642	$482,472	$400,422	$314,540
Portfolio turnover rateI	59%G,J	56%	72%	65%J	64%J	76%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.52 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.52%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Real Estate Equity Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	7.3	8.6
Equinix, Inc.	5.6	2.8
Ventas, Inc.	4.8	5.3
Boston Properties, Inc.	4.6	4.6
AvalonBay Communities, Inc.	4.5	4.7
Extra Space Storage, Inc.	3.4	3.7
Mid-America Apartment Communities, Inc.	3.3	0.2
DCT Industrial Trust, Inc.	3.1	3.5
Essex Property Trust, Inc.	3.1	2.2
Public Storage	2.9	2.6
	42.6

Top Five REIT Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Property	15.3	14.9
REITs - Apartments	14.5	13.7
REITs - Diversified	13.3	11.3
REITs - Health Care	12.3	12.0
REITs - Regional Malls	9.7	11.5

Asset Allocation (% of fund's net assets)

As of March 31, 2017
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

As of September 30, 2016
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Fidelity® Real Estate Equity Central Fund

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 97.0%
REITs - Apartments - 14.5%
American Homes 4 Rent Class A	40,800	$936,768
Apartment Investment & Management Co. Class A	55,300	2,452,555
AvalonBay Communities, Inc.	30,150	5,535,540
Equity Residential (SBI)	16,900	1,051,518
Essex Property Trust, Inc.	16,300	3,773,939
Mid-America Apartment Communities, Inc.	39,943	4,063,801
		17,814,121
REITs - Diversified - 13.3%
Colony NorthStar, Inc.	4	52
Corrections Corp. of America	43,500	1,366,770
Duke Realty Corp.	115,300	3,028,931
Equinix, Inc.	17,100	6,846,327
Gaming & Leisure Properties	35,600	1,189,752
Outfront Media, Inc.	58,500	1,553,175
Vornado Realty Trust	10,500	1,053,255
Washington REIT (SBI)	39,300	1,229,304
		16,267,566
REITs - Health Care - 12.3%
CareTrust (REIT), Inc.	64,100	1,078,162
Healthcare Realty Trust, Inc.	103,600	3,367,000
Sabra Health Care REIT, Inc.	77,654	2,168,876
Ventas, Inc.	90,800	5,905,632
Welltower, Inc.	35,250	2,496,405
		15,016,075
REITs - Hotels - 4.3%
DiamondRock Hospitality Co.	129,200	1,440,580
FelCor Lodging Trust, Inc.	79,800	599,298
Host Hotels & Resorts, Inc.	82,800	1,545,048
Sunstone Hotel Investors, Inc.	112,500	1,724,625
		5,309,551
REITs - Management/Investment - 6.2%
American Assets Trust, Inc.	28,900	1,209,176
American Tower Corp.	3,800	461,852
CoreSite Realty Corp.	24,876	2,240,084
Empire State Realty Trust, Inc.	45,300	934,992
National Retail Properties, Inc.	64,400	2,809,128
		7,655,232
REITs - Manufactured Homes - 1.6%
Equity Lifestyle Properties, Inc.	25,776	1,986,299
REITs - Office Property - 15.3%
Boston Properties, Inc.	42,200	5,587,702
Corporate Office Properties Trust (SBI)	53,100	1,757,610
Douglas Emmett, Inc.	64,400	2,472,960
Highwoods Properties, Inc. (SBI)	43,100	2,117,503
Hudson Pacific Properties, Inc.	70,000	2,424,800
Mack-Cali Realty Corp.	47,458	1,278,519
VEREIT, Inc.	375,000	3,183,750
		18,822,844
REITs - Regional Malls - 9.7%
General Growth Properties, Inc.	23,700	549,366
Pennsylvania Real Estate Investment Trust (SBI)	41,600	629,824
Simon Property Group, Inc.	51,800	8,911,152
Taubman Centers, Inc.	28,100	1,855,162
		11,945,504
REITs - Shopping Centers - 4.9%
Brixmor Property Group, Inc.	40,600	871,276
Cedar Shopping Centers, Inc.	142,847	717,092
DDR Corp.	86,400	1,082,592
Urban Edge Properties	125,650	3,304,595
		5,975,555
REITs - Single Tenant - 2.0%
Agree Realty Corp.	36,100	1,731,356
Four Corners Property Trust, Inc.	32,800	748,824
		2,480,180
REITs - Storage - 6.3%
Extra Space Storage, Inc.	56,000	4,165,840
Public Storage	16,300	3,568,233
		7,734,073
REITs - Warehouse/Industrial - 6.6%
DCT Industrial Trust, Inc.	79,307	3,816,253
Gramercy Property Trust	28,766	756,546
Prologis, Inc.	42,900	2,225,652
Terreno Realty Corp.	45,763	1,281,364
		8,079,815

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		119,086,815

Hotels, Restaurants & Leisure - 1.1%
Hotels, Resorts & Cruise Lines - 1.1%
Marriott International, Inc. Class A	14,400	1,356,192
Real Estate Management & Development - 0.5%
Real Estate Services - 0.5%
Invitation Homes, Inc.	28,000	611,240
TOTAL COMMON STOCKS
(Cost $109,283,667)		121,054,247

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.84% (a)
(Cost $1,452,724)	1,452,433	1,452,724
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $110,736,391)		122,506,971
NET OTHER ASSETS (LIABILITIES) - 0.2%		251,491
NET ASSETS - 100%		$122,758,462

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,099
Fidelity Securities Lending Cash Central Fund	80
Total	$4,179

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Real Estate Equity Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $109,283,667)	$121,054,247
Fidelity Central Funds (cost $1,452,724)	1,452,724
Total Investments (cost $110,736,391)		$122,506,971
Receivable for investments sold		624,406
Receivable for fund shares sold		27,789
Dividends receivable		377,289
Distributions receivable from Fidelity Central Funds		795
Total assets		123,537,250
Liabilities
Payable to custodian bank	$102
Payable for investments purchased	714,259
Payable for fund shares redeemed	53,608
Other payables and accrued expenses	10,819
Total liabilities		778,788
Net Assets		$122,758,462
Net Assets consist of:
Paid in capital		$107,206,671
Undistributed net investment income		421,864
Accumulated undistributed net realized gain (loss) on investments		3,359,347
Net unrealized appreciation (depreciation) on investments		11,770,580
Net Assets, for 1,107,706 shares outstanding		$122,758,462
Net Asset Value, offering price and redemption price per share ($122,758,462 ÷ 1,107,706 shares)		$110.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$1,989,823
Income from Fidelity Central Funds (including $80 from security lending)		4,179
Total income		1,994,002
Expenses
Custodian fees and expenses	$10,103
Independent directors' fees and expenses	325
Total expenses before reductions	10,428
Expense reductions	(330)	10,098
Net investment income (loss)		1,983,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,548,932
Fidelity Central Funds	89
Total net realized gain (loss)		3,549,021
Change in net unrealized appreciation (depreciation) on investment securities		(7,567,119)
Net gain (loss)		(4,018,098)
Net increase (decrease) in net assets resulting from operations		$(2,034,194)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,983,904	$6,603,690
Net realized gain (loss)	3,549,021	5,770,345
Change in net unrealized appreciation (depreciation)	(7,567,119)	33,940,729
Net increase (decrease) in net assets resulting from operations	(2,034,194)	46,314,764
Distributions to shareholders from net investment income	(1,562,040)	(5,975,815)
Distributions to shareholders from net realized gain	(189,674)	–
Total distributions	(1,751,714)	(5,975,815)
Affiliated share transactions
Proceeds from sales of shares	6,029,690	9,714,965
Reinvestment of distributions	1,751,714	5,975,809
Cost of shares redeemed	(55,024,187)	(133,457,507)
Net increase (decrease) in net assets resulting from share transactions	(47,242,783)	(117,766,733)
Total increase (decrease) in net assets	(51,028,691)	(77,427,784)
Net Assets
Beginning of period	173,787,153	251,214,937
End of period	$122,758,462	$173,787,153
Other Information
Undistributed net investment income end of period	$421,864	$–
Shares
Sold	55,866	91,970
Issued in reinvestment of distributions	16,754	55,614
Redeemed	(500,816)	(1,230,554)
Net increase (decrease)	(428,196)	(1,082,970)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Equity Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$113.15	$95.92	$100.00
Income from Investment Operations
Net investment income (loss)B	1.44	3.03	2.53
Net realized and unrealized gain (loss)	(2.55)	17.03	(4.24)
Total from investment operations	(1.11)	20.06	(1.71)
Distributions from net investment income	(1.10)	(2.83)	(2.37)
Distributions from net realized gain	(.12)	–	–
Total distributions	(1.22)	(2.83)	(2.37)
Net asset value, end of period	$110.82	$113.15	$95.92
Total ReturnC,D	(.92)%	21.08%	(1.81)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.01%G
Expenses net of fee waivers, if any	.01%G	.01%	.01%G
Expenses net of all reductions	.01%G	.01%	.01%G
Net investment income (loss)	2.66%G	2.86%	2.71%G
Supplemental Data
Net assets, end of period (000 omitted)	$122,758	$173,787	$251,215
Portfolio turnover rateH	75%G	69%	62%G

 A For the period November 3, 2014 (commencement of operations) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Telecom Services Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	24.2	14.4
AT&T, Inc.	10.0	19.0
T-Mobile U.S., Inc.	7.8	5.7
Level 3 Communications, Inc.	4.0	4.1
Iridium Communications, Inc.	3.2	2.2
Cogent Communications Group, Inc.	3.1	2.3
CenturyLink, Inc.	3.1	2.7
Liberty Global PLC Class C	2.9	1.2
Sprint Corp.	2.8	2.8
Telephone & Data Systems, Inc.	2.6	2.4
	63.7

Top Industries (% of fund's net assets)

As of March 31, 2017
Diversified Telecommunication Services	65.6%
Wireless Telecommunication Services	17.0%
Media	8.6%
Equity Real Estate Investment Trusts (Reits)	2.6%
Internet Software & Services	1.3%
All Others*	4.9%

As of September 30, 2016
Diversified Telecommunication Services	68.2%
Wireless Telecommunication Services	15.6%
Media	9.1%
Equity Real Estate Investment Trusts (Reits)	2.5%
Semiconductors & Semiconductor Equipment	1.0%
All Others*	3.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Telecom Services Central Fund

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Commercial Services & Supplies - 0.5%
Office Services & Supplies - 0.5%
West Corp.	87,029	$2,125,248
Diversified Telecommunication Services - 65.6%
Alternative Carriers - 18.4%
Cogent Communications Group, Inc.	286,746	12,344,415
Globalstar, Inc. (a)(b)	2,322,895	3,716,632
Iliad SA	17,009	3,804,141
Iridium Communications, Inc. (a)(b)	1,347,014	12,998,685
Level 3 Communications, Inc. (a)	279,690	16,003,862
Lumos Networks Corp. (a)	328,922	5,821,919
ORBCOMM, Inc. (a)	164,867	1,574,480
Vonage Holdings Corp. (a)	1,291,241	8,160,643
Zayo Group Holdings, Inc. (a)	278,126	9,150,345
		73,575,122
Integrated Telecommunication Services - 47.2%
AT&T, Inc.	963,648	40,039,574
Atlantic Tele-Network, Inc.	110,510	7,782,114
CenturyLink, Inc. (b)	522,415	12,313,322
Cincinnati Bell, Inc. (a)	492,963	8,725,445
Consolidated Communications Holdings, Inc. (b)	101,883	2,386,100
FairPoint Communications, Inc. (a)	200,698	3,331,587
Frontier Communications Corp. (b)	3,122,366	6,681,863
General Communications, Inc. Class A (a)	298,172	6,201,978
Verizon Communications, Inc.	1,988,850	96,956,437
Windstream Holdings, Inc. (b)	924,627	5,039,217
		189,457,637

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		263,032,759

Equity Real Estate Investment Trusts (REITs) - 2.6%
Specialized REITs - 2.6%
American Tower Corp.	74,163	9,013,771
SBA Communications Corp. Class A (a)	13,478	1,622,347
		10,636,118
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	121,956	2,441,559
Internet Software & Services - 1.3%
Internet Software & Services - 1.3%
Gogo, Inc. (a)(b)	425,777	4,683,547
GTT Communications, Inc. (a)	17,000	413,950
		5,097,497
Media - 8.6%
Broadcasting - 0.6%
Nexstar Broadcasting Group, Inc. Class A	35,101	2,462,335
Cable & Satellite - 7.0%
Altice NV Class A (a)	207,280	4,688,983
Liberty Broadband Corp. Class A (a)	107,500	9,147,175
Liberty Global PLC:
Class C (a)	334,764	11,730,131
LiLAC Class C (a)	48,097	1,108,155
Megacable Holdings S.A.B. de CV unit	359,000	1,391,341
		28,065,785
Movies & Entertainment - 1.0%
The Walt Disney Co.	34,000	3,855,260

TOTAL MEDIA		34,383,380

Semiconductors & Semiconductor Equipment - 1.3%
Semiconductors - 1.3%
Broadcom Ltd.	13,076	2,863,121
Qorvo, Inc. (a)	36,367	2,493,322
		5,356,443
Software - 0.7%
Application Software - 0.7%
Synchronoss Technologies, Inc. (a)	111,400	2,718,160
Technology Hardware, Storage & Peripherals - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	19,579	2,812,719
Wireless Telecommunication Services - 17.0%
Wireless Telecommunication Services - 17.0%
Millicom International Cellular SA	23,769	1,328,925
NII Holdings, Inc. (a)	820,483	1,066,628
Shenandoah Telecommunications Co.	157,715	4,423,906
Sprint Corp. (a)(b)	1,284,542	11,149,825
T-Mobile U.S., Inc. (a)	485,715	31,372,332
Telephone & Data Systems, Inc.	396,380	10,508,034
U.S. Cellular Corp. (a)	222,196	8,294,577
		68,144,227
TOTAL COMMON STOCKS
(Cost $315,896,958)		396,748,110

Money Market Funds - 11.3%
Fidelity Cash Central Fund, 0.84% (c)	4,380,502	4,381,378
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	40,884,233	40,888,322
TOTAL MONEY MARKET FUNDS
(Cost $45,266,844)		45,269,700
TOTAL INVESTMENT PORTFOLIO - 110.2%
(Cost $361,163,802)		442,017,810
NET OTHER ASSETS (LIABILITIES) - (10.2)%		(41,011,202)
NET ASSETS - 100%		$401,006,608

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,075
Fidelity Securities Lending Cash Central Fund	334,858
Total	$344,933

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $39,632,974) — See accompanying schedule: Unaffiliated issuers (cost $315,896,958)	$396,748,110
Fidelity Central Funds (cost $45,266,844)	45,269,700
Total Investments (cost $361,163,802)		$442,017,810
Receivable for fund shares sold		46,063
Dividends receivable		88,412
Distributions receivable from Fidelity Central Funds		82,855
Total assets		442,235,140
Liabilities
Payable to custodian bank	$65
Payable for investments purchased	247,703
Payable for fund shares redeemed	88,251
Other payables and accrued expenses	9,371
Collateral on securities loaned	40,883,142
Total liabilities		41,228,532
Net Assets		$401,006,608
Net Assets consist of:
Paid in capital		$299,528,297
Undistributed net investment income		553,385
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		20,071,018
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		80,853,908
Net Assets, for 2,009,695 shares outstanding		$401,006,608
Net Asset Value, offering price and redemption price per share ($401,006,608 ÷ 2,009,695 shares)		$199.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$4,283,734
Interest		44,213
Income from Fidelity Central Funds (including $334,858 from security lending)		344,933
Total income		4,672,880
Expenses
Custodian fees and expenses	$14,488
Independent directors' fees and expenses	802
Total expenses before reductions	15,290
Expense reductions	(802)	14,488
Net investment income (loss)		4,658,392
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,720,380
Fidelity Central Funds	2,441
Foreign currency transactions	(26,221)
Total net realized gain (loss)		23,696,600
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,600,819)
Assets and liabilities in foreign currencies	821
Total change in net unrealized appreciation (depreciation)		(3,599,998)
Net gain (loss)		20,096,602
Net increase (decrease) in net assets resulting from operations		$24,754,994

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,658,392	$8,613,167
Net realized gain (loss)	23,696,600	19,867,668
Change in net unrealized appreciation (depreciation)	(3,599,998)	50,711,886
Net increase (decrease) in net assets resulting from operations	24,754,994	79,192,721
Distributions to shareholders from net investment income	(4,105,007)	(8,239,224)
Distributions to shareholders from net realized gain	(3,625,582)	–
Total distributions	(7,730,589)	(8,239,224)
Affiliated share transactions
Proceeds from sales of shares	28,246,659	66,256,635
Reinvestment of distributions	7,730,043	8,238,604
Cost of shares redeemed	(36,091,885)	(38,448,443)
Net increase (decrease) in net assets resulting from share transactions	(115,183)	36,046,796
Total increase (decrease) in net assets	16,909,222	107,000,293
Net Assets
Beginning of period	384,097,386	277,097,093
End of period	$401,006,608	$384,097,386
Other Information
Undistributed net investment income end of period	$553,385	$–
Shares
Sold	146,771	383,258
Issued in reinvestment of distributions	40,993	45,809
Redeemed	(184,106)	(208,122)
Net increase (decrease)	3,658	220,945

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Telecom Services Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$191.47	$155.23	$163.86	$155.95	$139.95	$111.29
Income from Investment Operations
Net investment income (loss)A	2.30	4.49	3.75	7.09B	4.39	3.96
Net realized and unrealized gain (loss)	9.56	36.05	(8.58)	7.91	15.88	28.57
Total from investment operations	11.86	40.54	(4.83)	15.00	20.27	32.53
Distributions from net investment income	(2.03)	(4.30)	(3.80)	(7.09)	(4.27)	(3.87)
Distributions from net realized gain	(1.76)	–	–	–	–	–
Total distributions	(3.79)	(4.30)	(3.80)	(7.09)	(4.27)	(3.87)
Net asset value, end of period	$199.54	$191.47	$155.23	$163.86	$155.95	$139.95
Total ReturnC,D	6.32%	26.33%	(3.10)%	9.75%	14.73%	29.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	- %H	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%G	.01%	- %H	.01%	.01%	.01%
Expenses net of all reductions	.01%G	.01%	- %H	.01%	.01%	.01%
Net investment income (loss)	2.34%G	2.51%	2.24%	4.35%B	3.00%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$401,007	$384,097	$277,097	$286,592	$295,959	$253,919
Portfolio turnover rateI	109%G,J	68%	58%	97%J	82%J	59%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $3.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.47%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	16.9	14.1
Sempra Energy	12.7	11.9
PG&E Corp.	8.5	8.4
Dominion Resources, Inc.	6.1	7.5
Avangrid, Inc.	4.9	5.7
Exelon Corp.	4.8	4.4
DTE Energy Co.	4.7	4.9
Great Plains Energy, Inc.	4.5	2.7
CenterPoint Energy, Inc.	4.1	2.3
FirstEnergy Corp.	4.0	4.1
	71.2

Top Industries (% of fund's net assets)

As of March 31, 2017
Electric Utilities	46.6%
Multi-Utilities	38.3%
Independent Power and Renewable Electricity Producers	9.2%
Media	1.2%
Gas Utilities	1.0%
All Others*	3.7%

As of September 30, 2016
Electric Utilities	51.8%
Multi-Utilities	37.9%
Independent Power and Renewable Electricity Producers	7.7%
Gas Utilities	1.0%
Oil, Gas & Consumable Fuels	0.9%
All Others*	0.7%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Utilities Central Fund

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Electric Utilities - 46.6%
Electric Utilities - 46.6%
Edison International	118,057	$9,398,518
Exelon Corp.	636,645	22,906,487
FirstEnergy Corp.	595,540	18,950,083
Great Plains Energy, Inc.	735,419	21,488,943
NextEra Energy, Inc.	625,798	80,333,689
OGE Energy Corp.	239,325	8,371,589
PG&E Corp.	607,726	40,328,697
PNM Resources, Inc.	287,848	10,650,376
Westar Energy, Inc.	175,900	9,546,093
		221,974,475
Gas Utilities - 1.0%
Gas Utilities - 1.0%
South Jersey Industries, Inc.	137,735	4,910,253
Independent Power and Renewable Electricity Producers - 9.2%
Independent Power Producers & Energy Traders - 5.0%
Dynegy, Inc. (a)	271,837	2,136,639
NRG Energy, Inc.	665,200	12,439,240
NRG Yield, Inc. Class C	510,293	9,032,186
		23,608,065
Renewable Electricity - 4.2%
NextEra Energy Partners LP	378,682	12,545,735
Pattern Energy Group, Inc.	364,246	7,332,272
		19,878,007

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		43,486,072

Media - 1.2%
Cable & Satellite - 1.2%
Charter Communications, Inc. Class A (a)	17,100	5,597,172
Multi-Utilities - 38.3%
Multi-Utilities - 38.3%
Avangrid, Inc.	542,753	23,197,263
Black Hills Corp.	191,800	12,748,946
CenterPoint Energy, Inc.	711,378	19,612,691
Dominion Resources, Inc.	374,429	29,044,458
DTE Energy Co.	221,438	22,611,034
SCANA Corp.	223,189	14,585,401
Sempra Energy	548,954	60,659,417
		182,459,210
Oil, Gas & Consumable Fuels - 0.9%
Oil & Gas Storage & Transport - 0.9%
Cheniere Energy Partners LP Holdings LLC	179,963	4,394,696
TOTAL COMMON STOCKS
(Cost $370,651,303)		462,821,878

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.84% (b)
(Cost $15,005,855)	15,002,854	15,005,855
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $385,657,158)		477,827,733
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,677,931)
NET ASSETS - 100%		$476,149,802

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,163
Fidelity Securities Lending Cash Central Fund	134
Total	$20,297

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $370,651,303)	$462,821,878
Fidelity Central Funds (cost $15,005,855)	15,005,855
Total Investments (cost $385,657,158)		$477,827,733
Receivable for investments sold		311,952
Receivable for fund shares sold		56,261
Dividends receivable		1,552,244
Distributions receivable from Fidelity Central Funds		7,363
Other receivables		771
Total assets		479,756,324
Liabilities
Payable for investments purchased	$3,495,425
Payable for fund shares redeemed	105,728
Other payables and accrued expenses	5,369
Total liabilities		3,606,522
Net Assets		$476,149,802
Net Assets consist of:
Paid in capital		$375,532,492
Undistributed net investment income		2,194,929
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,252,729
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		92,169,652
Net Assets, for 2,748,958 shares outstanding		$476,149,802
Net Asset Value, offering price and redemption price per share ($476,149,802 ÷ 2,748,958 shares)		$173.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$6,925,985
Income from Fidelity Central Funds (including $134 from security lending)		20,297
Total income		6,946,282
Expenses
Custodian fees and expenses	$8,999
Independent directors' fees and expenses	935
Interest	290
Total expenses before reductions	10,224
Expense reductions	(935)	9,289
Net investment income (loss)		6,936,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,250,362
Fidelity Central Funds	87
Foreign currency transactions	2,280
Total net realized gain (loss)		6,252,729
Change in net unrealized appreciation (depreciation) on: Investment securities	19,713,280
Assets and liabilities in foreign currencies	(1,692)
Total change in net unrealized appreciation (depreciation)		19,711,588
Net gain (loss)		25,964,317
Net increase (decrease) in net assets resulting from operations		$32,901,310

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,936,993	$13,622,319
Net realized gain (loss)	6,252,729	678,956
Change in net unrealized appreciation (depreciation)	19,711,588	53,765,500
Net increase (decrease) in net assets resulting from operations	32,901,310	68,066,775
Distributions to shareholders from net investment income	(4,742,064)	(12,337,848)
Affiliated share transactions
Proceeds from sales of shares	36,820,896	40,913,282
Reinvestment of distributions	4,741,869	12,337,342
Cost of shares redeemed	(56,615,197)	(52,194,632)
Net increase (decrease) in net assets resulting from share transactions	(15,052,432)	1,055,992
Total increase (decrease) in net assets	13,106,814	56,784,919
Net Assets
Beginning of period	463,042,988	406,258,069
End of period	$476,149,802	$463,042,988
Other Information
Undistributed net investment income end of period	$2,194,929	$–
Shares
Sold	227,166	264,984
Issued in reinvestment of distributions	30,221	78,378
Redeemed	(350,531)	(321,583)
Net increase (decrease)	(93,144)	21,779

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Utilities Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$162.92	$144.05	$155.14	$130.43	$116.88	$103.95
Income from Investment Operations
Net investment income (loss)A	2.46	4.73	4.36	4.11	4.04	3.82
Net realized and unrealized gain (loss)	9.48	18.44	(11.35)	24.33	13.29	12.71
Total from investment operations	11.94	23.17	(6.99)	28.44	17.33	16.53
Distributions from net investment income	(1.65)	(4.30)	(4.10)	(3.73)	(3.78)	(3.60)
Total distributions	(1.65)	(4.30)	(4.10)	(3.73)	(3.78)	(3.60)
Net asset value, end of period	$173.21	$162.92	$144.05	$155.14	$130.43	$116.88
Total ReturnB,C	7.44%	16.23%	(4.66)%	21.98%	15.04%	16.13%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	3.03%G	3.03%	2.78%	2.80%	3.23%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$476,150	$463,043	$406,258	$482,971	$398,657	$320,338
Portfolio turnover rateH	44%G,I	76%	110%	121%I	148%I	175%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Real Estate Equity Central Fund (Real Estate Equity), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). All of the Funds are non-diversified, with the exception of Financials and Health Care. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by Information Technology that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Information Technology:

Asset Type	Fair Value at 03/31/2017	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$52,425,091	Market approach	Discount rate	2.3%	Decrease
			Transaction price	$3.86 - $48.77 / $30.68	Increase
			Enterprise value/Gross profit multiple (EV/GP)	11.6	Increase
			Discount for lack of marketability (DLOM)	15.0%	Decrease
		Market comparable	Liquidity preference	$120.00	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective October 1, 2016, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Consumer Staples, Energy and Information Technology are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities. Prior to October 1, 2016, each Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because each Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to each Fund's previous partnership structure, paid in capital includes any accumulated net investment income (loss) and net realized gain (loss) on investments prior to October 1, 2016.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Consumer Discretionary	$1,150,972,002	$487,338,734	$(22,069,648)	$465,269,086
Consumer Staples	1,089,031,890	354,338,761	(18,473,908)	335,864,853
Energy	884,267,417	163,209,030	(41,561,670)	121,647,360
Financials	2,219,042,701	631,497,879	(31,616,133)	599,881,746
Health Care	1,753,849,813	445,401,913	(71,642,758)	373,759,155
Industrials	1,162,369,860	289,879,896	(13,999,624)	275,880,272
Information Technology	2,867,897,351	1,178,386,522	(74,331,580)	1,104,054,942
Materials	347,386,867	98,944,437	(5,650,928)	93,293,509
Real Estate Equity	111,160,604	13,812,033	(2,465,666)	11,346,367
Telecom Services	363,047,547	92,502,908	(13,532,645)	78,970,263
Utilities	386,294,669	96,272,795	(4,739,731)	91,533,064

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	271,052,565	405,185,661
Consumer Staples	402,292,521	523,682,511
Energy	466,479,164	510,668,685
Financials	817,933,959	1,026,131,009
Health Care	735,376,774	768,471,538
Industrials	437,679,494	570,848,177
Information Technology	1,446,575,549	1,506,363,749
Materials	121,632,318	154,356,268
Real Estate Equity	54,687,544	99,817,604
Telecom Services	214,142,748	228,857,645
Utilities	100,983,182	139,351,412

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, fees and expenses of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$4,214
Consumer Staples	7,051
Energy	12,722
Financials	17,202
Health Care	22,262
Industrials	15,063
Information Technology	37,302
Materials	5,446
Real Estate Equity	385
Telecom Services	12,380
Utilities	3,811

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Discretionary	Borrower	$11,156,087.83%		$5,949
Consumer Staples	Borrower	17,546,500.84%		814
Energy	Borrower	10,456,889.71%		1,853
Financials	Borrower	13,546,500.84%		628
Health Care	Borrower	21,997,000.84%		1,531
Industrials	Borrower	10,603,833.83%		2,929
Information Technology	Borrower	23,872,923.83%		7,177
Materials	Borrower	7,083,250.75%		589
Utilities	Borrower	8,988,500.58%		290

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, VIP Asset Manager: Growth Portfolio and VIP Asset Manager Portfolio (the Investing Funds) completed exchange in-kind transactions with each Fund. The Investing Funds delivered investments and cash in exchange for shares of each Fund, as presented in the accompanying table. The value of investments delivered from the Investing Funds is included in proceeds from sales of shares in the accompanying Statements of Changes in Net Assets. Each Fund recognized no gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of Investments and Cash Delivered	Exchanged Number of Shares
Consumer Discretionary	$56,561,990	227,138
Consumer Staples	39,235,872	183,071
Energy	34,322,119	270,083
Financials	98,879,378	1,088,740
Health Care	66,542,763	201,413
Industrials	50,997,163	199,332
Information Technology	109,126,057	339,365
Materials	15,146,995	70,151
Telecom Services	12,919,521	69,136
Utilities	14,935,496	96,739

6. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Consumer Discretionary	$2,376	$–
Consumer Staples	1,067	–
Energy	3,068	–
Health Care	114,807	14,956,680
Industrials	1,614	1,659,204
Information Technology	70,099	4,565,770
Materials	420	–
Telecom Services	71,035	435,200

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reduction of expenses for each Fund is noted in the table below.

Fund	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$3,286	$1
Consumer Staples	2,584	387
Energy	2,119	–
Financials	5,575	67
Health Care	3,974	–
Industrials	2,966	129
Information Technology	6,789	488
Materials	857	–
Real Estate Equity	325	5
Telecom Services	802	–
Utilities	935	–

8. Other.

The Funds' organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Consumer Discretionary	.0032%
Actual		$1,000.00	$1,101.50	$.02
Hypothetical-C		$1,000.00	$1,024.92	$.02
Consumer Staples	.0043%
Actual		$1,000.00	$1,068.30	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02
Energy	.0051%
Actual		$1,000.00	$998.80	$.03
Hypothetical-C		$1,000.00	$1,024.91	$.03
Financials	.0025%
Actual		$1,000.00	$1,168.90	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01
Health Care	.0042%
Actual		$1,000.00	$1,031.00	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02
Industrials	.0035%
Actual		$1,000.00	$1,117.40	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02
Information Technology	.0088%
Actual		$1,000.00	$1,151.90	$.05
Hypothetical-C		$1,000.00	$1,024.89	$.04
Materials	.0072%
Actual		$1,000.00	$1,128.50	$.04
Hypothetical-C		$1,000.00	$1,024.90	$.04
Real Estate Equity	.0136%
Actual		$1,000.00	$990.80	$.07
Hypothetical-C		$1,000.00	$1,024.86	$.07
Telecom Services	.0073%
Actual		$1,000.00	$1,063.20	$.04
Hypothetical-C		$1,000.00	$1,024.90	$.04
Utilities	.0041%
Actual		$1,000.00	$1,074.40	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

ESCIP-SANN-0517
1.831586.110

Fidelity® Emerging Markets Equity Central Fund Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2017
Cayman Islands	14.6%
Korea (South)	13.3%
Brazil	8.8%
India	7.6%
Taiwan	7.4%
China	6.9%
Russia	5.8%
South Africa	5.2%
Hong Kong	4.5%
Other*	25.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of September 30, 2016
Cayman Islands	12.2%
Korea (South)	12.1%
India	9.2%
Brazil	7.8%
Taiwan	7.5%
South Africa	7.2%
China	7.0%
Hong Kong	5.7%
Russia	5.4%
Other*	25.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.4	98.4
Short-Term Investments and Net Other Assets (Liabilities)	2.6	1.6

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.7	3.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.4	1.3
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.8	4.1
Naspers Ltd. Class N (South Africa, Media)	2.8	3.5
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.4	0.9
Sberbank of Russia (Russia, Banks)	2.3	1.3
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.7	3.0
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.7	1.4
Largan Precision Co. Ltd. (Taiwan, Electronic Equipment & Components)	1.7	0.5
China Mobile Ltd. (Hong Kong, Wireless Telecommunications Services)	1.4	1.9
	23.9

Top Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	22.1
Information Technology	21.8	22.4
Consumer Discretionary	13.6	13.1
Materials	7.0	6.2
Consumer Staples	6.8	8.1
Energy	6.7	7.4
Industrials	5.7	5.6
Telecommunication Services	4.9	5.1
Utilities	3.1	2.7
Real Estate	2.4	2.5

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value
Argentina - 0.5%
Grupo Superveille SA sponsored ADR	19,200	$326,400
Telecom Argentina SA Class B sponsored ADR	40,600	900,914
YPF SA Class D sponsored ADR	54,700	1,328,116

TOTAL ARGENTINA		2,555,430

Australia - 0.0%
Frontier Digital Ventures Ltd.	490,206	183,514
Austria - 0.5%
Erste Group Bank AG	74,516	2,426,544
Bermuda - 1.6%
AGTech Holdings Ltd. (a)	2,352,000	456,993
Credicorp Ltd. (United States)	13,957	2,279,178
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	186,803
PAX Global Technology Ltd.	1,159,000	739,708
Shangri-La Asia Ltd.	2,888,000	4,206,673
VimpelCom Ltd. sponsored ADR (b)	167,600	683,808

TOTAL BERMUDA		8,553,163

Brazil - 3.5%
B2W Companhia Global do Varejo (a)	544,960	2,149,829
B2W Companhia Global do Varejo rights 4/27/17 (a)	167,044	80,038
BB Seguridade Participacoes SA	178,300	1,663,055
BR Malls Participacoes SA	353,100	1,634,325
Cielo SA	131,060	1,185,175
Companhia de Saneamento de Minas Gerais	105,930	1,495,594
Cosan SA Industria e Comercio	88,285	1,095,878
Direcional Engenharia SA	377,400	675,091
FPC Par Corretora de Seguros	353,261	2,002,933
Localiza Rent A Car SA	104,800	1,394,945
Minerva SA	402,900	1,256,086
Smiles SA	198,600	4,021,989

TOTAL BRAZIL		18,654,938

British Virgin Islands - 0.5%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	125,667	2,777,241
Canada - 0.5%
Pan American Silver Corp.	117,200	2,053,344
Torex Gold Resources, Inc. (a)	39,560	779,985

TOTAL CANADA		2,833,329

Cayman Islands - 14.3%
51job, Inc. sponsored ADR (a)	28,600	1,048,476
58.com, Inc. ADR (a)(b)	149,382	5,286,629
Airtac International Group	75,000	737,037
Alibaba Group Holding Ltd. sponsored ADR (a)	87,222	9,405,148
Bitauto Holdings Ltd. ADR (a)(b)	85,700	2,194,777
BizLink Holding, Inc.	86,916	493,597
China State Construction International Holdings Ltd.	792,000	1,416,561
CK Hutchison Holdings Ltd.	49,700	611,377
Ctrip.com International Ltd. ADR (a)	105,800	5,200,070
Haitian International Holdings Ltd.	509,000	1,184,163
JD.com, Inc. sponsored ADR (a)	418,600	13,022,646
Kingsoft Corp. Ltd.	352,000	969,285
Momo, Inc. ADR (a)	35,900	1,223,113
NetEase, Inc. ADR	14,300	4,061,200
Sino Biopharmaceutical Ltd.	2,515,000	2,071,157
Sunny Optical Technology Group Co. Ltd.	329,000	2,404,581
Tencent Holdings Ltd.	692,700	19,956,354
Uni-President China Holdings Ltd.	3,461,400	2,436,320
Vipshop Holdings Ltd. ADR (a)	255,800	3,412,372

TOTAL CAYMAN ISLANDS		77,134,863

Chile - 1.8%
Compania Cervecerias Unidas SA sponsored ADR	85,400	2,158,058
CorpBanca SA	141,612,515	1,298,361
Enersis SA	7,537,039	1,570,514
Inversiones La Construccion SA	83,103	1,113,665
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	54,600	1,876,602
Vina Concha y Toro SA	986,315	1,674,064

TOTAL CHILE		9,691,264

China - 6.9%
Anhui Conch Cement Co. Ltd. (H Shares)	568,500	1,931,210
BBMG Corp. (H Shares)	5,744,500	2,387,536
China Life Insurance Co. Ltd. (H Shares)	1,316,500	4,027,869
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,247,750	969,750
China Oilfield Services Ltd. (H Shares)	1,276,000	1,224,855
China Pacific Insurance (Group) Co. Ltd. (H Shares)	973,300	3,512,972
China Petroleum & Chemical Corp. (H Shares)	1,942,000	1,580,723
China Telecom Corp. Ltd. (H Shares)	3,162,930	1,542,496
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	22,700	105,143
Industrial & Commercial Bank of China Ltd. (H Shares)	10,735,000	7,017,152
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	250,866	688,806
Kweichow Moutai Co. Ltd. (A Shares)	29,621	1,661,711
Maanshan Iron & Steel Ltd. (H Shares) (a)	2,070,000	745,802
PICC Property & Casualty Co. Ltd. (H Shares)	1,066,000	1,643,271
Qingdao Haier Co. Ltd.	2,075,100	3,669,864
Shanghai International Airport Co. Ltd. (A Shares)	262,837	1,144,147
Tsingtao Brewery Co. Ltd. (H Shares)	488,000	2,248,009
Zhengzhou Yutong Bus Co. Ltd.	378,214	1,179,602

TOTAL CHINA		37,280,918

Colombia - 0.3%
Bancolombia SA sponsored ADR	43,420	1,731,155
Czech Republic - 0.3%
MONETA Money Bank A/S	448,641	1,519,679
Egypt - 0.0%
Global Telecom Holding (a)	6,133	2,277
Greece - 0.4%
Titan Cement Co. SA (Reg.)	90,600	2,309,985
Hong Kong - 4.5%
AIA Group Ltd.	183,800	1,158,875
China Mobile Ltd.	146,820	1,614,654
China Mobile Ltd. sponsored ADR	104,367	5,764,189
China Resources Beer Holdings Co. Ltd.	1,588,666	3,614,182
China Resources Power Holdings Co. Ltd.	582,723	1,051,248
China Unicom Ltd.	173,000	232,360
China Unicom Ltd. sponsored ADR (b)	104,000	1,400,880
CNOOC Ltd.	3,933,000	4,701,203
Far East Horizon Ltd.	3,839,320	3,606,387
Sinotruk Hong Kong Ltd.	1,642,500	1,232,166

TOTAL HONG KONG		24,376,144

India - 7.6%
ACC Ltd.	15,764	351,457
Adani Ports & Special Economic Zone Ltd.	427,947	2,240,685
Axis Bank Ltd.	219,813	1,663,340
Bharti Infratel Ltd.	207,644	1,043,342
Coal India Ltd.	421,151	1,900,244
Edelweiss Financial Services Ltd.	374,874	911,465
Eicher Motors Ltd.	4,702	1,854,956
Gujarat Gas Ltd. (a)	14,910	176,720
ICICI Bank Ltd.	271,763	1,162,196
ICICI Bank Ltd. sponsored ADR	138,200	1,188,520
Indraprastha Gas Ltd.	64,396	1,007,689
ITC Ltd.	546,627	2,362,312
JK Cement Ltd.	82,526	1,189,604
Larsen & Toubro Ltd.	84,774	2,058,442
LIC Housing Finance Ltd.	184,208	1,756,451
Lupin Ltd.	142,956	3,185,322
Petronet LNG Ltd.	204,986	1,274,131
Phoenix Mills Ltd.	223,633	1,304,871
Power Grid Corp. of India Ltd.	810,358	2,465,058
Reliance Industries Ltd.	246,345	5,016,915
SREI Infrastructure Finance Ltd.	434,995	556,319
State Bank of India	672,764	3,043,308
Sun Pharmaceutical Industries Ltd.	314,257	3,334,196

TOTAL INDIA		41,047,543

Indonesia - 1.8%
PT Astra International Tbk	5,623,400	3,639,775
PT Bank Mandiri (Persero) Tbk	2,369,250	2,080,239
PT Bank Rakyat Indonesia Tbk	2,718,200	2,646,703
PT Kalbe Farma Tbk	5,627,700	650,381
PT Link Net Tbk	1,714,500	697,997

TOTAL INDONESIA		9,715,095

Israel - 0.5%
Bezeq The Israel Telecommunication Corp. Ltd.	1,414,227	2,541,509
Japan - 1.1%
Alps Electric Co. Ltd.	37,400	1,060,466
Nissha Printing Co. Ltd.	19,600	464,428
Sumco Corp.	206,100	3,442,740
Suzuki Motor Corp.	22,100	917,895

TOTAL JAPAN		5,885,529

Korea (South) - 11.8%
AMOREPACIFIC Group, Inc.	11,049	1,181,738
BS Financial Group, Inc.	63,054	518,067
Daou Technology, Inc.	98,762	1,794,387
Duk San Neolux Co. Ltd. (a)	10,069	240,618
EO Technics Co. Ltd.	4,085	318,815
Fila Korea Ltd.	25,456	1,597,123
Hanon Systems	111,017	922,078
Hyundai Fire & Marine Insurance Co. Ltd.	62,226	1,949,262
Hyundai Glovis Co. Ltd.	8,484	1,116,216
Hyundai Industrial Development & Construction Co.	6,558	238,595
Hyundai Mipo Dockyard Co. Ltd. (a)	12,019	953,086
Hyundai Mobis	23,247	5,003,941
InterPark INT Corp.	85,648	756,597
KB Financial Group, Inc.	135,104	5,926,430
KEPCO Plant Service & Engineering Co. Ltd.	17,016	950,325
Korea Electric Power Corp.	53,803	2,241,573
Korea Express Co. Ltd. (a)	11,205	1,669,769
Korean Reinsurance Co.	199,663	2,072,935
KT Corp.	18,520	529,117
KT Corp. sponsored ADR	15,722	264,601
LG Chemical Ltd.	7,326	1,927,722
LG Telecom Ltd.	52,555	672,636
Samsung Electronics Co. Ltd.	9,840	18,142,307
Samsung Fire & Marine Insurance Co. Ltd.	2,286	548,329
Samsung Life Insurance Co. Ltd.	19,585	1,901,882
Samsung SDI Co. Ltd.	21,457	2,650,198
Shinhan Financial Group Co. Ltd.	134,380	5,604,234
Shinhan Financial Group Co. Ltd. sponsored ADR	1,200	50,148
SK Telecom Co. Ltd. sponsored ADR	51,504	1,296,871
Viatron Technologies, Inc.	18,665	333,274

TOTAL KOREA (SOUTH)		63,372,874

Mauritius - 0.2%
MakeMyTrip Ltd. (a)	37,300	1,290,580
Mexico - 4.3%
America Movil S.A.B. de CV Series L sponsored ADR	37,798	535,598
CEMEX S.A.B. de CV sponsored ADR	366,276	3,322,123
Fibra Uno Administracion SA de CV	910,200	1,559,600
Gruma S.A.B. de CV Series B	206,375	2,904,666
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	168,796	1,641,957
Grupo Comercial Chedraui S.A.B. de CV	318,300	685,487
Grupo Financiero Banorte S.A.B. de CV Series O	511,132	2,939,202
Infraestructura Energetica Nova S.A.B. de CV	315,800	1,504,930
Macquarie Mexican (REIT)	2,382,000	2,665,433
Promotora y Operadora de Infraestructura S.A.B. de CV	98,970	1,069,720
Tenedora Nemak SA de CV	986,100	1,099,749
Wal-Mart de Mexico SA de CV Series V (a)	1,387,600	3,198,804

TOTAL MEXICO		23,127,269

Netherlands - 1.0%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (a)(c)	255,600	1,183,900
X5 Retail Group NV GDR (Reg. S) (a)	41,600	1,399,840
Yandex NV Series A (a)	117,110	2,568,222

TOTAL NETHERLANDS		5,151,962

Nigeria - 0.2%
Guaranty Trust Bank PLC	1,676,919	136,433
Guaranty Trust Bank PLC GDR (Reg. S)	117,474	469,896
Transnational Corp. of Nigeria PLC	25,081,141	58,185
Zenith Bank PLC	13,177,974	604,968

TOTAL NIGERIA		1,269,482

Pakistan - 0.5%
Habib Bank Ltd.	955,200	2,456,658
Panama - 0.2%
Copa Holdings SA Class A	10,100	1,133,725
Philippines - 0.5%
Metropolitan Bank & Trust Co.	858,948	1,369,128
Robinsons Land Corp.	2,847,650	1,304,973

TOTAL PHILIPPINES		2,674,101

Romania - 0.2%
Banca Transilvania SA	1,250,145	779,016
Russia - 5.8%
Lukoil PJSC sponsored ADR	101,100	5,354,256
Magnit OJSC GDR (Reg. S)	35,400	1,352,280
MegaFon PJSC (a)	47,900	543,878
MegaFon PJSC GDR	26,300	307,973
MMC Norilsk Nickel PJSC sponsored ADR	207,700	3,265,044
Mobile TeleSystems OJSC	287,820	1,394,701
Mobile TeleSystems OJSC sponsored ADR	9,900	109,197
NOVATEK OAO GDR (Reg. S)	27,300	3,398,850
RusHydro PJSC (a)	64,459,700	1,068,535
Sberbank of Russia	2,171,240	6,163,557
Sberbank of Russia sponsored ADR	527,992	6,093,028
Sistema JSFC	2,507,300	990,401
Sistema JSFC sponsored GDR	23,781	212,840
Unipro PJSC	23,072,800	1,096,294

TOTAL RUSSIA		31,350,834

Singapore - 0.4%
Ascendas Real Estate Investment Trust	541,000	974,601
First Resources Ltd.	898,200	1,245,672

TOTAL SINGAPORE		2,220,273

South Africa - 5.2%
Alexander Forbes Group Holdings Ltd.	600,835	287,962
Aspen Pharmacare Holdings Ltd.	80,700	1,652,467
Barclays Africa Group Ltd.	88,311	918,309
Bidcorp Ltd.	51,062	988,413
Bidvest Group Ltd.	120,562	1,382,717
FirstRand Ltd.	605,000	2,090,584
Imperial Holdings Ltd.	121,900	1,499,189
JSE Ltd.	61,300	588,772
Life Healthcare Group Holdings Ltd.	542,900	1,173,105
Life Healthcare Group Holdings Ltd. rights 4/13/17 (a)	185,761	62,307
Naspers Ltd. Class N	87,400	15,060,097
Nedbank Group Ltd.	71,750	1,291,540
Telkom SA Ltd.	174,697	976,988

TOTAL SOUTH AFRICA		27,972,450

Taiwan - 7.4%
Advantech Co. Ltd.	100,000	836,214
Boardtek Electronics Corp.	218,000	215,667
Chroma ATE, Inc.	219,000	662,588
E.SUN Financial Holdings Co. Ltd.	2,347,299	1,425,767
eMemory Technology, Inc.	30,000	424,198
GlobalWafers Co. Ltd.	230,000	1,718,848
Hon Hai Precision Industry Co. Ltd. (Foxconn)	192,000	575,210
King's Town Bank	896,000	889,363
LandMark Optoelectronics Corp.	95,000	924,198
Largan Precision Co. Ltd.	58,000	9,127,243
PChome Online, Inc.	103,000	837,564
Taiwan Cement Corp.	2,430,000	2,904,000
Taiwan Fertilizer Co. Ltd.	395,000	546,173
Taiwan Semiconductor Manufacturing Co. Ltd.	2,408,869	15,088,971
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,780	58,455
Universal Cement Corp.	273,805	240,678
Vanguard International Semiconductor Corp.	358,000	681,231
Wistron NeWeb Corp.	183,590	515,563
Yuanta Financial Holding Co. Ltd.	5,273,448	2,222,227

TOTAL TAIWAN		39,894,158

Thailand - 1.8%
Delta Electronics PCL (For. Reg.)	293,900	748,381
Kasikornbank PCL (For. Reg.)	584,200	3,213,206
PTT Global Chemical PCL (For. Reg.)	1,198,800	2,555,463
PTT PCL (For. Reg.)	214,600	2,416,885
Star Petroleum Refining PCL	2,409,100	918,420

TOTAL THAILAND		9,852,355

Turkey - 1.2%
Aselsan A/S	272,000	1,271,521
Bim Birlesik Magazalar A/S JSC	131,000	2,014,858
Enka Insaat ve Sanayi A/S	455,000	763,664
Tupras Turkiye Petrol Rafinelleri A/S	106,358	2,639,599

TOTAL TURKEY		6,689,642

United Arab Emirates - 1.5%
DP World Ltd.	76,706	1,649,179
Emaar Properties PJSC	1,766,509	3,510,990
First Gulf Bank PJSC	832,204	2,922,876

TOTAL UNITED ARAB EMIRATES		8,083,045

United Kingdom - 0.6%
Fresnillo PLC	73,200	1,427,043
Mondi PLC	80,000	1,931,471

TOTAL UNITED KINGDOM		3,358,514

TOTAL COMMON STOCKS
(Cost $396,896,141)		481,897,058

Preferred Stocks - 7.1%
Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)	331,980	1,486,341
Nonconvertible Preferred Stocks - 6.8%
Brazil - 5.3%
Ambev SA sponsored ADR	654,600	3,770,496
Banco do Estado Rio Grande do Sul SA	289,260	1,397,052
Companhia Paranaense de Energia-Copel:
(PN-B)	4,460	46,643
(PN-B) sponsored ADR (b)	143,907	1,483,681
Fibria Celulose SA sponsored ADR	167,100	1,527,294
Itau Unibanco Holding SA sponsored ADR	761,586	9,192,343
Metalurgica Gerdau SA (PN) (a)	981,300	1,551,599
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	430,500	3,969,210
Telefonica Brasil SA	143,980	2,150,088
Vale SA (PN-A) sponsored ADR	365,600	3,283,088
		28,371,494
Korea (South) - 1.5%
Hyundai Motor Co. Series 2	34,287	3,176,143
Samsung Electronics Co. Ltd.	2,728	3,913,885
Samsung Fire & Marine Insurance Co. Ltd.	6,877	1,098,670
		8,188,698

TOTAL NONCONVERTIBLE PREFERRED STOCKS		36,560,192

TOTAL PREFERRED STOCKS
(Cost $26,161,785)		38,046,533
	Principal Amount	Value

Government Obligations - 0.7%
United States of America - 0.7%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.53% 4/6/17 to 4/27/17(e)
(Cost $3,948,638)	3,950,000	3,948,166
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.84% (f)	13,749,252	13,752,001
Fidelity Securities Lending Cash Central Fund 0.84% (f)(g)	7,402,494	7,403,234
TOTAL MONEY MARKET FUNDS
(Cost $21,154,127)		21,155,235
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $448,160,691)		545,046,992
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,727,196)
NET ASSETS - 100%		$539,319,796

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
105 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	5,047,350	$50,732

The face value of futures purchased as a percentage of Net Assets is 0.9%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,183,900 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,486,341 or 0.3% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $201,925.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,049,339

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,519
Fidelity Securities Lending Cash Central Fund	8,970
Total	$58,489

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$73,071,594	$55,607,261	$15,977,992	$1,486,341
Consumer Staples	36,841,802	36,841,802	--	--
Energy	36,819,285	30,537,359	6,281,926	--
Financials	118,828,584	94,760,398	24,068,186	--
Health Care	12,128,935	12,128,935	--	--
Industrials	30,901,056	30,901,056	--	--
Information Technology	117,403,972	77,855,441	39,548,531	--
Materials	38,347,841	38,347,841	--	--
Real Estate	12,954,793	12,954,793	--	--
Telecommunication Services	26,409,315	22,638,483	3,770,832	--
Utilities	16,236,414	13,994,841	2,241,573	--
Government Obligations	3,948,165	--	3,948,165	--
Money Market Funds	21,155,236	21,155,236	--	--
Total Investments in Securities:	$545,046,992	$447,723,446	$95,837,205	$1,486,341
Derivative Instruments:
Assets
Futures Contracts	$50,732	$50,732	$--	$--
Total Assets	$50,732	$50,732	$--	$--
Total Derivative Instruments:	$50,732	$50,732	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$133,846,364

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$50,732	$0
Total Equity Risk	50,732	0
Total Value of Derivatives	$50,732	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,121,552) — See accompanying schedule: Unaffiliated issuers (cost $427,006,564)	$523,891,757
Fidelity Central Funds (cost $21,154,127)	21,155,235
Total Investments (cost $448,160,691)		$545,046,992
Foreign currency held at value (cost $118,935)		119,789
Receivable for investments sold		1,165,543
Receivable for fund shares sold		200,213
Dividends receivable		1,819,208
Distributions receivable from Fidelity Central Funds		9,913
Other receivables		314,532
Total assets		548,676,190
Liabilities
Payable to custodian bank	$458,516
Payable for investments purchased	374,000
Payable for fund shares redeemed	378,894
Payable for daily variation margin for derivative instruments	33,888
Other payables and accrued expenses	707,671
Collateral on securities loaned	7,403,425
Total liabilities		9,356,394
Net Assets		$539,319,796
Net Assets consist of:
Paid in capital		$438,090,129
Undistributed net investment income		1,425,926
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,396,405
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,407,336
Net Assets, for 2,492,341 shares outstanding		$539,319,796
Net Asset Value, offering price and redemption price per share ($539,319,796 ÷ 2,492,341 shares)		$216.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$4,030,479
Interest		4,163
Income from Fidelity Central Funds		58,489
Income before foreign taxes withheld		4,093,131
Less foreign taxes withheld		(429,087)
Total income		3,664,044
Expenses
Custodian fees and expenses	$179,379
Independent directors' fees and expenses	877
Total expenses before reductions	180,256
Expense reductions	(877)	179,379
Net investment income (loss)		3,484,665
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $20,108)	5,359,813
Fidelity Central Funds	496
Foreign currency transactions	(76,842)
Futures contracts	299,264
Total net realized gain (loss)		5,582,731
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $140,292)	30,116,809
Assets and liabilities in foreign currencies	75,188
Futures contracts	(12,299)
Total change in net unrealized appreciation (depreciation)		30,179,698
Net gain (loss)		35,762,429
Net increase (decrease) in net assets resulting from operations		$39,247,094

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,484,665	$8,113,164
Net realized gain (loss)	5,582,731	(9,504,506)
Change in net unrealized appreciation (depreciation)	30,179,698	63,033,409
Net increase (decrease) in net assets resulting from operations	39,247,094	61,642,067
Distributions to shareholders from net investment income	(2,058,739)	(7,701,534)
Distributions to shareholders from net realized gain	(2,186,326)	–
Total distributions	(4,245,065)	(7,701,534)
Affiliated share transactions
Proceeds from sales of shares	119,818,244	163,933,550
Reinvestment of distributions	4,165,780	7,659,493
Cost of shares redeemed	(34,487,000)	(47,769,043)
Net increase (decrease) in net assets resulting from share transactions	89,497,024	123,824,000
Total increase (decrease) in net assets	124,499,053	177,764,533
Net Assets
Beginning of period	414,820,743	237,056,210
End of period	$539,319,796	$414,820,743
Other Information
Undistributed net investment income end of period	$1,425,926	$–
Shares
Sold	592,500	902,591
Issued in reinvestment of distributions	22,008	40,928
Redeemed	(170,163)	(266,211)
Net increase (decrease)	444,345	677,308

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Equity Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$202.55	$172.95	$212.25	$198.65	$195.55	$166.54
Income from Investment Operations
Net investment income (loss)A	1.56	4.05	3.47	4.39	4.54	4.14
Net realized and unrealized gain (loss)	14.35	29.35	(39.58)	12.94	3.55	28.97
Total from investment operations	15.91	33.40	(36.11)	17.33	8.09	33.11
Distributions from net investment income	(1.00)	(3.80)	(3.19)	(3.73)	(4.99)	(4.10)
Distributions from net realized gain	(1.07)	–	–	–	–	–
Total distributions	(2.07)	(3.80)	(3.19)	(3.73)	(4.99)	(4.10)
Net asset value, end of period	$216.39	$202.55	$172.95	$212.25	$198.65	$195.55
Total ReturnB,C	8.00%	19.51%	(17.12)%	8.72%	4.21%	20.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%F	.09%	.15%	.15%	.13%	.16%
Expenses net of fee waivers, if any	.08%F	.09%	.15%	.15%	.13%	.16%
Expenses net of all reductions	.08%F	.09%	.15%	.15%	.13%	.16%
Net investment income (loss)	1.55%F	2.23%	1.71%	2.07%	2.24%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$539,320	$414,821	$237,056	$457,436	$207,267	$221,512
Portfolio turnover rateG	47%F	52%	141%	84%	183%	103%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective October 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities. Prior to October 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income (loss) and net realized gain (loss) on investments prior to October 1, 2016.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$106,786,801
Gross unrealized depreciation	(12,855,019)
Net unrealized appreciation (depreciation) on securities	$93,931,782
Tax cost	$451,115,210

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $299,264 and a change in net unrealized appreciation (depreciation) of $(12,299) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $181,233,414 and $101,880,090, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, fees and expenses of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,571 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,970. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $877.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Actual	.0798%	$1,000.00	$1,080.00	$.41
Hypothetical-C		$1,000.00	$1,024.53	$.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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EMQ-SANN-0517
1.876936.108

Fidelity® Floating Rate Central Fund Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Albertson's LLC	2.0	2.1
Caesars Growth Properties Holdings, LLC	1.3	1.3
Laureate Education, Inc.	1.2	1.1
Valeant Pharmaceuticals International, Inc.	1.2	1.4
Charter Communication Operating LLC	1.0	1.1
	6.7

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	10.9	10.3
Services	9.2	8.0
Telecommunications	8.1	6.0
Healthcare	7.3	9.2
Gaming	6.5	6.7

Quality Diversification (% of fund's net assets)

As of March 31, 2017
BBB	1.5%
BB	31.8%
B	48.6%
CCC,CC,C	6.9%
Not Rated	5.7%
Equities	0.5%
Short-Term Investments and Net Other Assets	5.0%

As of September 30, 2016
BBB	1.5%
BB	32.1%
B	48.4%
CCC,CC,C	7.0%
D	0.2%
Not Rated	4.6%
Equities	0.4%
Short-Term Investments and Net Other Assets	5.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2017*
Bank Loan Obligations	92.2%
Nonconvertible Bonds	2.3%
Common Stocks	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

 * Foreign investments - 9.7%

As of September 30, 2016*
Bank Loan Obligations	91.3%
Nonconvertible Bonds	2.5%
Common Stocks	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

 * Foreign investments - 7.8%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 92.2%(a)
	Principal Amount	Value
Aerospace - 0.9%
Gemini HDPE LLC Tranche B, term loan 4.039% 8/7/21 (b)	$2,347,025	$2,369,040
TransDigm, Inc.:
Tranche C, term loan 3.9582% 2/28/20 (b)	3,173,081	3,166,481
Tranche D, term loan 3.9835% 6/4/21 (b)	5,762,649	5,743,113
Tranche F, term loan 3.7806% 6/9/23 (b)	4,473,712	4,450,628

TOTAL AEROSPACE		15,729,262

Automotive & Auto Parts - 1.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 4% 2/1/24 (b)	1,500,000	1,509,375
Tranche 2LN, term loan:
2/1/25 (c)	450,000	455,625
1.5% 2/1/24 (b)(d)	150,000	150,938
Chrysler Group LLC term loan 3.39% 12/31/18 (b)	836,478	840,660
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (b)	2,432,111	2,422,431
NN, Inc. term loan 3/22/21 (c)	2,000,000	1,998,760
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	7,544,742	7,022,872
Tranche 2LN, term loan 10% 11/27/21 (b)	2,641,000	1,521,876
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (b)	890,183	890,850

TOTAL AUTOMOTIVE & AUTO PARTS		16,813,387

Broadcasting - 1.3%
CBS Radio, Inc. term loan 4.5% 10/17/23 (b)	3,612,642	3,638,219
Clear Channel Communications, Inc. Tranche D, term loan 7.5306% 1/30/19 (b)	10,470,000	8,973,628
Entercom Radio, LLC Tranche B, term loan 4.5631% 11/1/23 (b)	1,192,708	1,198,374
ION Media Networks, Inc. Tranche B, term loan 4.5% 12/18/20 (b)	3,344,713	3,369,798
Univision Communications, Inc. Tranche C 5LN, term loan 3.75% 3/15/24 (b)	4,192,476	4,164,512

TOTAL BROADCASTING		21,344,531

Building Materials - 0.9%
GYP Holdings III Corp. Tranche B, term loan 4.539% 4/1/21 (b)	4,035,761	4,049,200
HD Supply, Inc. Tranche B, term loan 3.7482% 10/17/23 (b)	1,492,500	1,501,828
Jeld-Wen, Inc. Tranche B 3LN, term loan 4% 7/1/22 (b)	3,226,157	3,244,966
Unifrax I LLC Tranche B, term loan 3/30/24 (c)	1,000,000	1,005,000
Ventia Deco LLC Tranche B, term loan 5% 5/21/22 (b)	4,974,697	4,987,134

TOTAL BUILDING MATERIALS		14,788,128

Cable/Satellite TV - 2.6%
Altice U.S. Finance SA:
term loan 3.7806% 1/15/25 (b)	1,995,000	1,991,269
Tranche B, term loan 1/25/25 (c)	1,250,000	1,248,050
Charter Communication Operating LLC:
term loan:
2.79% 7/1/20 (b)	2,432,021	2,437,420
2.79% 1/3/21 (b)	3,833,351	3,841,017
Tranche H, term loan 2.79% 1/15/22 (b)	1,980,000	1,983,841
Tranche I, term loan 3.04% 1/15/24 (b)	10,221,750	10,265,806
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5232% 1/7/22 (b)	3,480,000	3,464,062
Numericable LLC Tranche B, term loan 5.289% 1/15/24 (b)	5,488,525	5,492,422
Virgin Media Bristol LLC Tranche 1LN, term loan 3.6622% 1/31/25 (b)	6,000,000	6,013,140
WideOpenWest Finance LLC Tranche B, term loan 4.5539% 8/19/23 (b)	4,126,507	4,144,829
Zayo Group LLC Tranche B 1LN, term loan 3.5% 1/19/24 (b)	3,845,000	3,858,342

TOTAL CABLE/SATELLITE TV		44,740,198

Capital Goods - 0.7%
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4% 3/13/22 (b)	4,699,106	4,727,911
SRAM LLC. Tranche B, term loan 4.5514% 3/15/24 (b)	2,712,275	2,715,665
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 6.5% 9/30/23 (b)	1,771,100	1,782,169
Zodiac Pool Solutions LLC:
Tranche 2LN, term loan 10% 12/20/24 (b)	500,000	495,415
Tranche B 1LN, term loan 5.5% 12/20/23 (b)	2,493,750	2,508,289

TOTAL CAPITAL GOODS		12,229,449

Chemicals - 1.5%
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3.9022% 3/30/24 (b)	1,790,513	1,791,265
Kraton Polymers LLC term loan 5% 1/6/22 (b)	3,133,584	3,161,003
MacDermid, Inc.:
term loan 5% 6/7/23 (b)	3,980,000	3,987,482
Tranche B 5LN, term loan 4.5% 6/7/20 (b)	2,904,067	2,931,046
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.25% 6/19/22 (b)	3,447,500	3,478,734
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	195,862	196,025
The Chemours Co. LLC Tranche B, term loan 3.79% 5/12/22 (b)	3,466,384	3,483,716
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	2,834,513	2,856,962
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	1,796,667	1,806,405
Univar, Inc. term loan 3.6083% 7/1/22 (b)	1,994,688	1,998,119

TOTAL CHEMICALS		25,690,757

Consumer Products - 1.2%
CSM Bakery Supplies Tranche B 1LN, term loan 5% 7/3/20 (b)	2,595,000	2,439,300
Hercules Achievement, Inc. Tranche B, term loan 5.02% 12/11/21 (b)	5,705,325	5,775,215
Prestige Brands, Inc. term loan 3.5306% 1/26/24 (b)	2,576,118	2,597,577
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.2036% 4/2/20 (b)	6,014,463	5,590,985
Wilsonart LLC Tranche B, term loan 4.5% 12/19/23 (b)	3,491,250	3,521,798

TOTAL CONSUMER PRODUCTS		19,924,875

Consumer Services - 0.2%
Optiv Security, Inc.:
Tranche 2LN, term loan 8.25% 2/1/25 (b)	545,000	553,175
Tranche B 1LN, term loan 4.25% 2/1/24 (b)	2,760,000	2,772,089
Rep Wwex Acquisition Parent LLC Tranche B 1LN, term loan 5.53% 2/3/24 (b)	620,000	622,585

TOTAL CONSUMER SERVICES		3,947,849

Containers - 2.6%
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (b)	1,871,000	1,883,480
Tranche B 1LN, term loan 4.5% 10/1/21 (b)	8,154,984	8,192,823
Berry Plastics Corp.:
term loan 3.2806% 10/1/22 (b)	5,682,588	5,715,717
Tranche L, term loan 3.1078% 1/6/21 (b)	5,884,667	5,911,148
BWAY Holding Co. Tranche B, term loan:
3/22/24 (c)	1,500,000	1,495,320
4.755% 8/14/23 (b)	3,430,676	3,421,550
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	7,464,139	7,445,479
Hostess Brands LLC Tranche B 1LN, term loan 4% 8/3/22 (b)	371,669	375,014
Printpack Holdings, Inc. Tranche B, term loan 4% 7/26/23 (b)	1,278,575	1,281,771
Reynolds Group Holdings, Inc. Tranche B, term loan 3.7806% 2/5/23 (b)	6,999,869	7,023,949
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (b)	1,241,625	1,243,177

TOTAL CONTAINERS		43,989,428

Diversified Financial Services - 4.0%
AlixPartners LLP:
term loan 4% 7/28/22 (b)	3,421,774	3,427,283
Tranche B, term loan 4.1496% 4/29/24 (b)	4,000,000	4,015,000
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5% 11/18/23 (b)	2,114,700	2,123,962
AssuredPartners, Inc. Tranche B 1LN, term loan 5.25% 10/22/22 (b)	4,969,851	5,002,155
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3.7283% 3/20/22 (b)	12,000,000	12,155,040
Broadstreet Partners, Inc. Tranche B, term loan 5.25% 11/8/23 (b)	1,995,000	2,027,419
Constellation Brands Tranche B, term loan 4.8873% 12/16/23 (b)	2,493,750	2,511,680
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3/30/24 (c)	3,000,000	3,009,990
Delos Finance SARL term loan 3.2482% 10/6/23 (b)	3,682,000	3,719,741
Fly Funding II SARL Tranche B, term loan 3.79% 2/9/22 (b)	3,530,058	3,538,883
Flying Fortress Holdings, Inc. Tranche B, term loan 3.2482% 10/30/22 (b)	3,000,000	3,023,760
Fort Dearborn Holding Co., Inc. Tranche B, term loan 5.005% 10/19/23 (b)	2,992,500	3,007,463
HarbourVest Partners LLC Tranche B, term loan 3.3814% 2/4/21 (b)	1,353,496	1,360,264
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8.1196% 9/11/22 (b)	2,495,000	2,345,300
Tranche B 1LN, term loan 4.8696% 9/11/21 (b)	2,823,380	2,762,197
Ocwen Loan Servicing LLC Tranche B, term loan 6% 12/5/20 (b)	967,750	974,408
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (b)	3,990,000	4,042,868
TransUnion LLC Tranche B 2LN, term loan 3.2806% 4/9/23 (b)	5,878,878	5,911,976
UFC Holdings LLC Tranche B 1LN, term loan 4.25% 8/18/23 (b)	3,283,500	3,298,144

TOTAL DIVERSIFIED FINANCIAL SERVICES		68,257,533

Energy - 4.4%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	2,390,547	2,390,547
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (b)	3,640,000	4,016,121
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (b)	2,500,000	2,659,375
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (b)	4,118,000	4,004,755
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	3,897,331	3,952,556
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (b)	380,390	382,388
Crestwood Holdings Partners LLC Tranche B, term loan 9.0418% 6/19/19 (b)	7,957,339	7,950,735
Empire Generating Co. LLC:
Tranche B, term loan 5.29% 3/14/21 (b)	4,330,071	4,304,826
Tranche C, term loan 5.29% 3/14/21 (b)	407,310	404,936
ExGen Renewables I, LLC Tranche B term loan 5.2718% 2/6/21 (b)	1,420,514	1,427,617
Expro Finservices SARL Tranche B, term loan 5.75% 9/2/21 (b)	8,122,920	6,373,081
Foresight Energy LLC Tranche B 1LN, term loan 3/28/22 (c)	2,000,000	1,945,000
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (b)	2,213,815	1,920,950
Gavilan Resources LLC Tranche 2LN, term loan 7% 3/1/24 (b)	3,500,000	3,456,250
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/25/23 (b)	8,571,925	8,536,180
International Seaways, Inc. Tranche B, term loan 5.7899% 8/5/19 (b)	2,631,219	2,623,010
MRP Generation Holdings LLC Tranche B, term loan 8% 10/18/22 (b)	2,234,386	2,220,421
Overseas Shipholding Group, Inc. Tranche B, term loan 5.29% 8/5/19 (b)	690,830	683,921
Pacific Drilling SA Tranche B, term loan 4.625% 6/3/18 (b)	2,234,312	1,019,405
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	1,668,875	1,445,663
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	3,799,844	2,568,049
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	4,526,531	4,266,256
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 5.5% 6/26/22 (b)	4,132,924	4,163,921
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (b)	1,363,686	1,363,686

TOTAL ENERGY		74,079,649

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.7328% 12/15/23 (b)	1,360,000	1,371,057
AMC Entertainment, Inc. Tranche B, term loan 3.6622% 12/15/22 (b)	1,481,250	1,492,982
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	2,761,688	2,779,528
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	760,000	752,400
Lions Gate Entertainment Corp. term loan 3.8544% 12/8/23 (b)	3,200,000	3,216,992

TOTAL ENTERTAINMENT/FILM		9,612,959

Environmental - 0.6%
Metal Services LLC Tranche B, term loan 8.5% 6/30/19 (b)	1,811,142	1,819,437
The Brickman Group, Ltd. Tranche B 1LN, term loan 4.0008% 12/18/20 (b)	5,447,374	5,457,887
WTG Holdings III Corp.:
term loan 5.5% 1/15/21 (b)	1,485,000	1,494,281
Tranche B 1LN, term loan 4.75% 1/15/21 (b)	1,458,078	1,465,369

TOTAL ENVIRONMENTAL		10,236,974

Food & Drug Retail - 3.5%
Albertson's LLC:
term loan 4.3023% 6/22/23 (b)	5,220,725	5,246,829
Tranche B 4LN, term loan 3.7806% 8/25/21 (b)	24,268,829	24,368,085
Tranche B 5LN, term loan 4.4013% 12/21/22 (b)	5,081,994	5,112,181
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (b)	2,977,500	2,888,175
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (b)	1,871,000	1,869,447
Tranche B 1LN, term loan 5% 10/21/21 (b)	4,697,789	4,702,205
HLF Financing U.S. LLC Tranche B, term loan 6.2806% 2/15/23 (b)	2,000,000	1,999,160
JBS USA Lux SA Tranche B, term loan 3.2889% 10/30/22 (b)	2,000,000	2,006,260
Pizza Hut Holdings LLC Tranche B, term loan 2.9761% 6/16/23 (b)	2,238,750	2,248,556
RPI Finance Trust Tranche B 6LN, term loan:
3/27/23 (c)	3,164,969	3,171,552
3.1529% 3/27/23 (b)	2,835,031	2,840,928
Smart & Final, Inc. Tranche B, term loan 4.4157% 11/15/22 (b)	3,721,971	3,652,184

TOTAL FOOD & DRUG RETAIL		60,105,562

Food/Beverage/Tobacco - 1.3%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 5.25% 3/20/24 (b)	1,010,000	1,018,838
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (b)	2,861,114	2,698,975
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (b)	4,553,588	4,591,519
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (b)	1,778,379	1,760,595
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	4,827,000	4,682,190
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	3,566,776	3,569,023
U.S. Foods, Inc. Tranche B, term loan 3.5306% 6/27/23 (b)	3,970,000	4,004,102

TOTAL FOOD/BEVERAGE/TOBACCO		22,325,242

Gaming - 6.4%
Affinity Gaming LLC Tranche B, term loan 4.5% 7/1/23 (b)	1,985,000	1,993,277
American Casino & Entertainment Properties LLC Tranche B, term loan 4.25% 7/7/22 (b)	2,286,483	2,297,915
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3.1433% 10/20/21 (b)	4,591,521	4,615,902
Boyd Gaming Corp. Tranche B 1LN, term loan 3.4439% 9/15/23 (b)	3,000,000	3,014,520
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	12,430,115	12,484,559
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	21,828,535	21,937,677
CCM Merger, Inc. Tranche B, term loan 4.0306% 8/8/21 (b)	3,402,619	3,418,203
CityCenter Holdings LLC Tranche B, term loan 3.5306% 10/16/20 (b)	1,713,357	1,728,709
Eldorado Resorts, Inc.:
Tranche B, term loan 3/16/24 (c)	5,115,000	5,102,213
Tranche B, term loan 4.25% 7/23/22 (b)	3,207,863	3,198,496
Gateway Casinos & Entertainment Ltd. term loan 4.8001% 2/22/23 (b)	4,140,000	4,181,400
Golden Nugget, Inc. Tranche B, term loan:
4.5% 11/21/19 (b)	2,697,226	2,732,640
4.5394% 11/21/19 (b)	6,292,641	6,375,264
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (b)	4,747,677	4,789,219
Greektown Holdings LLC Tranche B, term loan 3/20/24 (c)	1,385,000	1,384,141
MGM Mirage, Inc. Tranche A, term loan 3.0306% 4/25/21 (b)	2,298,406	2,298,406
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 10/14/23 (b)	2,493,750	2,496,344
Penn National Gaming, Inc. Tranche B, term loan 3.2806% 1/19/24 (b)	880,000	884,620
Scientific Games Corp. Tranche B 3LN, term loan 4.8462% 10/1/21 (b)	14,658,848	14,839,738
Station Casinos LLC Tranche B, term loan 3.45% 6/8/23 (b)	5,830,938	5,832,395
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (b)	1,388,716	1,394,369
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	910,087	910,087

TOTAL GAMING		107,910,094

Healthcare - 7.1%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	2,238,682	2,242,689
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (b)	2,023,291	2,021,612
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (b)	1,984,053	1,982,406
Community Health Systems, Inc.:
Tranche G, term loan 3.7976% 12/31/19 (b)	3,151,796	3,129,954
Tranche H, term loan 4.0477% 1/27/21 (b)	12,808,513	12,625,991
CPI Holdco LLC Tranche B 1LN, term loan 5.15% 3/21/24 (b)	2,390,000	2,401,950
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	889,186	886,590
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (b)	4,987,500	5,024,906
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3.0306% 2/15/24 (b)	3,990,000	4,022,080
Tranche B 9LN, term loan 2.7806% 3/18/23 (b)	7,940,000	7,974,221
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	2,643,025	2,418,368
InVentiv Health, Inc. Tranche B, term loan 4.804% 11/9/23 (b)	3,990,000	3,998,299
Kindred Healthcare, Inc. Tranche B, term loan 4.5% 4/9/21 (b)	4,168,591	4,166,840
Milk Specialties Co. Tranche B, term loan 5% 8/16/23 (b)	2,064,625	2,080,110
MPH Acquisition Holdings LLC Tranche B, term loan 4.75% 6/7/23 (b)	2,736,311	2,769,530
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (b)	1,765,595	1,761,181
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (b)	648,417	650,239
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (b)	9,564,504	9,504,726
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	7,867,208	7,867,208
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	1,488,750	1,493,410
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.25% 10/21/24 (b)	1,000,000	1,018,750
Tranche B 1LN, term loan 4.25% 10/21/23 (b)	2,992,500	2,998,126
Project Ruby Ultimate Parent Corp. Tranche B, term loan 4.75% 2/9/24 (b)	997,578	1,000,491
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 4.75% 11/3/20 (b)	1,861,021	1,880,804
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	4,000,000	3,560,000
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	8,216,864	7,695,586
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.57% 4/1/22 (b)	19,407,538	19,450,428
Vizient, Inc. term loan 5% 2/11/23 (b)	3,959,338	3,989,033

TOTAL HEALTHCARE		120,615,528

Homebuilders/Real Estate - 1.7%
Americold Realty Operating Partnership LP Tranche B, term loan 4.75% 12/1/22 (b)	1,985,000	2,003,619
Communications Sales & Leasing, Inc. Tranche B, term loan 4% 10/24/22 (b)	3,752,051	3,737,981
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.289% 11/4/22 (b)	265,362	264,478
Tranche B 1LN, term loan 4.297% 11/4/21 (b)	5,911,705	5,942,210
Lightstone Holdco LLC:
Tranche B, term loan 5.539% 1/30/24 (b)	3,758,696	3,778,429
Tranche C, term loan 5.539% 1/30/24 (b)	231,884	233,101
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.2806% 4/25/23 (b)	4,822,526	4,842,636
RE/MAX LLC Tranche B, term loan 3.6622% 12/15/23 (b)	1,268,625	1,268,625
Realogy Group LLC term loan 3.2317% 7/20/22 (b)	5,924,118	5,979,686

TOTAL HOMEBUILDERS/REAL ESTATE		28,050,765

Hotels - 1.5%
ESH Hospitality, Inc. Tranche B, term loan 3.2844% 8/30/23 (b)	2,985,019	2,998,451
Four Seasons Holdings, Inc. Tranche B, term loan 3.9982% 11/30/23 (b)	10,378,988	10,482,777
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 2.9815% 10/25/23 (b)	5,398,477	5,435,889
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.7718% 4/14/21 (b)	3,102,124	3,118,286
Playa Resorts Holding BV Tranche B, term loan 4.0399% 8/9/19 (b)	2,623,080	2,624,733

TOTAL HOTELS		24,660,136

Insurance - 2.3%
Acrisure LLC:
Tranche B 1LN, term loan 5.75% 11/22/23 (b)	4,226,190	4,289,583
Tranche B, term loan 5.75% 11/22/23 (b)(d)	773,810	785,417
Alliant Holdings Intermediate LLC Tranche B, term loan 4.3873% 8/14/22 (b)	4,922,446	4,943,563
AmWINS Group, Inc.:
Tranche 2LN, term loan 7.75% 1/25/25 (b)	320,000	325,866
Tranche B 1LN, term loan 3.75% 1/25/24 (b)	1,995,000	1,995,000
Asurion LLC:
term loan 4.25% 8/4/22 (b)	7,480,235	7,512,026
Tranche B 2LN, term loan:
4.0306% 7/8/20 (b)	1,961,922	1,972,556
8.5% 3/3/21 (b)	2,130,000	2,153,963
Tranche B 5LN, term loan 4.75% 11/3/23 (b)	3,087,118	3,110,271
HUB International Ltd. Tranche B 1LN, term loan 4.034% 10/2/20 (b)	6,360,399	6,391,311
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (b)	2,825,000	2,934,469
VF Holdings Corp. term loan 4.25% 6/30/23 (b)	1,990,000	1,998,179

TOTAL INSURANCE		38,412,204

Leisure - 1.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	5,438,920	5,418,524
Delta 2 SARL Tranche B, term loan 4.5677% 2/1/24 (b)	1,640,000	1,638,360
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8% 9/8/24 (b)	1,000,000	1,012,920
Tranche B 1LN, term loan 4.25% 3/8/24 (b)	3,000,000	3,020,640
Fitness International LLC Tranche B, term loan 6% 7/1/20 (b)	2,594,221	2,623,406
LTF Merger Sub, Inc. Tranche B, term loan 4% 6/10/22 (b)	3,650,808	3,657,196
SMG Tranche B 1LN, term loan 4.7238% 2/27/20 (b)	2,548,921	2,552,107

TOTAL LEISURE		19,923,153

Metals/Mining - 1.5%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	1,818,119	1,811,301
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (b)	759,706	763,626
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (b)	13,714,607	13,290,277
Peabody Energy Corp.:
term loan 3.4658% 2/7/22 (b)	4,985,000	4,978,769
Tranche B, term loan 0% 9/24/20 (e)	3,904,912	3,970,319
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)	3,491,235	0

TOTAL METALS/MINING		24,814,292

Paper - 0.6%
Caraustar Industries, Inc. Tranche B, term loan 6.5% 3/14/22 (b)	4,380,000	4,412,850
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 4.25% 12/29/23 (b)	5,305,000	5,333,170

TOTAL PAPER		9,746,020

Publishing/Printing - 3.0%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (b)	7,781,200	7,404,279
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	8,494,670	7,416,951
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 7% 12/31/21 (b)	3,749,233	3,779,227
Tranche B 6LN, term loan 6.5% 2/9/22 (b)	1,429,156	1,438,089
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	5,895,000	5,423,400
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	7,948,258	7,851,131
Merrill Communications LLC Tranche B, term loan 6.289% 6/1/22 (b)	2,931,322	2,931,322
Montreign Operating Co. LLC Tranche B 1LN, term loan 9.3073% 1/19/23 (b)	3,495,000	3,560,531
Proquest LLC Tranche B, term loan 5.25% 10/24/21 (b)	4,876,345	4,943,395
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	6,843,067	6,835,745

TOTAL PUBLISHING/PRINTING		51,584,070

Restaurants - 1.0%
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (b)	1,966,636	1,948,209
Focus Brands, Inc. term loan 5% 10/5/23 (b)	2,395,800	2,395,800
Landry's Acquisition Co. Tranche B 1LN, term loan 4.0389% 10/4/23 (b)	8,889,231	8,954,300
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	3,003,005	3,033,035

TOTAL RESTAURANTS		16,331,344

Services - 9.1%
Abacus Innovations Corp. Tranche B, term loan 3.0625% 8/16/23 (b)	2,493,750	2,514,323
Acosta, Inc. Tranche B, term loan 4.289% 9/26/21 (b)	7,341,569	6,864,367
Ancestry.Com Operations, Inc.:
Tranch B 1LN, term loan 4.25% 10/19/23 (b)	5,940,000	5,980,867
Tranche 2LN, term loan 9.27% 10/19/24 (b)	1,500,000	1,535,625
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.7709% 11/26/20 (b)	7,990,914	8,004,898
Bright Horizons Family Solutions Tranche B, term loan 3.6044% 11/7/23 (b)	1,750,392	1,766,584
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	6,939,433	6,595,931
Coinmach Service Corp. Tranche B, term loan 4.2903% 11/14/19 (b)	7,328,283	7,324,326
Creative Artists Agency LLC Tranche B, term loan 4.5% 2/15/24 (b)	2,389,013	2,420,380
Garda World Security Corp.:
term loan 4% 11/8/20 (b)	3,823,938	3,832,542
Tranche B 1LN, term loan 4% 11/8/20 (b)	997,500	999,744
Tranche DD, term loan 4% 11/8/20 (b)	664,256	665,751
GCA Services Group, Inc. Tranche B 1LN, term loan 6.0618% 3/1/23 (b)	1,963,932	1,968,842
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.5% 3/9/23 (b)	2,539,350	2,565,810
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	3,687,055	3,645,576
Tranche 2LN, term loan 7.5% 7/25/22 (b)	2,865,000	2,770,455
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (b)	5,931,441	5,961,098
Laureate Education, Inc. Tranche B, term loan 8.5093% 3/17/21 (b)	20,927,018	21,083,971
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	8,580,087	8,574,768
Nord Anglia Education Tranche B, term loan 4.554% 3/31/21 (b)	9,986,026	10,017,282
Outerwall, Inc.:
Tranche 2LN, term loan 9.75% 9/27/24 (b)	1,000,000	1,005,000
Tranche B 1LN, term loan 5.25% 9/27/23 (b)	2,985,000	3,008,880
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.25% 5/2/22 (b)	14,896,366	15,039,073
SAI Global GP Tranche B, term loan 5.5975% 12/8/23 (b)	2,992,500	3,029,906
Science Applications International Corp. Tranche B, term loan 3.5625% 5/4/22 (b)	2,354,601	2,364,914
Summit Midstream Partners LP Tranche B, term loan 7.0217% 5/16/22 (b)	4,000,000	4,070,000
The GEO Group, Inc. Tranche B, term loan 3/9/24 (c)	1,840,000	1,848,059
The ServiceMaster Co. Tranche B, term loan 3.2806% 11/8/23 (b)	3,990,000	4,026,149
Thomson Reuters IP&S Tranche B 1LN, term loan 4.75% 10/3/23 (b)	4,681,475	4,684,424
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	5,256,627	5,256,627
Tranche B 2LN, term loan 8% 5/14/23 (b)	645,000	638,550
Xerox Business Services LLC Tranche B, term loan 6.3344% 12/7/23 (b)	4,104,713	4,146,786

TOTAL SERVICES		154,211,508

Steel - 0.3%
Atkore International, Inc. Tranche B 1LN, term loan 4% 12/22/23 (b)	997,500	1,003,425
JMC Steel Group, Inc. Tranche B, term loan 4.9062% 6/14/21 (b)	3,289,750	3,334,984

TOTAL STEEL		4,338,409

Super Retail - 4.6%
Academy Ltd. Tranche B, term loan 5.0553% 7/2/22 (b)	6,013,732	4,426,107
Bass Pro Group LLC:
term loan 5.7204% 6/9/18 (b)	2,000,000	2,003,760
Tranche B, term loan 4.1044% 6/5/20 (b)	4,861,930	4,776,846
Bass Pro Shops LLC. Tranche B, term loan 5.9704% 12/16/23 (b)	10,500,000	10,099,740
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 2/3/25 (b)	2,500,000	2,435,000
Tranche B 1LN, term loan 4.75% 2/3/24 (b)	7,000,000	6,832,490
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	3,082,956	2,514,798
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.0389% 8/19/23 (b)	3,980,000	3,971,284
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (b)	15,200,118	15,078,517
Party City Holdings, Inc. term loan 3.855% 8/19/22 (b)	5,405,275	5,388,843
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 4.2873% 1/26/23 (b)	5,163,722	4,855,189
PetSmart, Inc. term loan 4.02% 3/11/22 (b)	9,622,232	9,177,204
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	6,946,559	6,853,197
Sports Authority, Inc. Tranche B, term loan 0% 11/16/17 (e)	3,605,188	215,194

TOTAL SUPER RETAIL		78,628,169

Technology - 10.5%
Applied Systems, Inc. Tranche B 1LN, term loan 4% 1/23/21 (b)	1,370,063	1,376,571
Aptean, Inc.:
Tranche 2LN, term loan 10.5% 12/20/23 (b)	795,000	793,013
Tranche B 1LN, term loan 6% 12/20/22 (b)	2,250,000	2,283,750
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	352,029	351,972
5% 9/10/20 (b)	989,742	990,078
Bright Bidco BV Tranche B, term loan 3/17/24 (c)	2,000,000	2,011,660
Cavium, Inc. Tranche B 1LN, term loan 3.2283% 8/16/22 (b)	1,919,841	1,927,040
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5387% 9/15/20 (b)	4,189,422	4,152,764
Cologix Holdings, Inc. Tranche B 1LN, term loan 3/20/24 (c)	2,765,000	2,765,857
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3% 8/17/23 (b)	3,039,871	3,052,973
Compuware Corp.:
term loan 9.25% 12/15/22 (b)	4,730,870	4,738,770
Tranche B 3LN, term loan 5.25% 12/15/21 (b)	4,391,309	4,397,896
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (b)	6,606,606	6,610,768
Dell International LLC:
Tranche A 1LN, term loan 2.79% 12/31/18 (b)	559,691	559,864
Tranche B, term loan 3.35% 9/7/23 (b)	3,322,500	3,333,564
EIG Investors Corp. Tranche B 1LN, term loan 6.0416% 2/9/23 (b)	7,281,452	7,330,020
Electro Rent Corp. Tranche B 1LN, term loan 6% 1/31/24 (b)	2,493,750	2,509,336
Epicor Software Corp.:
Tranche B, term loan 4.75% 6/1/22 (b)	4,259,202	4,263,462
Tranche B2 1LN, term loan 5% 6/1/22 (b)	983,173	984,815
First Data Corp. Tranche B, term loan 3.9839% 7/10/22 (b)	13,527,824	13,626,442
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.2801% 6/17/22 (b)	855,000	835,763
Tranche B 1LN, term loan 5% 6/17/21 (b)	1,895,520	1,904,997
Genesys Telecommunications Laboratories, Inc. term loan 5.0248% 12/1/23 (b)	7,980,532	8,032,087
Global Payments, Inc. Tranche B, term loan 3.2806% 4/22/23 (b)	1,549,308	1,557,054
Go Daddy Operating Co. LLC Tranche B, term loan:
2/15/24 (d)	855,856	856,609
3.4122% 2/15/24 (b)	644,144	644,711
Infor U.S., Inc. Tranche B 6LN, term loan 3.75% 2/1/22 (b)	2,989,446	2,977,697
Information Resources, Inc.:
Tranche 2LN, term loan 9.25% 1/18/25 (b)	1,000,000	993,330
Tranche B 1LN, term loan 5.25% 1/18/24 (b)	3,620,000	3,659,603
Kronos, Inc. term loan:
5.0339% 11/1/23 (b)	6,982,500	7,018,181
9.284% 11/1/24 (b)	10,000,000	10,306,300
Landesk Group, Inc. term loan:
5.25% 1/20/24 (b)	6,310,000	6,337,638
10% 1/20/25 (b)	1,000,000	989,500
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	810,000	801,900
Tranche B 3LN, term loan 4.5% 10/16/22 (b)	2,770,641	2,770,641
Micron Technology, Inc. Tranche B, term loan 4.54% 4/26/22 (b)	1,488,750	1,493,871
Microsemi Corp. Tranche B, term loan 3.2261% 1/15/23 (b)	1,474,097	1,480,775
Rackspace Hosting, Inc. term loan 4.5345% 11/3/23 (b)	8,064,788	8,114,063
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.75% 4/9/21 (b)	8,023,867	8,050,587
Tranche 2LN, term loan 8% 4/9/22 (b)	3,412,000	3,394,940
SolarWinds Holdings, Inc. Tranche B, term loan 4.5% 2/5/23 (b)	2,977,538	2,976,049
Solera LLC Tranche B, term loan 4.25% 3/3/23 (b)	5,143,536	5,163,545
Sophia L.P. term loan 4.25% 9/30/22 (b)	5,313,705	5,308,710
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3.0306% 7/8/22 (b)	2,732,273	2,744,241
Tranche B 2LN, term loan 3.0306% 7/8/22 (b)	233,567	234,590
Sybil Software LLC. Tranche B, term loan 5% 9/30/22 (b)	5,599,125	5,641,118
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (b)	3,558,024	3,261,142
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	4,030,000	4,090,450
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	4,477,500	4,453,993
Veritas U.S., Inc. Tranche B 1LN, term loan 6.7718% 1/27/23 (b)	1,206,952	1,195,390
WEX, Inc. Tranche B, term loan 4.2806% 7/1/23 (b)	2,977,500	3,009,925

TOTAL TECHNOLOGY		178,360,015

Telecommunications - 7.5%
Altice Financing SA Tranche B, term loan 6/22/25 (c)	2,000,000	2,000,000
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (c)	2,000,000	2,007,500
Digicel International Finance Ltd. Tranche D 2LN, term loan 4.4982% 3/31/19 (b)	7,035,800	6,939,057
DigitalGlobe, Inc. Tranche B, term loan 3.5306% 1/15/24 (b)	1,915,200	1,921,195
Evo Payments International LLC Tranche B 1LN, term loan 6% 12/20/23 (b)	3,000,000	3,023,760
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	7,141,785	7,170,353
GTT Communications, Inc. Tranche B, term loan 5% 1/9/24 (b)	1,216,950	1,232,162
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.8873% 6/30/19 (b)	11,085,000	10,841,795
Level 3 Financing, Inc. Tranche B, term loan 3.2272% 2/22/24 (b)	10,000,000	10,012,500
LTS Buyer LLC Tranche B 1LN, term loan 4.2482% 4/11/20 (b)	9,052,089	9,086,034
Neptune Finco Corp.:
Tranche B, term loan:
7/17/25 (c)	832,999	831,750
3.9428% 10/11/24 (b)	2,447,550	2,440,672
Tranche DD 1LN, term loan 7/17/25 (c)	167,001	166,374
Neustar, Inc.:
Tranche 2LN, term loan 2/28/25 (c)	875,000	882,656
Tranche B1 1LN, term loan 8/31/19 (c)	500,000	506,040
Tranche B2 1LN, term loan 2/29/24 (c)	3,050,000	3,084,313
Onvoy LLC Tranche B 1LN, term loan 5.5% 2/10/24 (b)	3,000,000	2,990,640
Polycom, Inc. Tranche B, term loan 6.25% 9/27/23 (b)	3,683,333	3,723,850
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (b)	4,987,500	5,015,580
Sable International Finance Ltd. Tranche B 1LN, term loan 5.5306% 12/31/22 (b)	5,000,000	5,035,400
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	7,514,000	7,476,430
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	4,591,090	4,582,504
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	2,962,500	2,956,960
SFR Group SA Tranche B 11LN, term loan 6/22/25 (c)	5,500,000	5,477,670
Sprint Communications, Inc. Tranche B, term loan 3.3125% 2/3/24 (b)	13,115,000	13,105,688
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	1,541,876	1,557,295
Telenet Financing USD LLC Tranche B, term loan 3.9122% 1/31/25 (b)	2,000,000	2,000,260
Telesat LLC Tranche B 4LN, term loan 3.85% 11/17/23 (b)	8,457,553	8,518,870
Xplornet Communications, Inc. Tranche B, term loan 7% 9/9/21 (b)	2,627,624	2,660,470

TOTAL TELECOMMUNICATIONS		127,247,778

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 6.1161% 6/15/23 (b)	1,666,625	1,681,208
Transportation Ex Air/Rail - 0.4%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	3,272,750	2,994,566
Navios Maritime Partners LP Tranche B, term loan 6.13% 9/3/20 (b)	3,300,000	3,260,829

TOTAL TRANSPORTATION EX AIR/RAIL		6,255,395

Utilities - 6.1%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	265,023	265,354
6.375% 8/13/19 (b)	3,972,314	3,977,279
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (b)	3,513,555	3,535,515
Calpine Corp.:
Tranche B 5LN, term loan 3.75% 1/15/24 (b)	2,456,250	2,465,461
Tranche B, term loan 2.54% 11/30/17 (b)	1,454,545	1,454,996
Cortes NP Acquisition Corp. Tranche B, term loan 5.0302% 11/30/23 (b)	4,746,433	4,790,955
Dynegy, Inc. Tranche C, term loan 4.25% 6/27/23 (b)	8,000,000	8,015,440
Energy Future Holdings Corp. term loan 4.304% 6/30/17 (b)	12,072,000	12,051,840
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	6,331,908	6,358,818
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	4,268,677	2,769,304
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	7,193,000	6,995,193
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	8,891,316	8,846,859
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	9,597,894	9,537,907
Limetree Bay Terminals LLC term loan 6.04% 2/15/24 (b)	3,430,000	3,464,300
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	3,930,000	3,294,637
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	7,585,549	7,405,392
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	2,239,544	1,961,012
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	916,402	809,485
Tex Operations Co. LLC:
Tranche B, term loan 3.5306% 8/4/23 (b)	7,310,250	7,291,974
Tranche C, term loan 3.5306% 8/4/23 (b)	1,671,429	1,667,250
USIC Holdings, Inc. Tranche 1LN, term loan 6.75% 12/9/23 (b)	1,995,000	2,004,975
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.1928% 12/14/23 (b)	3,491,250	3,493,868

TOTAL UTILITIES		102,457,814

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,557,038,295)		1,559,043,685

Nonconvertible Bonds - 2.3%
Containers - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.289% 5/15/21 (b)(f)	2,700,000	2,764,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4.5232% 7/15/21 (b)(f)	1,780,000	1,821,171

TOTAL CONTAINERS		4,585,296

Diversified Financial Services - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	1,500,000	1,644,375
Energy - 0.1%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (f)	1,000,000	1,101,250
Gaming - 0.1%
Scientific Games Corp. 7% 1/1/22 (f)	1,285,000	1,371,738
Healthcare - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	575,000	566,375
Tenet Healthcare Corp.:
4.6312% 6/15/20 (b)	2,545,000	2,557,725
7.5% 1/1/22 (f)	900,000	972,000

TOTAL HEALTHCARE		4,096,100

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	1,220,000	1,268,800
7.25% 11/30/21 (f)	2,000,000	2,132,500

TOTAL LEISURE		3,401,300

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	2,500,000	2,540,625
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (f)	540,000	445,500
Services - 0.1%
APX Group, Inc. 7.875% 12/1/22	1,450,000	1,566,000
Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (f)	1,020,000	1,020,000
Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (f)	1,004,000	1,029,263
4.42% 6/15/21 (f)	3,030,000	3,168,307
NXP BV/NXP Funding LLC 4.125% 6/1/21 (f)	2,665,000	2,764,938

TOTAL TECHNOLOGY		6,962,508

Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (f)	3,095,000	3,288,438
Columbus International, Inc. 7.375% 3/30/21 (f)	764,000	815,570
SFR Group SA:
6% 5/15/22 (f)	450,000	466,313
6.25% 5/15/24 (f)	1,930,000	1,942,063
7.375% 5/1/26 (f)	3,010,000	3,100,300

TOTAL TELECOMMUNICATIONS		9,612,684

TOTAL NONCONVERTIBLE BONDS
(Cost $36,984,539)		38,347,376
	Shares	Value

Common Stocks - 0.5%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	52,192	4,759,388
Metals/Mining - 0.1%
Warrior Met Coal LLC Class A (g)	3,793	904,517
Publishing/Printing - 0.1%
Tribune Media Co. Class A	35,222	1,312,724
Telecommunications - 0.0%
FairPoint Communications, Inc. (h)	32,378	537,475
Utilities - 0.0%
Southcross Holdings Borrower LP	989	440,412
TOTAL COMMON STOCKS
(Cost $11,338,073)		7,954,516

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (h)
(Cost $45,406)	45,439	45,439

Money Market Funds - 7.8%
Fidelity Cash Central Fund, 0.84% (i)
(Cost $131,867,913)	131,859,408	131,885,780
TOTAL INVESTMENT PORTFOLIO - 102.8%
(Cost $1,737,274,226)		1,737,276,796
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(47,269,253)
NET ASSETS - 100%		$1,690,007,543

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,188,396 and $1,192,824, respectively.

 (e) Non-income producing - Security is in default.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,116,651 or 1.8% of net assets.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $904,517 or 0.1% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	11/4/13 - 4/14/14	$7,614,369

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$368,743
Total	$368,743

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,312,724	$1,312,724	$--	$--
Energy	904,517	--	904,517	--
Materials	4,759,388	4,759,388	--	--
Telecommunication Services	537,475	537,475	--	--
Utilities	440,412	--	--	440,412
Bank Loan Obligations	1,559,043,685	--	1,541,440,979	17,602,706
Corporate Bonds	38,347,376	--	38,347,376	--
Other	45,439	--	--	45,439
Money Market Funds	131,885,780	131,885,780	--	--
Total Investments in Securities:	$1,737,276,796	$138,495,367	$1,580,692,872	$18,088,557

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$9,195,500
Net Realized Gain (Loss) on Investment Securities	(21,881)
Net Unrealized Gain (Loss) on Investment Securities	390,746
Cost of Purchases	3,514,649
Proceeds of Sales	(3,149,777)
Amortization/Accretion	60,934
Transfers into Level 3	7,612,535
Transfers out of Level 3	--
Ending Balance	$17,602,706
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$257,731
Other Investments in Securities
Beginning Balance	$1,396,516
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(41,765)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(868,900)
Ending Balance	$485,851
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2017	$(41,765)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,605,406,313)	$1,605,391,016
Fidelity Central Funds (cost $131,867,913)	131,885,780
Total Investments (cost $1,737,274,226)		$1,737,276,796
Cash		8,195,921
Receivable for investments sold		23,258,847
Receivable for fund shares sold		67,856
Interest receivable		8,206,299
Distributions receivable from Fidelity Central Funds		87,543
Other receivables		287,756
Total assets		1,777,381,018
Liabilities
Payable for investments purchased	$81,666,390
Payable for fund shares redeemed	115,097
Distributions payable	5,576,207
Other payables and accrued expenses	15,781
Total liabilities		87,373,475
Net Assets		$1,690,007,543
Net Assets consist of:
Paid in capital		$1,691,575,887
Undistributed net investment income		47,316
Accumulated undistributed net realized gain (loss) on investments		(1,618,230)
Net unrealized appreciation (depreciation) on investments		2,570
Net Assets, for 16,315,841 shares outstanding		$1,690,007,543
Net Asset Value, offering price and redemption price per share ($1,690,007,543 ÷ 16,315,841 shares)		$103.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$309,568
Interest		42,409,475
Income from Fidelity Central Funds		368,743
Total income		43,087,786
Expenses
Custodian fees and expenses	$16,105
Independent directors' fees and expenses	3,382
Legal	738,578
Total expenses before reductions	758,065
Expense reductions	(8,514)	749,551
Net investment income (loss)		42,338,235
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(824,876)
Fidelity Central Funds	15,486
Total net realized gain (loss)		(809,390)
Change in net unrealized appreciation (depreciation) on investment securities		16,965,577
Net gain (loss)		16,156,187
Net increase (decrease) in net assets resulting from operations		$58,494,422

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,338,235	$81,626,121
Net realized gain (loss)	(809,390)	(50,147,531)
Change in net unrealized appreciation (depreciation)	16,965,577	52,616,778
Net increase (decrease) in net assets resulting from operations	58,494,422	84,095,368
Distributions to shareholders from net investment income	(42,290,919)	(77,790,414)
Distributions to shareholders from net realized gain	(808,840)	–
Total distributions	(43,099,759)	(77,790,414)
Affiliated share transactions
Proceeds from sales of shares	88,470,498	140,260,392
Reinvestment of distributions	6,455,387	11,077,827
Cost of shares redeemed	(34,731,918)	(141,012,632)
Net increase (decrease) in net assets resulting from share transactions	60,193,967	10,325,587
Total increase (decrease) in net assets	75,588,630	16,630,541
Net Assets
Beginning of period	1,614,418,913	1,597,788,372
End of period	$1,690,007,543	$1,614,418,913
Other Information
Undistributed net investment income end of period	$47,316	$–
Shares
Sold	859,858	1,384,732
Issued in reinvestment of distributions	62,433	111,315
Redeemed	(337,269)	(1,426,264)
Net increase (decrease)	585,022	69,783

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Floating Rate Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$102.63	$102.02	$107.17	$106.39	$104.53	$95.32
Income from Investment Operations
Net investment income (loss)A	2.616	5.424	5.449	5.658	6.526	6.830
Net realized and unrealized gain (loss)	.998	.357	(5.445)	.412	.838	7.686
Total from investment operations	3.614	5.781	.004	6.070	7.364	14.516
Distributions from net investment income	(2.614)	(5.171)	(5.154)	(5.290)	(5.504)	(5.306)
Distributions from net realized gain	(.050)	–	–	–	–	–
Total distributions	(2.664)	(5.171)	(5.154)	(5.290)	(5.504)	(5.306)
Net asset value, end of period	$103.58	$102.63	$102.02	$107.17	$106.39	$104.53
Total ReturnB,C	3.55%	5.95%	(.03)%	5.78%	7.19%	15.56%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	- %G	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	.05%F	- %G	- %G	- %G	- %G	- %G
Expenses net of all reductions	.05%F	- %G	- %G	- %G	- %G	- %G
Net investment income (loss)	5.12%F	5.45%	5.15%	5.25%	6.15%	6.79%
Supplemental Data
Net assets, end of period (000 omitted)	$1,690,008	$1,614,419	$1,597,788	$1,653,285	$1,342,624	$1,586,125
Portfolio turnover rateH	76%F	48%	37%I	66%	90%	47%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective October 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Prior to October 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income (loss) and net realized gain (loss) on investments prior to October 1, 2016.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$25,656,462
Gross unrealized depreciation	(29,252,992)
Net unrealized appreciation (depreciation) on securities	$(3,596,530)
Tax Cost	$1,740,873,326

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $659,337,713 and $597,170,356, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, fees and expenses of the independent Directors, and certain exceptions such as interest expense and extraordinary expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,382.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,132.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $32,518,731 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund is exploring all available options for minimizing any loss and is incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Actual	.0496%	$1,000.00	$1,035.50	$.25
Hypothetical-C		$1,000.00	$1,024.68	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

FR1-SANN-0517
1.814673.112

Fidelity® High Income Central Fund 1 Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
T-Mobile U.S.A., Inc.	2.8	1.7
Altice SA	2.2	2.4
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.1	1.7
Sprint Corp.	2.1	2.2
Barclays PLC	2.1	1.3
	11.3

Top Five Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	13.1	12.3
Energy	11.5	9.3
Technology	7.5	7.2
Banks & Thrifts	6.7	7.4
Healthcare	6.5	5.0

Quality Diversification (% of fund's net assets)

As of March 31, 2017
BBB	0.6%
BB	44.3%
B	41.6%
CCC,CC,C	8.6%
Not Rated	1.4%
Equities	0.3%
Short-Term Investments and Net Other Assets	3.2%

As of September 30, 2016
BBB	0.8%
BB	43.1%
B	34.1%
CCC,CC,C	10.2%
Not Rated	0.3%
Equities	0.3%
Short-Term Investments and Net Other Assets	11.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2017*
Nonconvertible Bonds	80.2%
Convertible Bonds, Preferred Stocks	0.2%
Common Stocks	0.1%
Bank Loan Obligations	9.6%
Other Investments	6.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 30.6%

As of September 30, 2016*
Nonconvertible Bonds	73.4%
Convertible Bonds, Preferred Stocks	0.3%
Bank Loan Obligations	7.2%
Other Investments	7.9%
Short-Term Investments and Net Other Assets (Liabilities)	11.2%

 * Foreign investments - 24.6%

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.2%
	Principal Amount	Value
Aerospace - 0.2%
TransDigm, Inc.:
6% 7/15/22	$235,000	$238,079
6.375% 6/15/26	275,000	275,162
6.5% 5/15/25 (a)	915,000	923,006

TOTAL AEROSPACE		1,436,247

Air Transportation - 2.0%
Air Canada 6.625% 5/15/18 (a)	3,030,000	3,152,715
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	3,410,000	3,414,263
Allegiant Travel Co. 5.5% 7/15/19	550,000	568,563
American Airlines Group, Inc. 4.625% 3/1/20 (a)	1,050,000	1,067,063
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	161,394	166,639
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	903,793	994,173
9.25% 5/10/17	123,934	124,864
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	579,777	663,845
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	963,500
Series 2013-1 Class B, 5.375% 11/15/21	166,184	173,455
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	413,456	436,176

TOTAL AIR TRANSPORTATION		11,725,256

Automotive & Auto Parts - 0.4%
Tenneco, Inc. 5% 7/15/26	830,000	812,877
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	1,625,000	1,681,875

TOTAL AUTOMOTIVE & AUTO PARTS		2,494,752

Broadcasting - 0.1%
AMC Networks, Inc. 4.75% 12/15/22	510,000	512,550
Building Materials - 1.3%
Building Materials Corp. of America:
5% 2/15/27 (a)	1,250,000	1,225,000
5.125% 2/15/21 (a)	870,000	904,800
6% 10/15/25 (a)	2,100,000	2,168,250
CEMEX Finance LLC 6% 4/1/24 (a)	530,000	557,295
CEMEX S.A.B. de CV 5.7% 1/11/25 (a)	595,000	617,313
Eagle Materials, Inc. 4.5% 8/1/26	1,895,000	1,885,525
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	495,000	512,325

TOTAL BUILDING MATERIALS		7,870,508

Cable/Satellite TV - 5.1%
Altice SA 7.75% 5/15/22 (a)	12,675,000	13,451,313
Altice U.S. Finance SA 5.375% 7/15/23 (a)	1,625,000	1,675,781
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (a)	1,675,000	1,725,250
5.125% 5/1/27 (a)(b)	2,910,000	2,924,550
5.5% 5/1/26 (a)	1,855,000	1,919,925
CSC Holdings, Inc. 5.5% 4/15/27(a)	2,220,000	2,256,075
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,600,000	3,654,000
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	1,635,000	1,647,263
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,325,000	1,324,868

TOTAL CABLE/SATELLITE TV		30,579,025

Capital Goods - 0.7%
AECOM 5.125% 3/15/27 (a)	1,205,000	1,208,013
Belden, Inc. 5.25% 7/15/24 (a)	360,000	359,100
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	2,245,000	2,351,638

TOTAL CAPITAL GOODS		3,918,751

Chemicals - 1.3%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	580,000	579,298
3.45% 6/1/23	600,000	567,000
4.5% 12/1/26 (a)	420,000	426,594
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	650,000	672,750
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	1,575,000	1,596,656
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	1,790,000	1,834,750
Olin Corp. 5.125% 9/15/27	1,725,000	1,754,153
Versum Materials, Inc. 5.5% 9/30/24 (a)	515,000	532,381

TOTAL CHEMICALS		7,963,582

Consumer Products - 0.3%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	1,705,000	1,739,100
Containers - 2.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	925,000	934,250
4.289% 5/15/21 (a)(c)	2,110,000	2,160,113
4.625% 5/15/23 (a)	3,445,000	3,470,838
6% 2/15/25 (a)	2,920,000	2,952,850
7.25% 5/15/24 (a)	420,000	449,400
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	2,070,000	1,991,092
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.5232% 7/15/21 (a)(c)	1,300,000	1,330,069
5.75% 10/15/20	385,000	396,073
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	805,000	808,019

TOTAL CONTAINERS		14,492,704

Diversified Financial Services - 4.3%
FLY Leasing Ltd. 6.75% 12/15/20	975,000	1,021,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	9,095,000	9,231,425
6.25% 2/1/22 (a)	2,810,000	2,852,150
6.75% 2/1/24 (a)	615,000	634,219
ILFC E-Capital Trust I 4.66% 12/21/65 (a)(c)	1,810,000	1,710,450
ILFC E-Capital Trust II 4.91% 12/21/65 (a)(c)	4,940,000	4,699,175
MSCI, Inc. 4.75% 8/1/26 (a)	2,985,000	3,014,850
Navient Corp.:
5% 10/26/20	165,000	164,588
5.875% 10/25/24	1,695,000	1,581,113
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	640,000	631,600

TOTAL DIVERSIFIED FINANCIAL SERVICES		25,540,883

Diversified Media - 0.7%
Block Communications, Inc. 6.875% 2/15/25 (a)	490,000	519,400
MDC Partners, Inc. 6.5% 5/1/24 (a)	2,430,000	2,317,613
National CineMedia LLC 5.75% 8/15/26	1,030,000	1,042,354
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	370,000	378,325

TOTAL DIVERSIFIED MEDIA		4,257,692

Energy - 11.2%
Antero Resources Corp.:
5% 3/1/25 (a)	1,380,000	1,353,256
5.125% 12/1/22	2,200,000	2,228,875
5.625% 6/1/23 (Reg. S)	865,000	884,463
Calfrac Holdings LP 7.5% 12/1/20 (a)	550,000	493,625
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25 (a)	1,765,000	1,840,013
7% 6/30/24 (a)	1,475,000	1,624,344
Chesapeake Energy Corp.:
4.875% 4/15/22	2,630,000	2,367,000
5.75% 3/15/23	680,000	618,800
8% 1/15/25 (a)	900,000	900,000
Concho Resources, Inc. 4.375% 1/15/25	1,235,000	1,242,719
Continental Resources, Inc.:
3.8% 6/1/24	375,000	349,688
4.5% 4/15/23	1,095,000	1,065,566
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25 (a)	1,045,000	1,067,206
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,315,000	2,332,363
Ensco PLC:
4.5% 10/1/24	270,000	227,475
5.2% 3/15/25	3,165,000	2,745,638
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	600,000	612,000
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,525,000	2,506,063
Forbes Energy Services Ltd. 9% 6/15/19 (d)	4,090,000	2,699,400
FTS International, Inc.:
6.25% 5/1/22	550,000	481,250
8.6312% 6/15/20 (a)(c)	500,000	506,875
Gibson Energy, Inc. 6.75% 7/15/21 (a)	355,000	370,975
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,090,000	2,896,875
5.75% 10/1/25 (a)	1,635,000	1,577,775
Nabors Industries, Inc. 5.5% 1/15/23 (a)	735,000	750,159
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (a)	755,000	732,350
Noble Holding International Ltd.:
4.625% 3/1/21	1,091,000	1,003,720
7.2% 4/1/25 (c)	865,000	815,263
7.75% 1/15/24	1,265,000	1,214,400
NRG Yield Operating LLC 5% 9/15/26 (a)	1,645,000	1,599,763
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	390,000	393,900
5.375% 1/15/25 (a)	1,015,000	1,027,688
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,560,000	1,563,900
8.25% 2/15/20	235,000	239,700
Range Resources Corp. 5% 3/15/23 (a)	920,000	906,200
Rice Energy, Inc. 6.25% 5/1/22	2,790,000	2,873,700
Sabine Pass Liquefaction LLC:
5.75% 5/15/24	2,080,000	2,266,786
5.875% 6/30/26 (a)	1,035,000	1,141,178
Southwestern Energy Co. 6.7% 1/23/25 (c)	530,000	522,050
Summit Midstream Holdings LLC 5.75% 4/15/25	450,000	447,750
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	1,565,000	1,580,650
6.375% 4/1/23	1,115,000	1,131,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	380,000	388,550
6.75% 3/15/24	1,445,000	1,567,825
Teine Energy Ltd. 6.875% 9/30/22 (a)	3,555,000	3,626,100
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(c)	1,060,000	1,101,075
The Williams Companies, Inc.:
3.7% 1/15/23	2,075,000	2,038,688
4.55% 6/24/24	1,260,000	1,269,450
Whiting Petroleum Corp. 5% 3/15/19	790,000	788,025
WPX Energy, Inc.:
5.25% 9/15/24	1,330,000	1,286,775
6% 1/15/22	1,310,000	1,332,925

TOTAL ENERGY		66,602,539

Entertainment/Film - 0.3%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)	2,270,373	1,884,410
Environmental - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	660,000	666,600
Covanta Holding Corp. 5.875% 7/1/25	170,000	170,319
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	875,000	907,918

TOTAL ENVIRONMENTAL		1,744,837

Food & Drug Retail - 1.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25 (a)	1,850,000	1,794,500
Albertsons, Inc.:
7.45% 8/1/29	265,000	251,088
7.75% 6/15/26	318,000	310,845
8% 5/1/31	1,680,000	1,621,200
8.7% 5/1/30	235,000	232,650
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (a)	590,000	509,613
Tesco PLC 6.15% 11/15/37 (a)	3,880,000	3,933,641
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	2,365,000	1,939,300

TOTAL FOOD & DRUG RETAIL		10,592,837

Food/Beverage/Tobacco - 2.2%
B&G Foods, Inc. 5.25% 4/1/25	885,000	892,744
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,380,000	1,404,564
ESAL GmbH 6.25% 2/5/23 (a)	2,325,000	2,325,000
JBS Investments GmbH 7.25% 4/3/24 (a)	1,229,000	1,272,015
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	625,000	643,750
7.25% 6/1/21 (a)	2,330,000	2,394,075
7.25% 6/1/21 (a)	870,000	893,925
Lamb Weston Holdings, Inc. 4.625% 11/1/24 (a)	745,000	759,900
Minerva Luxembourg SA 6.5% 9/20/26 (a)	820,000	801,247
Vector Group Ltd. 6.125% 2/1/25 (a)	1,690,000	1,725,913

TOTAL FOOD/BEVERAGE/TOBACCO		13,113,133

Gaming - 3.0%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	490,000	505,925
MCE Finance Ltd. 5% 2/15/21 (a)	2,145,000	2,170,740
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	3,345,000	3,244,650
Scientific Games Corp.:
6.625% 5/15/21	4,015,000	3,764,063
7% 1/1/22 (a)	475,000	507,063
Wynn Macau Ltd. 5.25% 10/15/21 (a)	7,420,000	7,568,400

TOTAL GAMING		17,760,841

Healthcare - 6.2%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	3,585,000	3,396,788
Community Health Systems, Inc.:
6.25% 3/31/23	795,000	808,913
6.875% 2/1/22	2,935,000	2,524,100
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,585,000	2,591,463
5.75% 8/15/22	515,000	533,025
Envision Healthcare Corp. 6.25% 12/1/24 (a)	1,765,000	1,853,250
HCA Holdings, Inc.:
4.5% 2/15/27	3,100,000	3,100,000
5% 3/15/24	2,450,000	2,569,438
5.875% 2/15/26	910,000	960,050
HealthSouth Corp.:
5.125% 3/15/23	545,000	545,000
5.75% 9/15/25	3,580,000	3,575,525
IMS Health, Inc. 5% 10/15/26 (a)	1,130,000	1,134,238
Kindred Healthcare, Inc. 8% 1/15/20	340,000	345,525
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	415,000	415,519
5.5% 4/15/25 (a)	415,000	381,800
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	1,070,000	1,053,950
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	390,000	384,150
5.5% 2/1/21	730,000	751,900
Teleflex, Inc. 4.875% 6/1/26	2,200,000	2,211,000
Tenet Healthcare Corp.:
4.375% 10/1/21	1,125,000	1,125,000
6.75% 6/15/23	1,805,000	1,773,413
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	2,180,000	1,951,100
5.625% 12/1/21 (a)	620,000	499,100
5.875% 5/15/23 (a)	1,000,000	776,250
VPI Escrow Corp. 6.375% 10/15/20 (a)	1,445,000	1,307,725
Wellcare Health Plans, Inc. 5.25% 4/1/25	495,000	506,534

TOTAL HEALTHCARE		37,074,756

Homebuilders/Real Estate - 3.2%
CalAtlantic Group, Inc.:
5.25% 6/1/26	2,820,000	2,809,425
5.875% 11/15/24	580,000	609,000
Communications Sales & Leasing, Inc. 7.125% 12/15/24 (a)	940,000	954,100
Howard Hughes Corp. 5.375% 3/15/25 (a)	680,000	673,200
M/I Homes, Inc. 6.75% 1/15/21	2,730,000	2,858,146
Mattamy Group Corp. 6.875% 12/15/23 (a)	260,000	269,750
Odebrecht Finance Ltd. 4.375% 4/25/25 (a)	930,000	334,800
Shea Homes Ltd. Partnership/Corp. 5.875% 4/1/23 (a)	540,000	542,700
Starwood Property Trust, Inc. 5% 12/15/21 (a)	1,255,000	1,302,063
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (a)	1,815,000	1,876,256
5.875% 4/15/23 (a)	950,000	997,500
Toll Brothers Finance Corp. 4.875% 3/15/27	1,530,000	1,530,000
William Lyon Homes, Inc.:
5.875% 1/31/25 (a)	440,000	443,300
7% 8/15/22	3,570,000	3,730,650

TOTAL HOMEBUILDERS/REAL ESTATE		18,930,890

Hotels - 0.2%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (a)	760,000	769,272
4.875% 4/1/27 (a)	450,000	454,500

TOTAL HOTELS		1,223,772

Leisure - 0.8%
Carlson Travel, Inc. 9.5% 12/15/24 (a)	460,000	481,850
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	420,000	441,000
NCL Corp. Ltd. 4.75% 12/15/21 (a)	2,060,000	2,090,900
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	460,000	478,400
7.25% 11/30/21 (a)	1,040,000	1,108,900

TOTAL LEISURE		4,601,050

Metals/Mining - 1.9%
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	1,150,000	1,184,500
7.25% 5/15/22 (a)	655,000	675,469
7.25% 4/1/23 (a)	605,000	611,806
7.5% 4/1/25 (a)	1,010,000	1,017,575
Freeport-McMoRan, Inc.:
3.55% 3/1/22	3,130,000	2,903,075
3.875% 3/15/23	625,000	574,763
4.55% 11/14/24	2,420,000	2,253,625
Murray Energy Corp. 11.25% 4/15/21 (a)	1,265,000	977,213
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	815,000	835,880

TOTAL METALS/MINING		11,033,906

Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	700,000	714,875
Yum! Brands, Inc. 5.35% 11/1/43	520,000	452,400

TOTAL RESTAURANTS		1,167,275

Services - 3.9%
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	2,070,000	1,757,430
APX Group, Inc.:
6.375% 12/1/19	2,082,000	2,141,858
7.875% 12/1/22	2,880,000	3,110,400
8.75% 12/1/20	6,281,000	6,500,835
Aramark Services, Inc. 4.75% 6/1/26	2,420,000	2,435,125
Garda World Security Corp.:
7.25% 11/15/21 (a)	5,665,000	5,466,725
7.25% 11/15/21 (a)	205,000	197,825
IHS Markit Ltd. 4.75% 2/15/25 (a)	530,000	545,900
The ServiceMaster Co. 5.125% 11/15/24 (a)	980,000	1,004,500
United Rentals North America, Inc. 4.625% 7/15/23	358,000	368,740

TOTAL SERVICES		23,529,338

Steel - 0.3%
Steel Dynamics, Inc. 5.125% 10/1/21	1,650,000	1,701,563
Super Retail - 2.0%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	3,635,000	3,453,250
JC Penney Corp., Inc.:
5.65% 6/1/20	4,596,000	4,550,040
7.4% 4/1/37	3,055,000	2,428,725
L Brands, Inc. 6.75% 7/1/36	1,040,000	990,912
Netflix, Inc. 4.375% 11/15/26 (a)	660,000	648,450

TOTAL SUPER RETAIL		12,071,377

Technology - 5.7%
Brocade Communications Systems, Inc. 4.625% 1/15/23	50,000	51,000
EMC Corp. 2.65% 6/1/20	1,995,000	1,943,748
Gartner, Inc. 5.125% 4/1/25 (a)	405,000	412,594
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	970,000	1,054,875
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	3,010,000	3,171,637
Micron Technology, Inc.:
5.25% 8/1/23 (a)	1,145,000	1,173,625
5.25% 1/15/24 (a)	450,000	462,236
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,725,000	2,786,313
4.125% 6/1/21 (a)	3,265,000	3,387,438
4.625% 6/1/23 (a)	1,975,000	2,091,031
Open Text Corp. 5.875% 6/1/26 (a)	2,920,000	3,058,700
Qorvo, Inc. 6.75% 12/1/23	3,535,000	3,835,475
Sensata Technologies BV 5% 10/1/25 (a)	1,450,000	1,460,875
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	685,000	726,100
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	3,545,000	4,050,163
Symantec Corp. 5% 4/15/25 (a)	1,325,000	1,358,693
VeriSign, Inc. 5.25% 4/1/25	830,000	860,088
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	2,288,000	2,382,380

TOTAL TECHNOLOGY		34,266,971

Telecommunications - 12.0%
Altice Financing SA:
6.625% 2/15/23 (a)	1,690,000	1,759,290
7.5% 5/15/26 (a)	765,000	812,813
Altice Finco SA 7.625% 2/15/25 (a)	945,000	970,988
Columbus International, Inc. 7.375% 3/30/21 (a)	6,430,000	6,864,025
CommScope Technologies Finance LLC 5% 3/15/27 (a)	680,000	678,946
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24 (a)	170,000	174,675
Equinix, Inc. 5.375% 5/15/27	495,000	511,088
Neptune Finco Corp. 10.125% 1/15/23 (a)	4,865,000	5,643,400
Sable International Finance Ltd. 6.875% 8/1/22 (a)	5,530,000	5,847,975
SBA Communications Corp. 4.875% 9/1/24 (a)	2,705,000	2,670,647
SFR Group SA:
6% 5/15/22 (a)	2,250,000	2,331,563
6.25% 5/15/24 (a)	3,880,000	3,904,250
Sprint Capital Corp. 6.875% 11/15/28	3,880,000	4,098,250
Sprint Corp.:
7.25% 9/15/21	5,465,000	5,899,468
7.625% 2/15/25	2,020,000	2,206,850
7.875% 9/15/23	3,630,000	4,020,225
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,500,000	1,524,375
5.125% 4/15/25	1,735,000	1,795,725
6.375% 3/1/25	3,745,000	4,035,238
6.5% 1/15/24	3,255,000	3,515,400
6.625% 4/1/23	5,045,000	5,383,923
Telecom Italia Capital SA:
6% 9/30/34	3,280,000	3,239,000
6.375% 11/15/33	1,920,000	1,940,390
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	550,000	602,250
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	470,000	495,756
6.375% 5/15/25	525,000	566,669

TOTAL TELECOMMUNICATIONS		71,493,179

Transportation Ex Air/Rail - 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	4,640,000	4,048,400
Navios Maritime Holdings, Inc. 8.125% 2/15/19	920,000	823,400
Teekay Corp. 8.5% 1/15/20	180,000	178,200

TOTAL TRANSPORTATION EX AIR/RAIL		5,050,000

Utilities - 5.3%
Calpine Corp. 5.25% 6/1/26 (a)	1,080,000	1,096,200
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,270,000	3,486,474
DPL, Inc. 6.75% 10/1/19	1,390,000	1,459,500
Dynegy, Inc. 7.625% 11/1/24	2,465,000	2,354,075
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,785,000	1,749,300
7% 6/15/23	4,980,000	4,930,200
NRG Energy, Inc. 6.25% 5/1/24	1,645,000	1,639,859
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,927,012	5,296,538
PPL Energy Supply LLC 6.5% 6/1/25	750,000	635,625
RJS Power Holdings LLC 4.625% 7/15/19 (a)(c)	4,320,000	4,417,200
The AES Corp.:
4.0546% 6/1/19 (c)	780,000	780,000
4.875% 5/15/23	3,975,000	3,955,125

TOTAL UTILITIES		31,800,096

TOTAL NONCONVERTIBLE BONDS
(Cost $461,078,680)		478,173,820
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd. (Escrow)	686,536	686,536
Southwestern Energy Co. (e)	17,140	140,034

TOTAL ENERGY		826,570

Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (e)	0	16,065
TOTAL COMMON STOCKS
(Cost $1,401,337)		842,635

Convertible Preferred Stocks - 0.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25%
(Cost $1,287,176)	72,600	1,433,850
	Principal Amount	Value

Bank Loan Obligations - 9.6%
Aerospace - 0.7%
TransDigm, Inc.:
Tranche D, term loan 3.9835% 6/4/21 (c)	1,395,147	1,390,417
Tranche F, term loan 3.7806% 6/9/23 (c)	2,910,988	2,895,968

TOTAL AEROSPACE		4,286,385

Air Transportation - 0.4%
American Airlines, Inc. Tranche B, term loan 3.4122% 12/14/23 (c)	1,355,000	1,356,314
United Air Lines, Inc. Tranche B, term loan 4/1/24 (f)	1,235,000	1,235,778

TOTAL AIR TRANSPORTATION		2,592,092

Cable/Satellite TV - 0.5%
WideOpenWest Finance LLC Tranche B, term loan 4.5539% 8/19/23 (c)	2,243,725	2,253,687
Zayo Group LLC:
term loan 2.9761% 1/19/21 (c)	605,000	607,595
Tranche B 1LN, term loan 3.5% 1/19/24 (c)	150,000	150,521

TOTAL CABLE/SATELLITE TV		3,011,803

Containers - 0.4%
Anchor Glass Container Corp.:
Tranche 2LN, term loan 8.75% 12/7/24 (c)	360,000	366,300
Tranche B 1LN, term loan 4.25% 12/7/23 (c)	733,163	737,290
Reynolds Group Holdings, Inc. Tranche B, term loan 3.7806% 2/5/23 (c)	245,941	246,787
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21(c)	1,026,667	1,027,950

TOTAL CONTAINERS		2,378,327

Diversified Financial Services - 0.3%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8.1196% 9/11/22 (c)	1,515,000	1,424,100
Tranche B 1LN, term loan 4.8696% 9/11/21 (c)	127,400	124,639

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,548,739

Food & Drug Retail - 0.5%
Albertson's LLC term loan 4.3023% 6/22/23 (c)	490,200	492,651
JBS USA Lux SA Tranche B, term loan 3.2889% 10/30/22 (c)	1,305,000	1,309,085
Pizza Hut Holdings LLC Tranche B, term loan 2.9761% 6/16/23 (c)	990,000	994,336
RPI Finance Trust Tranche B 6LN, term loan:
3/27/23 (f)	142,424	142,720
3.1529% 3/27/23 (c)	127,576	127,842

TOTAL FOOD & DRUG RETAIL		3,066,634

Gaming - 0.0%
Las Vegas Sands LLC Tranche B, term loan 2.98% 3/29/24 (c)	144,638	144,678
Healthcare - 0.3%
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (c)	1,830,413	1,844,141
Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (c)	1,193,694	1,156,761
Publishing/Printing - 0.7%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (c)	4,051,703	4,047,368
Restaurants - 0.2%
Burger King Worldwide, Inc. Tranche B, term loan:
3.25% 2/17/24 (c)	1,177,545	1,178,039
3.3093% 2/17/24 (c)	189,605	189,684

TOTAL RESTAURANTS		1,367,723

Services - 1.4%
Acosta, Inc. Tranche B, term loan 4.289% 9/26/21 (c)	768,093	718,167
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.7709% 11/26/20 (c)	1,252,912	1,255,105
Garda World Security Corp.:
term loan 4% 11/8/20 (c)	3,005,512	3,012,274
Tranche DD, term loan 4% 11/8/20 (c)	768,852	770,582
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)	2,709,347	2,707,667
The GEO Group, Inc. Tranche B, term loan 3/9/24 (f)	65,000	65,285

TOTAL SERVICES		8,529,080

Super Retail - 0.7%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 2/3/25 (c)	265,000	258,110
Tranche B 1LN, term loan 4.75% 2/3/24 (c)	280,000	273,300
JC Penney Corp., Inc. Tranche B, term loan 5.304% 6/23/23 (c)	3,741,088	3,711,160

TOTAL SUPER RETAIL		4,242,570

Technology - 1.8%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5387% 9/15/20 (c)	1,275,000	1,263,844
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (c)	1,961,233	1,963,194
Go Daddy Operating Co. LLC Tranche B, term loan:
2/15/24 (g)	901,502	902,295
3.4122% 2/15/24 (c)	678,499	679,096
Kronos, Inc. term loan:
5.0339% 11/1/23 (c)	2,319,188	2,331,039
9.284% 11/1/24 (c)	580,000	597,765
Landesk Group, Inc. term loan:
5.25% 1/20/24 (c)	240,000	241,051
10% 1/20/25 (c)	445,000	440,328
Rackspace Hosting, Inc. term loan 4.5345% 11/3/23 (c)	334,163	336,204
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (c)	1,855,675	1,845,933

TOTAL TECHNOLOGY		10,600,749

Telecommunications - 1.1%
Altice Financing SA Tranche B, term loan 6/22/25 (f)	515,000	515,000
Level 3 Financing, Inc. Tranche B, term loan 3.2272% 2/22/24 (c)	1,195,000	1,196,494
LTS Buyer LLC Tranche B 1LN, term loan 4.2482% 4/11/20 (c)	772,810	775,708
Radiate Holdco LLC Tranche B, term loan 3.7806% 2/1/24 (c)	1,685,000	1,691,555
SFR Group SA Tranche B 11LN, term loan 6/22/25 (f)	1,550,000	1,543,707
Sprint Communications, Inc. Tranche B, term loan 3.3125% 2/3/24 (c)	440,000	439,688
Telesat LLC Tranche B 4LN, term loan 3.85% 11/17/23 (c)	39,900	40,189

TOTAL TELECOMMUNICATIONS		6,202,341

Utilities - 0.4%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.03% 5/3/20 (c)	1,503,149	1,501,736
Calpine Corp. Tranche B, term loan 2.54% 11/30/17 (c)	690,909	691,123

TOTAL UTILITIES		2,192,859

TOTAL BANK LOAN OBLIGATIONS
(Cost $56,850,035)		57,212,250

Preferred Securities - 6.7%
Banks & Thrifts - 6.7%
Bank of America Corp.:
6.1% (c)(h)	2,010,000	2,134,593
6.25% (c)(h)	3,310,000	3,498,953
6.5% (c)(h)	2,740,000	3,068,311
Barclays Bank PLC 7.625% 11/21/22	4,585,000	5,141,129
Barclays PLC:
6.625% (c)(h)	11,745,000	11,749,187
8.25% (c)(h)	355,000	374,388
BNP Paribas SA 7.375% (a)(c)(h)	2,265,000	2,346,207
Citigroup, Inc.:
5.875% (c)(h)	2,735,000	2,831,199
5.95% (c)(h)	760,000	808,471
Credit Agricole SA:
6.625% (a)(c)(h)	5,180,000	5,123,643
7.875% (a)(c)(h)	205,000	208,829
JPMorgan Chase & Co. 5.3% (c)(h)	455,000	481,553
Royal Bank of Scotland Group PLC 7.5% (c)(h)	2,195,000	2,165,713
TOTAL BANKS & THRIFTS
(Cost $38,697,651)		39,932,176
	Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.84% (i)
(Cost $24,723,712)	24,718,768	24,723,712
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $584,038,591)		602,318,443
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(6,015,974)
NET ASSETS - 100%		$596,302,469

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $272,261,727 or 45.7% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Non-income producing

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $901,502 and $902,295, respectively.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,902
Total	$56,902

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$2,260,420	$140,034	$1,433,850	$686,536
Telecommunication Services	16,065	--	--	16,065
Corporate Bonds	478,173,820	--	478,173,820	--
Bank Loan Obligations	57,212,250	--	57,212,250	--
Preferred Securities	39,932,176	--	39,932,176	--
Money Market Funds	24,723,712	24,723,712	--	--
Total Investments in Securities:	$602,318,443	$24,863,746	$576,752,096	$702,601

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	69.4%
Canada	5.6%
United Kingdom	5.3%
Luxembourg	4.2%
Cayman Islands	3.2%
France	2.6%
Netherlands	2.4%
Ireland	1.7%
Multi-National	1.7%
Barbados	1.1%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $559,314,879)	$577,594,731
Fidelity Central Funds (cost $24,723,712)	24,723,712
Total Investments (cost $584,038,591)		$602,318,443
Cash		1,045,370
Receivable for investments sold		240,355
Receivable for fund shares sold		124,212
Dividends receivable		56,718
Interest receivable		7,581,509
Distributions receivable from Fidelity Central Funds		11,379
Total assets		611,377,986
Liabilities
Payable for investments purchased
Regular delivery	$13,634,078
Delayed delivery	1,175,850
Payable for fund shares redeemed	258,583
Distributions payable	264
Other payables and accrued expenses	6,742
Total liabilities		15,075,517
Net Assets		$596,302,469
Net Assets consist of:
Paid in capital		$570,401,785
Distributions in excess of net investment income		(203,897)
Accumulated undistributed net realized gain (loss) on investments		7,824,729
Net unrealized appreciation (depreciation) on investments		18,279,852
Net Assets, for 5,997,919 shares outstanding		$596,302,469
Net Asset Value, offering price and redemption price per share ($596,302,469 ÷ 5,997,919 shares)		$99.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$1,555,984
Interest		18,614,879
Income from Fidelity Central Funds		56,902
Total income		20,227,765
Expenses
Custodian fees and expenses	$6,785
Independent directors' fees and expenses	1,409
Legal	223
Total expenses before reductions	8,417
Expense reductions	(1,674)	6,743
Net investment income (loss)		20,221,022
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,223,034
Fidelity Central Funds	3,985
Total net realized gain (loss)		9,227,019
Change in net unrealized appreciation (depreciation) on investment securities		1,264,032
Net gain (loss)		10,491,051
Net increase (decrease) in net assets resulting from operations		$30,712,073

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,221,022	$72,793,472
Net realized gain (loss)	9,227,019	(49,462,147)
Change in net unrealized appreciation (depreciation)	1,264,032	85,303,996
Net increase (decrease) in net assets resulting from operations	30,712,073	108,635,321
Distributions to shareholders from net investment income	(20,424,919)	(68,575,216)
Distributions to shareholders from net realized gain	(1,402,290)	–
Total distributions	(21,827,209)	(68,575,216)
Affiliated share transactions
Proceeds from sales of shares	21,620,824	147,678,266
Reinvestment of distributions	21,825,527	68,572,135
Cost of shares redeemed	(251,017,435)	(473,432,773)
Net increase (decrease) in net assets resulting from share transactions	(207,571,084)	(257,182,372)
Total increase (decrease) in net assets	(198,686,220)	(217,122,267)
Net Assets
Beginning of period	794,988,689	1,012,110,956
End of period	$596,302,469	$794,988,689
Other Information
Distributions in excess of net investment income end of period	$(203,897)	$–
Shares
Sold	220,052	1,567,514
Issued in reinvestment of distributions	221,888	735,616
Redeemed	(2,553,395)	(4,968,121)
Net increase (decrease)	(2,111,455)	(2,664,991)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity High Income Central Fund 1

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$98.03	$93.94	$102.00	$101.40	$101.43	$91.48
Income from Investment Operations
Net investment income (loss)A	3.122	6.453	6.303	6.317	6.723	7.580
Net realized and unrealized gain (loss)	1.629	3.688	(8.196)	.503	(.282)	9.372
Total from investment operations	4.751	10.141	(1.893)	6.820	6.441	16.952
Distributions from net investment income	(3.146)	(6.051)	(6.167)	(6.220)	(6.471)	(7.002)
Distributions from net realized gain	(.215)	–	–	–	–	–
Total distributions	(3.361)	(6.051)	(6.167)	(6.220)	(6.471)	(7.002)
Net asset value, end of period	$99.42	$98.03	$93.94	$102.00	$101.40	$101.43
Total ReturnB,C	4.93%	11.32%	(2.06)%	6.77%	6.46%	19.03%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	6.34%G	6.92%	6.31%	6.07%	6.54%	7.74%
Supplemental Data
Net assets, end of period (000 omitted)	$596,302	$794,989	$1,012,111	$457,907	$406,018	$537,445
Portfolio turnover rateH	65%G	59%	57%	74%	87%	51%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective October 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to October 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income (loss) and net realized gain (loss) on investments prior to October 1, 2016.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$23,578,688
Gross unrealized depreciation	(5,631,595)
Net unrealized appreciation (depreciation) on securities	$17,947,093
Tax Cost	$584,371,350

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08 which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $199,877,134 and $339,038,603, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, fees and expenses of the independent Directors, and certain exceptions such as interest expense and extraordinary expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,409.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $265.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Actual	.0022%	$1,000.00	$1,049.30	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

HP1-SANN-0517
1.807410.112

Fidelity® International Equity Central Fund Semi-Annual Report March 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2017
Japan	19.9%
United Kingdom	16.8%
United States of America*	7.7%
France	7.1%
Canada	6.7%
Switzerland	6.2%
Germany	5.9%
Australia	3.8%
Spain	3.7%
Other	22.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of September 30, 2016
Japan	18.9%
United Kingdom	17.9%
France	7.3%
United States of America*	6.8%
Canada	6.4%
Germany	6.3%
Switzerland	6.2%
Australia	4.0%
Sweden	3.1%
Other	23.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.2	98.3
Short-Term Investments and Net Other Assets (Liabilities)	1.8	1.7

Top Ten Stocks as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	0.7
British American Tobacco PLC (United Kingdom, Tobacco)	1.5	1.2
Sony Corp. (Japan, Household Durables)	1.2	1.1
Recruit Holdings Co. Ltd. (Japan, Professional Services)	1.2	0.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.2	1.3
VINCI SA (France, Construction & Engineering)	1.2	1.0
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.2	1.5
Total SA (France, Oil, Gas & Consumable Fuels)	1.1	1.0
BASF AG (Germany, Chemicals)	1.1	0.9
Sanofi SA (France, Pharmaceuticals)	1.1	1.0
	12.4

Top Market Sectors as of March 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	22.3
Industrials	13.8	12.8
Consumer Discretionary	12.0	12.3
Health Care	10.0	10.7
Consumer Staples	10.0	11.2
Materials	8.1	7.0
Energy	6.4	6.0
Information Technology	4.3	4.8
Telecommunication Services	4.1	4.6
Utilities	3.2	3.5

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 3.8%
Abacus Property Group unit	2,196,647	$5,437,492
Australia & New Zealand Banking Group Ltd.	1,256,384	30,543,298
Insurance Australia Group Ltd.	3,108,916	14,370,032
Magellan Financial Group Ltd.	897,546	16,203,685
realestate.com.au Ltd.	227,222	10,299,546
Rio Tinto Ltd.	345,183	15,944,500
Westfield Corp. unit	1,210,000	8,209,027

TOTAL AUSTRALIA		101,007,580

Austria - 1.6%
ams AG	62,900	3,400,424
Andritz AG	333,800	16,695,647
Erste Group Bank AG	492,800	16,047,574
IMMOFINANZ Immobilien Anlagen AG	3,153,900	6,025,964

TOTAL AUSTRIA		42,169,609

Bailiwick of Jersey - 1.4%
Glencore Xstrata PLC	4,049,132	15,886,593
Randgold Resources Ltd.	88,000	7,689,457
Shire PLC	252,900	14,735,749

TOTAL BAILIWICK OF JERSEY		38,311,799

Belgium - 1.5%
Anheuser-Busch InBev SA NV	186,816	20,470,412
KBC Groep NV	283,245	18,791,689

TOTAL BELGIUM		39,262,101

Bermuda - 0.8%
Cheung Kong Infrastructure Holdings Ltd.	536,360	4,209,993
Chow Sang Sang Holdings International Ltd.	4,190,000	9,877,218
Petra Diamonds Ltd. (a)	4,042,300	6,751,109

TOTAL BERMUDA		20,838,320

Canada - 6.6%
Barrick Gold Corp.	518,200	9,843,014
Canadian Natural Resources Ltd.	311,100	10,185,580
Cenovus Energy, Inc.	631,500	7,146,727
Fortis, Inc.	173,690	5,755,926
Great-West Lifeco, Inc.	550,000	15,240,441
Imperial Oil Ltd.	174,700	5,323,039
Intact Financial Corp.	239,300	17,019,208
MDC Partners, Inc. Class A (b)	855,900	8,045,460
Potash Corp. of Saskatchewan, Inc. (b)	661,500	11,301,485
PrairieSky Royalty Ltd.	202,522	4,273,239
Rogers Communications, Inc. Class B (non-vtg.)	165,300	7,308,824
Royal Bank of Canada	286,400	20,866,486
Suncor Energy, Inc.	664,900	20,414,232
TELUS Corp.	142,300	4,619,386
The Toronto-Dominion Bank	566,400	28,370,045

TOTAL CANADA		175,713,092

Cayman Islands - 1.0%
Cheung Kong Property Holdings Ltd.	2,962,000	19,952,480
Tencent Holdings Ltd.	249,900	7,199,499

TOTAL CAYMAN ISLANDS		27,151,979

China - 0.9%
PICC Property & Casualty Co. Ltd. (H Shares)	10,300,000	15,877,758
Wuliangye Yibin Co. Ltd. Class A	1,124,662	7,021,891

TOTAL CHINA		22,899,649

Denmark - 1.1%
Danske Bank A/S	98,370	3,350,189
H Lundbeck A/S	156,600	7,262,309
Jyske Bank A/S (Reg.)	170,100	8,605,495
Scandinavian Tobacco Group A/S	285,557	4,991,597
TDC A/S	899,990	4,640,880

TOTAL DENMARK		28,850,470

France - 7.1%
Christian Dior SA	118,200	27,463,656
Danone SA	208,500	14,183,202
ENGIE	481,380	6,819,761
Hermes International SCA	32,700	15,492,144
Ipsen SA	115,600	11,562,678
Orange SA	270,750	4,203,551
Sanofi SA	329,303	29,767,439
Societe Generale Series A	296,700	15,032,405
Suez Environnement SA	228,991	3,616,678
Total SA (b)	544,253	27,519,287
Total SA sponsored ADR (b)	53,990	2,722,176
VINCI SA	399,194	31,641,410

TOTAL FRANCE		190,024,387

Germany - 5.5%
BASF AG	303,003	30,035,795
Bayer AG	92,500	10,657,251
Deutsche Borse AG	96,416	8,836,410
Deutsche Borse AG	92,770	8,528,979
Deutsche Post AG	568,101	19,442,427
Deutsche Telekom AG	830,100	14,545,538
Fresenius SE & Co. KGaA	182,400	14,658,037
ProSiebenSat.1 Media AG	345,849	15,314,433
SAP AG	243,112	23,851,228

TOTAL GERMANY		145,870,098

Hong Kong - 1.3%
China Resources Beer Holdings Co. Ltd.	2,293,333	5,217,285
CLP Holdings Ltd.	626,460	6,549,556
Dah Sing Banking Group Ltd.	3,454,000	6,808,889
Dah Sing Financial Holdings Ltd.	1,257,200	9,576,818
Power Assets Holdings Ltd.	639,700	5,515,010

TOTAL HONG KONG		33,667,558

India - 0.7%
Axis Bank Ltd.	2,035,394	15,401,964
Tata Motors Ltd. Class A	792,785	3,448,725

TOTAL INDIA		18,850,689

Indonesia - 1.2%
PT Bank Danamon Indonesia Tbk Series A	42,179,200	14,876,908
PT Bank Rakyat Indonesia Tbk	17,125,000	16,674,562

TOTAL INDONESIA		31,551,470

Ireland - 2.2%
Greencore Group PLC	2,594,399	7,989,784
James Hardie Industries PLC CDI	1,116,445	17,545,469
Kerry Group PLC Class A	113,100	8,892,279
Ryanair Holdings PLC sponsored ADR (a)	295,580	24,527,228

TOTAL IRELAND		58,954,760

Isle of Man - 0.4%
Gaming VC Holdings SA	1,076,300	9,891,220
Israel - 0.0%
Frutarom Industries Ltd.	51	2,851
Italy - 1.1%
Banca Generali SpA	419,900	10,974,758
Banco di Desio e della Brianza SpA	1,855,961	4,747,894
Enel SpA	2,144,571	10,091,205
Mediaset SpA	914,051	3,783,425

TOTAL ITALY		29,597,282

Japan - 19.9%
AEON Financial Service Co. Ltd.	971,700	18,302,838
AEON MALL Co. Ltd.	817,740	12,868,773
Alps Electric Co. Ltd.	169,100	4,794,782
Astellas Pharma, Inc.	916,200	12,083,693
Bandai Namco Holdings, Inc.	320,800	9,595,473
Broadleaf Co. Ltd.	519,000	3,552,304
Chubu Electric Power Co., Inc.	323,800	4,349,590
Chugai Pharmaceutical Co. Ltd.	196,600	6,767,617
Coca-Cola Central Japan Co. Ltd.	242,900	5,874,501
DaikyoNishikawa Corp.	1,001,300	13,122,220
East Japan Railway Co.	201,100	17,560,358
Fuji Heavy Industries Ltd.	479,600	17,590,908
Hoya Corp.	317,400	15,269,868
Ichigo, Inc.	3,477,300	10,182,339
JSR Corp.	668,900	11,277,511
KDDI Corp.	497,200	13,076,757
Keyence Corp.	28,400	11,372,245
Koito Manufacturing Co. Ltd.	15,200	790,515
Komatsu Ltd.	710,500	18,610,323
Makita Corp.	601,800	21,081,649
Mitsubishi Motors Corp. of Japan	2,377,900	14,264,494
Nabtesco Corp.	472,400	12,517,560
Nidec Corp.	63,400	6,033,621
Nintendo Co. Ltd.	23,300	5,406,506
Nippon Paint Holdings Co. Ltd.	291,800	10,156,517
Nippon Telegraph & Telephone Corp.	223,970	9,575,461
Olympus Corp.	452,500	17,464,949
Panasonic Corp.	1,608,700	18,205,998
Recruit Holdings Co. Ltd.	627,300	32,004,527
Shin-Etsu Chemical Co. Ltd.	59,600	5,180,393
Shionogi & Co. Ltd.	178,300	9,230,162
SMC Corp.	73,800	21,822,474
SoftBank Corp.	214,460	15,208,461
Sony Corp.	976,900	32,968,855
Sony Financial Holdings, Inc.	612,500	9,836,502
Start Today Co. Ltd.	175,200	3,876,023
Sumco Corp.	241,100	4,027,388
Sumitomo Mitsui Financial Group, Inc.	778,700	28,343,721
Suzuki Motor Corp.	470,300	19,533,311
Tokyo Gas Co. Ltd.	1,082,000	4,941,602
Toyota Boshoku Corp.	547,200	12,695,748
VT Holdings Co. Ltd.	1,040,500	5,402,039
Welcia Holdings Co. Ltd.	150,400	4,208,174

TOTAL JAPAN		531,028,750

Mexico - 0.4%
CEMEX S.A.B. de CV sponsored ADR	1,196,400	10,851,348
Multi-National - 0.2%
HKT Trust/HKT Ltd. unit	3,835,120	4,944,721
Netherlands - 2.7%
ASML Holding NV (Netherlands)	89,800	11,915,823
Koninklijke Philips Electronics NV	815,600	26,200,559
LyondellBasell Industries NV Class A	46,100	4,203,859
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	399,300	19,824,907
(NY Reg.)	223,100	11,083,608

TOTAL NETHERLANDS		73,228,756

Norway - 0.5%
Aker Bp ASA	226,700	3,633,030
Statoil ASA	591,469	10,166,496

TOTAL NORWAY		13,799,526

Singapore - 0.1%
UOL Group Ltd.	372,500	1,856,042
South Africa - 0.6%
Naspers Ltd. Class N	98,700	17,007,226
Spain - 3.7%
Amadeus IT Holding SA Class A	161,700	8,204,174
Atresmedia Corporacion de Medios de Comunicacion SA	427,300	5,397,189
CaixaBank SA	4,718,632	20,287,694
Endesa SA	215,060	5,054,255
Gas Natural SDG SA	224,540	4,920,137
Grifols SA ADR	491,950	9,285,556
Iberdrola SA	1,513,360	10,824,904
Merlin Properties Socimi SA	1,056,000	11,806,148
Prosegur Compania de Seguridad SA (Reg.)	1,505,100	9,055,813
Telefonica SA	1,218,391	13,637,853

TOTAL SPAIN		98,473,723

Sweden - 2.1%
Lundin Petroleum AB	227,773	4,621,220
Nordea Bank AB	1,653,200	18,873,894
Rezidor Hotel Group AB	3,496,050	13,343,330
Saab AB (B Shares)	264,400	11,162,418
Svenska Cellulosa AB (SCA) (B Shares)	285,500	9,207,982

TOTAL SWEDEN		57,208,844

Switzerland - 6.2%
ABB Ltd. (Reg.)	1,234,740	28,899,710
Credit Suisse Group AG	1,086,311	16,162,813
Nestle SA	345,562	26,522,496
Novartis AG	269,505	20,012,785
Panalpina Welttransport Holding AG	78,610	9,488,293
Roche Holding AG (participation certificate)	164,380	42,037,507
Zurich Insurance Group AG	88,789	23,703,069

TOTAL SWITZERLAND		166,826,673

Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	768,000	4,810,693
United Kingdom - 16.8%
Aggreko PLC	1,587,800	17,575,948
Aldermore Group PLC (a)	2,826,955	7,894,877
AstraZeneca PLC (United Kingdom)	113,056	6,951,479
Aviva PLC	3,020,015	20,152,753
BP PLC	1,366,600	7,866,310
British American Tobacco PLC:
(United Kingdom)	242,500	16,088,917
sponsored ADR (b)	349,300	23,165,576
Bunzl PLC	753,500	21,902,195
Centrica PLC	2,198,300	5,976,723
Coca-Cola European Partners PLC	148,600	5,600,734
Diageo PLC	576,101	16,496,769
Dialog Semiconductor PLC (a)	94,300	4,815,183
Essentra PLC	1,252,000	8,235,312
GlaxoSmithKline PLC	1,531,000	31,833,991
HSBC Holdings PLC (United Kingdom)	1,535,700	12,526,472
Imperial Tobacco Group PLC	168,176	8,148,067
Informa PLC	1,185,470	9,689,852
International Personal Finance PLC	1,601,815	3,286,322
Lloyds Banking Group PLC	26,885,900	22,360,494
London Stock Exchange Group PLC	59,000	2,344,038
Mondi PLC	527,200	12,728,391
Moneysupermarket.com Group PLC	3,318,544	13,729,068
National Grid PLC	470,640	5,971,150
Prudential PLC	937,581	19,805,362
Reckitt Benckiser Group PLC	103,700	9,466,947
Rio Tinto PLC	441,200	17,766,100
Rolls-Royce Holdings PLC	2,622,359	24,773,584
Royal Dutch Shell PLC:
Class A (United Kingdom)	516,502	13,614,100
Class B (United Kingdom)	416,662	11,453,797
Shawbrook Group PLC	2,740,000	11,647,986
St. James's Place Capital PLC	644,300	8,572,926
Standard Chartered PLC (Hong Kong) (a)	1,268,922	12,123,459
TechnipFMC PLC (France) (a)	81,800	2,669,413
Victrex PLC	359,800	8,565,075
Virgin Money Holdings Uk PLC	1,746,600	7,015,738
Vodafone Group PLC	6,321,928	16,474,857

TOTAL UNITED KINGDOM		449,289,965

United States of America - 4.6%
Amgen, Inc.	28,900	4,741,623
Arch Coal, Inc. (a)(b)	96,300	6,638,922
Biogen, Inc. (a)	16,200	4,429,404
Cheniere Energy, Inc. (a)	80,800	3,819,416
Chevron Corp.	64,700	6,946,839
ConocoPhillips Co.	221,500	11,046,205
Constellation Brands, Inc. Class A (sub. vtg.)	29,100	4,716,237
Coty, Inc. Class A	302,600	5,486,138
Edgewell Personal Care Co. (a)	75,700	5,536,698
elf Beauty, Inc.	99,600	2,868,480
Energizer Holdings, Inc.	100,600	5,608,450
Enterprise Products Partners LP	157,000	4,334,770
Freeport-McMoRan, Inc. (a)	850,200	11,358,672
Macy's, Inc.	145,700	4,318,548
Molson Coors Brewing Co. Class B	98,500	9,427,435
Monster Beverage Corp. (a)	184,500	8,518,365
Newell Brands, Inc.	171,000	8,066,070
Phillips 66 Co.	40,200	3,184,644
Plains All American Pipeline LP	114,200	3,609,862
Post Holdings, Inc. (a)	78,800	6,896,576
U.S.A. Compression Partners LP	128,000	2,161,920

TOTAL UNITED STATES OF AMERICA		123,715,274

TOTAL COMMON STOCKS
(Cost $2,366,920,751)		2,567,656,455

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.4%
Porsche Automobil Holding SE (Germany)	189,900	10,360,213
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	4,503	6,460,493
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $14,088,272)		16,820,706
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.75% 4/6/17 to 6/15/17(c)
(Cost $9,276,233)	9,280,000	9,275,261
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.84% (d)	67,842,793	67,856,361
Fidelity Securities Lending Cash Central Fund 0.84% (d)(e)	29,251,463	29,254,388
TOTAL MONEY MARKET FUNDS
(Cost $97,109,489)		97,110,749
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $2,487,394,745)		2,690,863,171
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(21,943,353)
NET ASSETS - 100%		$2,668,919,818

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
376 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2017	33,501,600	$491,759
22 TME S&P/TSX 60 Index Contracts (Canada)	June 2017	3,017,814	(4,430)
TOTAL FUTURES CONTRACTS			$487,329

The face value of futures purchased as a percentage of Net Assets is 1.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,957,269.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$220,584
Fidelity Securities Lending Cash Central Fund	456,422
Total	$677,006

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$319,843,839	$175,268,762	$144,575,077	$--
Consumer Staples	268,521,910	145,468,260	123,053,650	--
Energy	173,351,224	102,731,234	70,619,990	--
Financials	584,978,042	440,275,188	144,702,854	--
Health Care	268,752,097	67,209,475	201,542,622	--
Industrials	370,995,744	235,508,783	135,486,961	--
Information Technology	113,539,810	51,533,891	62,005,919	--
Materials	215,323,451	184,687,501	30,635,950	--
Real Estate	76,338,265	76,338,265	--	--
Telecommunication Services	108,236,289	21,513,811	86,722,478	--
Utilities	84,596,490	59,242,943	25,353,547	--
Government Obligations	9,275,261	--	9,275,261	--
Money Market Funds	97,110,749	97,110,749	--	--
Total Investments in Securities:	$2,690,863,171	$1,656,888,862	$1,033,974,309	$--
Derivative Instruments:
Assets
Futures Contracts	$491,759	$491,759	$--	$--
Total Assets	$491,759	$491,759	$--	$--
Liabilities
Futures Contracts	$(4,430)	$(4,430)	$--	$--
Total Liabilities	$(4,430)	$(4,430)	$--	$--
Total Derivative Instruments:	$487,329	$487,329	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$23,311,951
Level 2 to Level 1	$357,850,901

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$491,759	$(4,430)
Total Equity Risk	491,759	(4,430)
Total Value of Derivatives	$491,759	$(4,430)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,607,196) — See accompanying schedule: Unaffiliated issuers (cost $2,390,285,256)	$2,593,752,422
Fidelity Central Funds (cost $97,109,489)	97,110,749
Total Investments (cost $2,487,394,745)		$2,690,863,171
Cash		33,358
Receivable for investments sold		4,377,770
Receivable for fund shares sold		711,760
Dividends receivable		18,724,395
Distributions receivable from Fidelity Central Funds		267,232
Other receivables		15
Total assets		2,714,977,701
Liabilities
Payable for investments purchased	$15,230,431
Payable for fund shares redeemed	1,349,773
Payable for daily variation margin for derivative instruments	82,269
Other payables and accrued expenses	139,135
Collateral on securities loaned	29,256,275
Total liabilities		46,057,883
Net Assets		$2,668,919,818
Net Assets consist of:
Paid in capital		$2,438,724,285
Undistributed net investment income		13,050,637
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,629,193
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		203,515,703
Net Assets, for 33,863,292 shares outstanding		$2,668,919,818
Net Asset Value, offering price and redemption price per share ($2,668,919,818 ÷ 33,863,292 shares)		$78.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2017 (Unaudited)
Investment Income
Dividends		$27,746,607
Interest		10,941
Income from Fidelity Central Funds		677,006
Income before foreign taxes withheld		28,434,554
Less foreign taxes withheld		(2,487,847)
Total income		25,946,707
Expenses
Custodian fees and expenses	$143,520
Independent directors' fees and expenses	4,401
Total expenses before reductions	147,921
Expense reductions	(4,401)	143,520
Net investment income (loss)		25,803,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $34,209)	10,774,379
Fidelity Central Funds	450
Foreign currency transactions	(115,590)
Futures contracts	3,931,230
Total net realized gain (loss)		14,590,469
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $284,050)	94,081,402
Assets and liabilities in foreign currencies	(215,904)
Futures contracts	469,422
Total change in net unrealized appreciation (depreciation)		94,334,920
Net gain (loss)		108,925,389
Net increase (decrease) in net assets resulting from operations		$134,728,576

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2017 (Unaudited)	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,803,187	$60,371,813
Net realized gain (loss)	14,590,469	(64,615,316)
Change in net unrealized appreciation (depreciation)	94,334,920	144,948,931
Net increase (decrease) in net assets resulting from operations	134,728,576	140,705,428
Distributions to shareholders from net investment income	(12,752,550)	(56,453,703)
Distributions to shareholders from net realized gain	(961,276)	–
Total distributions	(13,713,826)	(56,453,703)
Affiliated share transactions
Proceeds from sales of shares	490,083,945	125,593,399
Reinvestment of distributions	13,713,729	56,453,296
Cost of shares redeemed	(94,188,341)	(232,934,866)
Net increase (decrease) in net assets resulting from share transactions	409,609,333	(50,888,171)
Total increase (decrease) in net assets	530,624,083	33,363,554
Net Assets
Beginning of period	2,138,295,735	2,104,932,181
End of period	$2,668,919,818	$2,138,295,735
Other Information
Undistributed net investment income end of period	$13,050,637	$–
Shares
Sold	6,428,825	1,702,941
Issued in reinvestment of distributions	185,965	760,600
Redeemed	(1,275,797)	(3,189,303)
Net increase (decrease)	5,338,993	(725,762)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Equity Central Fund

	Six months ended (Unaudited) March 31,	Years ended September 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$74.96	$71.96	$79.13	$78.06	$65.60	$57.85
Income from Investment Operations
Net investment income (loss)A	.87	2.09	2.13	2.74B	2.04	2.08
Net realized and unrealized gain (loss)	3.45	2.87	(7.28)	.64	12.32	7.65
Total from investment operations	4.32	4.96	(5.15)	3.38	14.36	9.73
Distributions from net investment income	(.43)	(1.96)	(2.02)	(2.31)	(1.90)	(1.98)
Distributions from net realized gain	(.03)	–	–	–	–	–
Total distributions	(.47)C	(1.96)	(2.02)	(2.31)	(1.90)	(1.98)
Net asset value, end of period	$78.81	$74.96	$71.96	$79.13	$78.06	$65.60
Total ReturnD,E	5.81%	6.95%	(6.78)%	4.24%	22.15%	17.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	.01%	.01%	.01%	.01%	.02%
Expenses net of fee waivers, if any	.01%H	.01%	.01%	.01%	.01%	.02%
Expenses net of all reductions	.01%H	.01%	.01%	.01%	.01%	.02%
Net investment income (loss)	2.31%H	2.87%	2.67%	3.34%B	2.83%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$2,668,920	$2,138,296	$2,104,932	$2,841,400	$2,595,878	$1,348,956
Portfolio turnover rateI	71%H	59%	81%	67%	69%	82%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.69 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.50%.

 C Total distributions of $.47 per share is comprised of distributions from net investment income of $.434 and distributions from net realized gain of $.034 per share

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2017

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective October 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to October 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income (loss) and net realized gain (loss) on investments prior to October 1, 2016.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$298,888,956
Gross unrealized depreciation	(102,671,631)
Net unrealized appreciation (depreciation) on securities	$196,217,325
Tax Cost	$2,494,645,846

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,931,230 and a change in net unrealized appreciation (depreciation) of $469,422 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,156,625,729 and $771,646,242, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, fees and expenses of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,862 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $456,422. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,401.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period-B October 1, 2016 to March 31, 2017
Actual	.0129%	$1,000.00	$1,058.10	$.07
Hypothetical-C		$1,000.00	$1,024.87	$.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

INTCEN-SANN-0517
1.859211.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2017